UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6114

American Performance Funds

(Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Address of principal executive offices) (Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 762-7085

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

AMERICAN PERFORMANCE FUNDS

U.S Treasury Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Treasury Obligations (16.8%)*
$100,000,000	U.S. Treasury Bills, 4.80%, 6/14/07	$99,826,847
50,000,000	U.S. Treasury Bills, 4.83%, 6/21/07	49,866,278
150,000,000	U.S. Treasury Bills, 4.86%, 6/28/07	149,455,838

Total U.S. Treasury Obligations		299,148,963

Repurchase Agreements (83.6%)
150,000,000	Bear Stearns Cos., Inc., 5.05%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $150,021,042, collateralized by U.S. Treasury Securities, (0.00%-9.25%), (8/23/07-8/15/29), fair value $153,013,301)	150,000,000
220,316,263	Deutsche Bank, 5.08%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $220,347,353, collateralized by U.S. Treasury Securities, (0.00%-7.63%), (10/18/07-2/15/30), fair value $224,722,589)	220,316,263
250,000,000	JP Morgan Chase & Co., 5.03%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $250,034,931, collateralized by U.S. Treasury Security, 2.63%, 3/15/09, fair value $255,005,176)	250,000,000
270,000,000	Merrill Lynch & Co., Inc., 5.10%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $270,038,250, collateralized by U.S. Government Securities, (1.48%-6.50%), (11/20/14-4/15/37), fair value $275,400,756)	270,000,000
100,000,000	Morgan Stanley & Co., 5.06%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $100,014,056, collateralized by U.S. Treasury Securities, (10.63%-13.25%), (11/15/12-5/15/14), fair value $102,000,570)	100,000,000
250,000,000	SG Cowen, 5.07%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $250,035,208, collateralized by U.S. Treasury Securities, (5.13%-7.13%), (2/15/10-2/15/23), fair value $255,000,007)	250,000,000
250,000,000	UBS AG, 5.21%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $250,036,181, collateralized by U.S. Government Securities, (4.00%-10.00%), (6/15/13-4/20/37), fair value $255,002,130)	250,000,000

Total Repurchase Agreements		1,490,316,263

Total Investments (Cost $1,789,465,226)(a)—100.4%		1,789,465,226
Liabilities in excess of other assets — (0.4)%		(6,410,458)

NET ASSETS — 100.0%		$1,783,054,768

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	The rate represented is the effective yield at purchase.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Certificates of Deposit (17.8%)
Banking & Financial Services (17.8%)
$25,000,000	Abbey National, 5.32%, 6/15/07	$25,000,000
30,000,000	Barclays Bank, 5.30%, 7/2/07	30,000,096
20,000,000	BNP Paribas, 5.29%, 8/24/07	20,000,000
10,000,000	BNP Paribas, 5.35%, 7/30/07	10,000,067
30,000,000	Calyon NY, 5.29%, 8/7/07	30,000,000
30,000,000	Citibank NA, 5.30%, 8/16/07	30,000,000
25,000,000	Credit Suisse First Boston, 5.31%, 7/11/07	25,000,000
10,000,000	Fortis Bank NY, 5.28%, 7/23/07	10,000,000
20,000,000	Fortis Bank NY, 5.31%, 7/23/07	20,000,000
30,000,000	Societe Generale NY, 5.28%, 7/10/07	30,000,000

Total Certificates of Deposit		230,000,163

Commercial Paper* (25.1%)
Banking (2.3%)
30,000,000	Nordea Bank NA, 5.37%, 6/7/07	29,973,800

Chemicals (1.9%)
25,000,000	BASF AG, 5.35%, 7/3/07 (b)	24,883,555

Financial Services (10.8%)
30,000,000	AIG Funding Inc., 5.34%, 6/27/07	29,886,683
25,000,000	American Express Credit Corp., 5.33%, 6/13/07	24,956,417
25,000,000	American Honda Financial, 5.35%, 7/18/07	24,829,625
30,000,000	CBA Delaware Finance, 5.34%, 6/5/07	29,982,667
30,000,000	Toyota Motor Credit Corp., 5.32%, 6/4/07	29,986,950

		139,642,342

Insurance (2.0%)
15,000,000	ING America Insurance, 5.35%, 6/4/07	14,993,488
10,000,000	ING America Insurance, 5.38%, 7/13/07	9,938,983

		24,932,471

Petroleum Refining (2.3%)
30,000,000	Total Capital Corp, 5.32%, 6/7/07 (b)	29,973,900

Security Brokers & Dealers (5.8%)
25,000,000	JP Morgan Chase & Co., 5.34%, 6/28/07	24,901,938
25,000,000	Merrill Lynch & Co., 5.34%, 7/12/07	24,852,229
25,000,000	The Goldman Sachs Group, Inc., 5.33%, 7/9/07	24,864,097

		74,618,264

Total Commercial Paper		324,024,332

U.S. Government Agency Securities (15.1%)
2,314,000	Fannie Mae, 5.15%, 9/21/07	2,313,422
20,000,000	5.30%, 1/8/08	20,000,000
10,000,000	Federal Home Loan Bank, 5.17%, 9/21/07	10,000,000
15,000,000	5.25%, 11/1/07	15,000,000
12,500,000	5.25%, 11/1/07	12,500,000
2,735,000	5.30%, 11/1/07	2,735,000
23,050,000	5.30%, 3/5/08	23,050,000
25,000,000	5.30%, 3/19/08	25,000,000
15,000,000	5.30%, 3/19/08	15,000,000
20,000,000	5.32%, 1/11/08	20,000,000
25,000,000	Federal Home Loan Mortgage Corp., 5.30%, 2/6/08	25,000,000
25,000,000	5.36%, 3/27/08	25,000,000

Total U.S. Government Agency Securities		195,598,422

Repurchase Agreements (42.0%)
$50,000,000	Bear Stearns Cos., Inc., 5.23%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $50,007,264, collateralized by U.S. Government Agency Securities (0.00% - 6.63%), (10/5/07 - 11/15/30), fair value $51,002,302)	$50,000,000
131,914,144	Deutsche Bank AG, 5.30%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $131,933,565, collateralized by U.S. Government Agency Securities (0.00% - 6.00%), (7/9/07 - 03/15/19), fair value $133,574,433)	131,914,144
130,000,000	JP Morgan Chase & Co., 5.25%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $130,018,958, collateralized by U.S. Government Agency Securities (0.00% - 6.88), (6/8/07 - 11/29/19), fair value $132,601,009)	130,000,000
50,000,000	Morgan Stanley & Co., 5.25%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $50,007,292, collateralized by U.S. Government Agency Securities (5.70% - 6.00%), (4/28/16 - 10/5/21), fair value $50,675,855.20)	50,000,000

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Cash Management Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Repurchase Agreements, continued:
$180,000,000	UBS AG, 5.26%, 6/1/07 (Purchased on 5/31/07, proceeds at maturity $180,026,300, collateralized by U.S. Government Agency Security 0.00%, 8/3/07, fair value $183,603,857)	$180,000,000

Total Repurchase Agreements		541,914,144

Total Investments (Cost $1,291,537,061)(a)—100.0%		1,291,537,061
Liabilities in excess of other assets — 0.0%		(521,789)

NET ASSETS — 100.0%		$1,291,015,272

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended.

*	Rate represents the effective yield at purchase.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (99.8%)
Alabama (4.1%)
$12,000,000	Montgomery Alabama Industrial Development Board, 3.88%*, 5/1/21, General Electric	$12,000,000

Colorado (7.6%)
8,500,000	Broomfield Colorado Urban Renewal, 3.78%*, 12/1/30, Enhanced by: LOC	8,500,000
7,000,000	Colorado Educational & Cultural Facilities Student Housing, 3.76%*, 7/1/37, Enhanced by: LOC	7,000,000
6,800,000	Denver Colorado City & County Airport Revenue, 3.81%*, 11/15/25, Enhanced by: LOC, AMT	6,800,000

		22,300,000

District of Columbia (1.9%)
5,765,000	District of Columbia Revenue, 3.76%*, 10/1/30, Enhanced by: LOC	5,765,000

Florida (4.1%)
12,000,000	Palm Beach Florida Schools District , 3.64%, 7/12/07, Enhanced by: LOC	12,000,000

Georgia (7.0%)
2,340,000	Athens-Clarke County University Development Revenue, 3.76%*, 4/1/31, Enhanced by: LOC	2,340,000
11,800,000	MARTA Georgia, 3.63%, 8/10/07, Enhanced by: LOC	11,800,000
6,500,000	Richmond County Hospital Authority Revenue, 3.76%*, 1/1/25, Enhanced by: LOC	6,500,000

		20,640,000

Illinois (9.9%)
7,500,000	Educational Facilities Authority Revenue, Elmhurst College, 3.86%*, 3/1/33, Enhanced by: LOC	7,500,000
5,000,000	Illinois Education Facilities Authority, 3.64%, 8/9/07, Enhanced by: LOC	5,000,000
10,000,000	Illinois Financial Authority Revenue, 3.87%*, 11/1/41, Enhanced by: LOC	10,000,000
6,800,000	Quincy Illinois Revenue, Blessing Hospital Project, 3.86%*, 11/15/33, Enhanced by: LOC	6,800,000

		29,300,000

Indiana (2.4%)
7,000,000	Mount Vernon Indiana Pollution Control & Solid Waste Disposal Revenue, 3.88%*, 12/1/14, General Electric	7,000,000

Kentucky (4.3%)
5,000,000	Jefferson County Kentucky Student High School Industrial Building Revenue, 3.78%*, 9/1/29, Enhanced by: LOC	5,000,000
7,715,000	Jeffersontown Lease Program Revenue, 3.87%*, 3/1/30, Enhanced by: LOC	7,715,000

		12,715,000

Massachusetts (3.4%)
10,000,000	Massachusetts School Building Authority, 3.71%, 10/11/07, Enhanced by: LOC	10,000,000

Michigan (4.8%)
5,800,000	Detroit Sewer Disposal Revenue, 3.73%*, 7/1/27, Insured by: FSA	5,800,000
6,000,000	Michigan State Hospital Finance Authority Revenue, 3.81%*, 12/1/30, Insured by: AMBAC	6,000,000
2,349,000	Michigan State Strategic Fund, Solid Waste Disposal, Grayling Generating Project, AMT, 3.84%*, 1/1/14, Enhanced by: LOC	2,349,000

		14,149,000

Missouri (3.1%)
6,900,000	Missouri State Health & Educational Facilities Authority Educational Facilities Revenue, 3.75%*, 2/1/31, Enhanced by: LOC	6,900,000

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Tax-Free Money Market Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Missouri, continued:
$2,400,000	Missouri State Highways & Transportation Revenue, 3.74%*, 5/1/15, Enhanced by: LOC	$2,400,000

		9,300,000

New Mexico (4.1%)
12,000,000	Farmington New Mexico Pollution Control Revenue, Series A, 3.88%*, 5/1/24, Enhanced by: LOC	12,000,000

New York (3.4%)
10,000,000	Metropolitan Transit Authority New York, 3.65%, 6/27/07, Enhanced by: LOC	10,000,000

Pennsylvania (3.4%)
10,000,000	Delaware County Industrial Development Authority, 3.72%, 9/11/07, Enhanced by: LOC	10,000,000

Texas (8.8%)
12,050,000	Brownsville, Texas Utility, 3.80%, 6/28/07, Enhanced by: LOC	12,050,000
8,000,000	Calhoun County Texas Industrial Development Authority Port Revenue, AMT, 3.82%*, 11/1/15, Enhanced by: LOC	8,000,000
6,000,000	Midlothian Industrial Development Corporate Pollution Control Revenue, 3.82%*, 12/1/09, Enhanced by: LOC	6,000,000

		26,050,000

Utah (3.4%)
10,000,000	Emery County Utah Pollution Control Revenue, 3.83%*, 7/1/15, Enhanced by: LOC	10,000,000

Vermont (2.7%)
8,000,000	Vermont State, Student Assistance Corporation, Student Loan Revenue, 3.91%*, 1/1/08, Enhanced by: LOC	8,000,000

Virginia (6.1%)
12,000,000	Falls Church Virginia Economics Development Authority, 3.77%*, 7/1/31, Enhanced by: LOC	12,000,000
5,995,000	Peninsula Ports Authority, 3.75%, 7/16/07, Enhanced by: LOC	5,995,000

		17,995,000

Washington (4.3%)
6,000,000	Port Seattle Washington, 3.63%, 8/10/07, Enhanced by: LOC	6,000,000
6,700,000	Washington State Health Care Facilities Authority, National Healthcare Research & Education Revenue, 3.83%*, 1/1/32, Enhanced by: LOC	6,700,000

		12,700,000

West Virginia (6.1%)
8,000,000	West Virginia Public Energy, 3.68%, 8/10/07, Enhanced by: LOC	8,000,000
10,000,000	West Virginia State Hospital Finance Authority Revenue, 3.84%*, 10/1/36, Enhanced by: LOC	10,000,000

		18,000,000

Wisconsin (4.9%)
4,000,000	Beaver Dam Wisconsin Development Revenue, 3.78%*, 12/1/36, Enhanced by: LOC	4,000,000
7,500,000	Wisconsin State Health & Educations Facilities Authority, 3.95%*, 3/1/36, Enhanced by: LOC	7,500,000
1,450,000	Wisconsin State Health & Educational Facilities Authority, 3.78%*, 11/1/30, Enhanced by: LOC	1,450,000
1,400,000	Wisconsin State Health & Educational Facilities Authority, 3.76%*, 8/15/33, Enhanced by: LOC	1,400,000

		14,350,000

Total Municipal Bonds		294,264,000

Investment Companies (0.1%)
153,863	Goldman Sachs Tax-Free Money Market Fund	153,863
42,480	SEI Tax-Exempt Trust Institutional Money Market Fund, Class A	42,480
Total Investment Companies		196,343

Total Investments (Cost $294,460,343)(a)—99.9%		294,460,343
Other assets in excess of liabilities — 0.1%		332,946

NET ASSETS — 100.0%		$294,793,289

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

*	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2007. The date presented reflects the final maturity date.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

FSA	Financial Security Assurance

LOC	Letter of Credit

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds (98.1%)
Alabama (4.6%)
$475,000	Birmingham Alabama Refunding & Capital Improvement, GO, Series B, 3.13%, 12/1/08	$470,226
450,000	Huntsville Alabama, Water System Revenue, 4.70%, 11/1/13, Callable 11/1/08 @ 101*, Insured by: AMBAC	458,807

		929,033

Arizona (0.1%)
15,000	Phoenix Arizona, GO, Series A, 4.50%, 7/1/16, Callable 7/1/08 @ 101*	15,154

Arkansas (0.1%)
30,000	Fountain Hill School District, Arkansas Ashley County, GO, 3.50%, 6/1/07, Insured by: State Aid	30,000

California (1.0%)
10,000	Forestville California University School District, GO, 5.00%, 8/1/11, Insured by: FSA	10,482
15,000	Metropolitan Water District, Southern California Waterworks Revenue, 5.00%, 7/1/18, Callable 1/1/08 @ 101*	15,272
10,000	Morgan Hill California University School District, GO, 5.00%, 8/1/12, Callable 8/1/11 @ 101*, Insured by: FGIC	10,558
80,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	81,817
25,000	Pomona California Public Financing Authority Revenue, 5.00%, 2/1/24, Callable 2/1/08 @ 102*, Insured by: MBIA	25,725
15,000	San Bernardino County California Transportation Authority, Series A, 4.88%, 3/1/10, Callable 3/1/08 @ 101*, Insured by: FSA	15,273
25,000	San Diego California Public Facilities Financing Authority Revenue, Series A, 4.38%, 9/2/12, Callable 9/2/09 @ 101*, Insured by: AMBAC	25,534
10,000	San Mateo County California Transportation District, 4.75%, 6/1/16, Callable 6/1/08 @ 101*, Insured by: MBIA	10,199
10,000	West Contra Costa California University School District, GO, 5.00%, 8/1/15, Callable 8/1/09 @ 101*, Insured by: FGIC	10,360

		205,220

Florida (0.8%)
25,000	Florida Municipal Loan Council Revenue, 4.50%, 4/1/13, Callable 4/1/09 @ 101*, Insured by: MBIA	25,357
120,000	Miami-Dade County Florida Public Facilities Revenue, Jackson Memorial Hospital, 5.00%, 6/1/18, Callable 6/1/08 @ 101*, Insured by: FSA	122,663
20,000	West Palm Beach Florida, Utility System Revenue, 3.50%, 10/1/12, Callable 10/1/10 @ 100*, Insured by: FSA	19,570

		167,590

Georgia (0.2%)
25,000	Coweta County Georgia Development Authority Revenue, 5.13%, 1/1/17, Callable 1/1/10 @ 101*, Insured by: AMBAC	26,015
20,000	Dalton-Whitfield County Georgia Hospital Authority Revenue, 5.25%, 7/1/13, Callable 7/12/07 @ 101*, Insured by: MBIA	20,020

		46,035

Illinois (12.0%)
400,000	Chicago Park District, GO, Series A, 5.25%, 11/15/12, Callable 11/15/08 @ 100*, Insured by: MBIA	408,244
250,000	Illinois Health Facilities Authority Revenue, Series A, 5.50%, 2/15/15, Callable 2/15/11 @ 101*, Insured by: FSA	263,692
285,000	Joliet Illinois Waterworks & Sewage Revenue, Series A, 5.00%, 1/1/14, Callable 1/1/12 @ 100*, Insured by: AMBAC	297,668
215,000	Kane County Illinois School District No. 129 Aurora West Side, GO, Series B, 4.70%, 2/1/15, Callable 2/1/12 @ 100*, Insured by: FGIC	221,226
15,000	University of Illinois Certificates, 4.25%, 10/1/09, Insured by: AMBAC	15,129
670,000	Will County Ill. Community High School Dist. No. 210 Lincoln-Way School Bldg., 5.00%, 1/1/17, Insured by: FGIC	719,567

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Illinois, continued:
$500,000	Will County School District No. 122, GO, Series B, 5.10%, 11/1/15, Callable 11/1/11 @ 100*, Insured by: FGIC	$523,740

		2,449,266

Indiana (7.7%)
305,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/15	304,344
390,000	Bartholomew County Indiana Building Corp., 4.25%, 7/15/14	391,841
10,000	East Chicago Indiana Multiple School Building Corp., 5.40%, 7/15/12, Callable 7/15/08 @ 101*, Insured by: AMBAC	10,271
845,000	New Albany Indiana Redevelopment Authority, 4.00%, 2/1/14	838,468
20,000	Warren Township Indiana School Building Corp., 5.00%, 7/5/14, Callable 7/5/08 @ 101*, Insured by: FSA	20,450

		1,565,374

Iowa (0.4%)
50,000	Iowa City Sewer Revenue, 4.10%, 7/1/12, Callable 7/1/10 @ 100*, Insured by: FSA	50,315
25,000	Iowa City Water Revenue, 4.75%, 7/1/12, Callable 7/1/08 @ 100*, Insured by: FGIC	25,228

		75,543

Kansas (1.3%)
250,000	University of Kansas Hospital Authority Health Facilities Revenue, 5.70%, 9/1/20, Callable 9/1/09 @ 100*, Insured by: AMBAC	260,135

Kentucky (0.1%)
5,000	Campbell & Kenton Counties Sanitary District Revenue, Series A, 5.00%, 8/1/17, Callable 8/1/11 @ 101*, Insured by: FSA	5,246
10,000	Kentucky State Turnpike Authority Economic Development Road Revenue, 5.15%, 7/1/19, Callable 7/1/11 @ 100*, Insured by: FSA	10,422

		15,668

Louisiana (2.6%)
10,000	Bossier City Louisiana Public Improvement Sales and Use Tax Revenue, 3.65%, 11/1/08, Insured by: AMBAC	9,983
500,000	Louisiana Public Facilities Authority, 5.45%, 2/1/13, Callable 8/1/07 @ 100*, Insured by: AMBAC	501,150
25,000	Orleans Parish Louisiana Parishwide School District, GO, 4.80%, 9/1/09, Callable 7/9/07 @ 100*, Insured by: FGIC	25,017

		536,150

Maine (1.9%)
380,000	Maine Municipal Bond Bank Revenue, Series A, 4.00%, 11/1/15, Callable 11/1/13 @ 100*	380,053
Michigan (8.2%)
490,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Callable 5/1/12 @ 100*, Insured by: Q-SBLF	512,035
110,000	Lake Orion Michigan Community School District, GO, 5.00%, 5/1/16, Prerefunded 5/1/12 @ 100*, Insured by: Q-SBLF	115,398
600,000	Michigan State Building Authority Revenue, Series I, 4.75%, 10/15/15, Callable 10/15/09 @ 100*	612,486
400,000	Novi Michigan Special Assessment, 4.75%, 10/1/14, Callable 10/1/08 @ 100*, Insured by: AMBAC	403,888
25,000	Ottawa County Michigan, GO, 5.05%, 8/1/14, Callable: 8/1/08 @ 100*	25,343

		1,669,150

Minnesota (0.0%)
10,000	Minneapolis & St. Paul Minnesota Housing & Redevelopment Authority, 4.75%, 11/15/18, Callable 7/9/07 @ 101*, Insured by: AMBAC	10,006

Mississippi (0.3%)
60,000	Mississippi Development Bank, Special Obligation Revenue, Series B, 5.55%, 7/1/16, Callable 7/1/10 @ 100*, Insured by: FSA	62,761

Missouri (0.4%)
10,000	Chesterfield Missouri, GO, 5.00%, 2/15/14, Callable: 2/15/08 @ 100*	10,084
25,000	Missouri State Health & Education Facilities Authority Revenue, Washington University, 5.00%, 6/15/21, Callable 6/15/09 @ 100*	25,584
10,000	Missouri State Health & Educational Facilities Authority Revenue, Rockhurst High School, 4.60%, 6/1/08, Callable 7/9/07 @ 100*, Enhanced by: Allied Irish Bank	10,050
5,000	St. Joseph Hospital Jackson County Revenue, 7.50%, 6/1/10, Callable 7/9/07 @ 100*, ETM	4,935

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Missouri, continued:
$5,000	St. Louis Missouri Municipal Finance Corp., 5.40%, 2/15/12, Callable 7/9/07 @ 101*, Insured by: AMBAC	$5,056
20,000	Stone County Missouri Reorganization School District No. 4, GO, 4.95%, 3/1/13, Callable 3/1/08 @ 100*, Insured by: State Aid	20,168
10,000	Wentzville Missouri School District No. 4, GO, 4.70%, 3/1/11, Callable 3/1/08 @ 100*, Insured by: FSA	10,073

		85,950

Nebraska (0.0%)
10,000	Lincoln Nebraska, GO, 3.45%, 6/15/15, Callable 6/15/13 @ 100*	9,594

New Mexico (1.1%)
235,000	Aztec New Mexico School District, GO, 3.60%, 10/1/10, Insured by: FGIC	233,489

New York (0.2%)
25,000	New York City Transport Authority Revenue, 5.40%, 1/1/18, Insured by: FSA	27,349
5,000	New York State Urban Development Corp. Revenue, Series B, 4.75%, 1/1/28, Callable 1/1/09 @ 101*, ETM	5,126

		32,475

Ohio (0.1%)
10,000	Alliance Ohio Water Works, 5.00%, 11/15/20, Callable 11/15/08 @ 101*, Insured by: MBIA	10,239

Oklahoma (10.6%)
200,000	Edmond Oklahoma Public Works Authority Utility Revenue, 5.60%, 7/1/19, Callable 7/1/09 @ 100*, Insured by: AMBAC	207,464
300,000	Oklahoma City Oklahoma, GO, 3.63%, 3/1/10	298,629
500,000	Oklahoma City Water Utilities Revenue, Series A, 5.00%, 7/1/16, Callable 7/1/09 @ 100*	511,895
50,000	Oklahoma County Independent School District 89, GO, 4.50%, 2/1/09, Insured by: FGIC	50,590
50,000	Oklahoma State Turnpike Authority, 5.00%, 1/1/15, Callable 1/1/09 @ 100*, Insured by: FGIC	50,982
285,000	Oklahoma University Board of Regents, Series A, 5.50%, 6/1/16, Callable 6/1/11 @ 100*, Insured by: MBIA	301,738
250,000	Tulsa County Oklahoma Independent School District No. 001, GO, 3.00%, 4/1/09, Insured by: FSA	245,700
150,000	University of Oklahoma Revenue, 3.70%, 6/1/13, Insured by: MBIA	148,266
335,000	University of Oklahoma Revenue, Tulsa Campus, 3.80%, 1/1/12, Insured by: MBIA	333,874

		2,149,138

Oregon (0.0%)
5,000	Albany Oregon, GO, 4.25%, 3/1/10, Callable 3/1/09 @ 100*, Insured by: FGIC	5,043

Pennsylvania (5.8%)
50,000	Delaware County Pennsylvania, GO, 5.13%, 10/1/13, Callable 10/1/09 @ 100*	51,441
10,000	Delaware County Pennsylvania Authority Health Care Revenue, 5.38%, 11/15/23, Callable 7/9/07 @ 100*, ETM	9,751
25,000	Downingtown Pennsylvania Area School District, GO, 3.90%, 3/1/10, Callable 3/1/08 @ 100*, Insured by: FGIC	25,012
20,000	Jefferson-Morgan School District, GO, Series A, 4.00%, 10/1/07, Callable 7/9/07 @ 100*, Insured by: FSA	20,003
250,000	Lackawanna County Pennsylvania, GO, Series A, 4.80%, 1/1/13, Callable 1/1/09 @ 100*, Insured by: FGIC	253,400
750,000	Pennsylvania State, GO, Third Series, 5.00%, 9/1/16, Callable 9/1/14 @ 100*	797,092
25,000	Plumstead Township Pennsylvania, GO, 4.25%, 12/15/12, Callable 12/15/07 @ 100*, Insured by: AMBAC	25,077

		1,181,776

Rhode Island (0.3%)
60,000	Providence Rhode Island, GO, 5.45%, 1/15/10, Callable 7/9/07 @ 101*, Insured by: FSA	60,676

Texas (25.8%)
275,000	Allen Texas Independent School District, GO, 3.00%, 2/15/10, Insured by: PSF-GTD	267,316
25,000	Austin Texas, GO, 5.00%, 8/1/12, Callable 8/1/07 @ 100*, Insured by: PSF-GTD	25,048
50,000	Bay City Texas Independent School District, GO, 4.80%, 2/15/14, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	50,381
30,000	Baytown Texas, GO, 4.75%, 2/1/11, Callable 8/1/08 @ 100*	30,255
275,000	Brazos River Authority Revenue, 5.13%, 5/1/19, Callable 5/1/08 @ 102*, Insured by: AMBAC	282,664

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Texas, continued:
$75,000	Clear Brook City Texas Municipal Utilities District, 5.13%, 2/1/26, Callable 2/1/11 @ 100*, Insured by: FGIC	$77,356
95,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	95,541
55,000	Conroe Texas Independent School District, GO, 4.90%, 2/15/17, Callable: 2/15/08 @ 100*, Insured by: PSF-GTD	55,456
525,000	Corpus Christi Texas Independent School District, 3.20%, 8/15/10, Insured by: PSF-GTD	513,046
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/09, Insured by: FSA	97,962
100,000	Corpus Christi Texas Utilities System Revenue, 3.00%, 7/15/10, Insured by: FSA	96,907
100,000	Corpus Christi Texas Utilities System Revenue, 4.00%, 7/15/11, Insured by: FSA	100,450
500,000	Dallas Texas Independent School District, GO, 4.50%, 8/15/14, Callable 8/15/09 @ 100*, Insured by: PSF-GTD	505,495
165,000	Del Rio Texas, GO, Series B, 4.50%, 7/1/16, Callable 7/1/12 @ 100*, Insured by: AMBAC	168,300
135,000	Fort Bend Texas Independent School District, GO, 5.13%, 8/15/22, Callable 8/15/10 @ 100*, Insured by: PSF-GTD	139,068
25,000	Harris County Texas, GO, 5.13%, 8/15/17, Callable 8/15/07 @ 101*, Insured by: MBIA	25,314
400,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	406,624
100,000	Houston, Texas, GO, 4.75%, 3/1/17, Callable 3/1/09 @ 100*, Insured by: MBIA	101,064
215,000	Lubbock Texas Independent School District, GO, 4.50%, 2/15/16, Callable 2/15/12 @ 100*, Insured by: PSF-GTD	219,169
40,000	McKinney Texas, GO, 4.70%, 8/15/14, Insured by: FSA	40,614
25,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by PSF-GTD	25,060
5,000	Mesquite Texas Independent School District, GO, 5.00%, 8/15/12, Callable 08/15/07 @ 100*, Insured by: PSF-GTD	5,012
40,000	Mission Texas Construction Independent School District, GO, 5.00%, 2/15/16, Callable 2/15/08 @ 100*, Insured by: PSF-GTD	40,360
10,000	Montgomery County Texas Municipal Utility District No. 46, GO, 3.00%, 3/1/09, Insured by: FGIC	9,840
10,000	Northside Texas Independent School District, GO, 5.00%, 2/15/23, Callable 2/15/11 @ 100*, Insured by: PSF-GTD	10,299
550,000	Pflugerville Texas, 4.75%, 8/1/20, Callable 8/1/13 @ 100*, Insured by: FGIC	564,151
350,000	Port Arthur Texas Naval District, GO, 4.88%, 3/1/17, Callable 3/1/08 @ 100*, Insured by: AMBAC	351,669
260,000	Port Houston Authority Texas Harris County, GO, Series A, 3.75%, 10/1/11	258,242
50,000	Red River Authority Texas Pollution Control, 5.20%, 7/1/11, Callable 7/9/07 @ 101*, Insured by: AMBAC	51,319
50,000	San Patricio Texas, Municipal Water District, 4.75%, 7/10/13, Callable 7/10/09 @ 100*, Insured by: FSA	50,983
265,000	Texas State, GO, Series B, 5.13%, 10/1/15, Callable 10/1/08 @ 101*	272,099
100,000	Texas State Public Finance Authority, Series B, 4.80%, 2/1/16, Callable 2/1/09 @ 100*, Insured by: AMBAC	101,660
200,000	Texas State University System, 5.00%, 3/15/20, Callable 3/15/12 @ 100*, Insured by: FSA	207,654

		5,246,378

Utah (2.7%)
250,000	Utah State, GO, Series A, 5.00%, 7/1/12, Callable 7/1/08 @ 100*, ETM	253,493
300,000	Washington County Utah School District, GO, 3.00%, 3/1/10, Insured by: SBG	291,564

		545,057

Washington (7.3%)
300,000	Seattle Drain & Wastewater Revenue, 5.00%, 11/1/17, Callable 11/1/11 @ 100*, Insured by: FGIC	313,137
750,000	Washington State, Series C, GO, 5.00%, 1/1/17, Insured by: AMBAC	804,870

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Tax-Free Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares or Principal Amount	Security Description	Value
Municipal Bonds, continued:
Washington, continued:
$350,000	Washington State Health Care Facilities Authority Revenue, 5.50%, 11/15/13, Callable 11/15/08 @ 101*, Insured by: AMBAC	$361,000

		1,479,007

West Virginia (1.0%)
10,000	Ohio County West Virginia Building Commission Revenue, 7.00%, 10/1/10, Callable 10/01/07 @ 100*, ETM	9,953
200,000	West Virginia State, Hospital Financial Authority Revenue, Series A, 3.50%, 6/1/10, Insured by: FSA	197,532

		207,485

Wisconsin (1.4%)
20,000	Appleton Wisconsin Storm Water System Revenue, 4.00%, 4/1/17, Callable 4/1/13 @ 100*, Insured by: MBIA	20,049
250,000	Milwaukee County Wisconsin, GO, Series A, 5.00%, 10/1/14, Callable 10/1/11 @ 100*	260,752

		280,801

Total Municipal Bonds		19,944,246

Investments In Affiliates (1.0%)
196,338	American Performance Tax Free Money Market Fund, Institutional Class	196,338

Total Investments In Affiliates		196,338

Total Investments (Cost $19,946,295) (a)—99.0%		20,140,584
Other assets in excess of liabilities — 1.0%		211,355

NET ASSETS — 100.0%		$20,351,939

(a)	Represents cost for financial reporting purposes.

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

AMBAC	American Municipal Bond Assurance Corp.

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

FSA	Financial Security Assurance

GO	General Obligations Bond

MBIA	Municipal Bond Insurance Association

PSF-GTD	Public School Fund Guaranteed

Q-SBLF	Qualified School Bond Loan Fund

SBG	School Board Guaranty

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.2%)
$957,771	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)(b)	$914,671
747,548	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)(b)	747,548
11,383	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (a)(b)	11,356
1,200,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)(b)	1,224,000
531,618	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)(b)	539,116
717,112	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)(b)	727,756
18,820	Origen Manufactured Housing, Series 2004-A, Class A2, 3.38%, 8/15/17	18,662
701,901	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (a)(b)	698,392
608,745	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	606,564
415,634	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	414,877

Total Asset Backed Securities		5,902,942

Mortgage Backed Securities (50.1%)
7,360	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A1, 4.00%, 1/25/33	7,333
168,550	ABN AMRO Mortgage Corp., Series 2003-1, Class A2, 5.00%, 2/25/18	167,948
550,000	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A6, 5.75%, 1/25/33	547,039
865,615	ABN AMRO Mortgage Corp., Series 2002-10, Class 1A8, 5.75%, 1/25/33	824,512
70,000	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.59%**, 5/25/35	68,193
167,535	American General Mortgage Loan Trust, Series 2006-1, Class A1, 5.75%, 12/25/35 (a)	167,136
550,000	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 2,263.00%, 6/25/36	549,789
774,359	Banc of America Alternative Loan Trust, Series 2005-5, Class 4A1, 5.00%, 6/25/19	765,363
774,204	Banc of America Alternative Loan Trust, Series 2004-9, Class 2CB2, 5.50%, 10/25/34	768,597
1,171,698	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	1,159,838
14,706	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A1A, 7.11%, 11/15/31	14,816
85,537	Banc of America Funding Corp., Series 2003-2, Class 2A1, 6.00%, 6/25/17	85,523
233,313	Banc of America Mortgage Securities, Series 2004-E, Class 1A1, 3.52%**, 6/25/34	233,639
232,559	Banc of America Mortgage Securities, Series 2003-F, Class 2A1, 3.73%, 7/25/33	229,449
67,233	Banc of America Mortgage Securities, Series 2004-F, Class 2A7, 4.15%, 7/25/34	65,669
188,013	Banc of America Mortgage Securities, Series 2003-H, Class 2A3, 4.34%, 9/25/33	186,228
639,122	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	619,249
357,033	Banc of America Mortgage Securities, Series 2004-2, Class 2A1, 5.25%, 3/25/34	353,811
76,825	Banc of America Mortgage Securities, Series 2003-8, Class 1A9, 5.50%, 11/25/33	76,296
850,194	Banc of America Mortgage Securities, Series 2005-2, Class 1A2, 5.50%, 4/25/35	843,010
725,495	Banc of America Mortgage Securities, Series 2004-2, Class 5A1, 6.50%, 10/25/31	733,114
559,844	Banc of America Mortgage Securities, Series 2004-1, Class 5A1, 6.50%, 9/25/33	563,255
155,971	Bank of America Mortgage Securities, Series 2004-7, Class 5A10, 5.25%, 8/25/34	153,769
345,000	Bank of America Mortgage Securities, Series 2003-2, Class 1A11, 5.50%, 4/25/33	343,351
50,000	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-4, Class A6, 3.40%**, 6/25/34	48,925
241,631	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.49%**, 1/25/35	241,676
117,166	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.55%**, 9/25/34	117,803
39,298	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 5.42%**, 7/25/35	39,126
1,779,354	Cendant Mortgage Corp., Series 2003-9, Class 2A2, 4.84%**, 11/25/18	1,748,019

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$85,178	Cendant Mortgage Corp., Series 2003-8, Class 1A2, 5.25%, 10/25/33	$84,483
1,869,808	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	1,852,417
3,778	Centex Home Equity, Series 2005-D, Class AF1, 5.04%, 10/25/35	3,763
71,085	Chase Funding Mortgage Loan Asset-Backed, Series 2001-4, Class 1A6, 6.24%, 1/25/13	71,341
269,816	Chase Mortgage Finance Corp., Series 2004-S1, Class A7, 4.50%, 2/25/19	256,663
429,342	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	426,422
153,729	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	152,264
85,370	Chase Mortgage Finance Corp., Series 2003-S5, Class A4, 5.50%, 6/25/33	83,328
726,182	Chase Mortgage Finance Corp., Series 2005-S3, Class A4, 5.50%, 11/25/35	720,578
62,473	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A1, 6.00%, 1/25/34	62,533
150,230	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	147,521
184,003	Chaseflex Trust, Series 2006-2, Class A1A, 5.77%**, 9/25/36	183,826
99,375	CIT Marine Trust, Series 1999-A, Class A4, 2,281.25%, 11/15/19	99,378
220,597	Citicorp Mortgage Securities, Inc., Series 2003-4, Class A4, 5.00%, 3/25/18	216,750
309,255	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A3, 5.00%, 12/25/33	304,720
90,573	Citicorp Mortgage Securities, Inc., Series 2004-1, Class 1A1, 5.25%, 1/25/34	89,591
531,060	Citicorp Mortgage Securities, Inc., Series 2004-3, Class A9, 5.25%, 5/25/34	520,645
34,873	Citicorp Mortgage Securities, Inc., Series 2003-3, Class A4, 5.50%, 3/25/33	34,738
53,046	Citicorp Mortgage Securities, Inc., Series 2003-5, Class 1A1, 5.50%, 4/25/33	52,839
1,722,533	Citicorp Mortgage Securities, Inc., Series 2004-8, Class 1A1, 5.50%, 10/25/34	1,713,472
179,088	Citicorp Mortgage Securities, Inc., Series 1994-3, Class A13, 6.50%, 2/25/24	178,366
124,265	Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A1A, 5.87%, 9/25/36	123,951
213,548	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36	213,697
36,957	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA1, 6.50%, 10/25/33	37,277
390,150	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 10/25/33	393,259
139,643	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34	145,561
84,581	Commercial Mortgage Acceptance Corp., Series 1997-ML1, Class A3, 6.57%, 12/15/30	84,384
19,804	Commercial Mortgage Asset Trust, Series 1999-C1, Class A3, 6.64%, 1/17/32	20,128
95,872	Commercial Mortgage Pass-Through Certificates, Series 1999-1, Class A2, 6.46%, 5/15/32	96,506
75,520	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19	73,876
154,738	Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1, 5.25%, 9/25/19	150,989
239,618	Countrywide Alternative Loan Trust, Series 2005-32T1, Class A1, 5.25%, 8/25/35	238,291
580,319	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A2, 5.50%, 7/25/34	571,233
340,189	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A6, 5.50%, 8/25/34	337,580
200,917	Countrywide Alternative Loan Trust, Series 2005-70CB, Class A6, 5.50%, 12/25/35	199,848
239,987	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36	238,318
148,218	Countrywide Alternative Loan Trust, Series 2003-J1, Class 4A1, 6.00%, 10/25/32	147,493
64,365	Countrywide Alternative Loan Trust, Series 2004-J2, Class 7A1, 6.00%, 12/25/33	63,952
115,069	Countrywide Alternative Loan Trust, Series 2004-35T2, Class A1, 6.00%, 2/25/35	115,177
611,007	Countrywide Alternative Loan Trust, Series 2006-j8, Class a2, 6.00%, 2/25/37, ****	612,209
124,800	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 6.34%**, 7/20/35	124,488

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$306,999	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34	$313,110
36,422	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF3, 3.99%, 2/25/31	36,159
89,752	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%**, 11/25/16	90,596
179,526	Countrywide Home Equity Loan Trust, Series 2004-C, Class NOTE, 5.54%**, 1/15/34	179,613
212,518	Countrywide Home Loans, Series 2003-J7, Class 3A2, 4.50%, 8/25/18	208,845
21,402	Countrywide Home Loans, Series 2002-31, Class A6, 4.50%, 1/25/33	21,272
387,916	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.73%**, 8/25/34	383,707
102,456	Countrywide Home Loans, Series 2003-60, Class 2A1, 4.82%**, 2/25/34	102,354
395,640	Countrywide Home Loans, Series 2002-35, Class 4A3, 5.00%, 2/25/18	391,047
937,414	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	930,804
847,654	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	836,241
253,713	Countrywide Home Loans, Series 2003-J7, Class 2A2, 5.00%, 8/25/33	251,855
161,317	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	159,250
1,359,604	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	1,340,734
169,531	Countrywide Home Loans, Series 2003-14,Class A2, 5.50%, 6/25/33	167,684
95,251	Countrywide Home Loans, Series 2003-J5, Class 1A1, 5.50%, 7/25/33	94,787
269,370	Countrywide Home Loans, Series 2003-57, Class A1, 5.50%, 1/25/34	268,322
767,634	Countrywide Home Loans, Series 2004-1, Class A6, 5.50%, 2/25/34	763,386
617,656	Countrywide Home Loans, Series 2005-13, Class A1, 5.50%, 6/25/35	612,682
14,746	Countrywide Home Loans, Series 2003-42, Class 1A1, 5.66%**, 9/25/33	14,923
1,878,362	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	1,863,935
239,024	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	237,688
211,331	Countrywide Home Loans, Series 2005-8R, Class A4, 6.00%, 10/25/34	211,369
382,912	Countrywide Home Loans, Series 2006-20, Class 1A6, 6.00%, 2/25/37	381,908
443,673	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.69%**, 11/25/34	438,644
496,115	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR2, Class 2A1, 4.85%**, 2/25/33	500,693
119,838	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 7A1, 5.00%, 9/25/15	118,251
1,101,899	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	1,082,471
80,127	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A26, 5.25%, 6/25/33	79,844
473,256	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-08, Class 1A2, 5.25%, 12/25/34	458,763
45,347	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 4A1, 5.50%, 11/25/17	45,067
215,117	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 5A1, 5.50%, 2/25/19	213,391
105,262	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-10, Class 1A1, 5.50%, 5/25/33	104,618
447,248	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	443,465
6,499,931	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	6,458,318
24,136	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-8, Class 4A4, 5.50%, 12/25/34	23,755
366,640	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 1A1, 5.75%, 2/25/34	364,820
705,622	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 5.77%**, 11/25/32	702,094
116,679	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	116,270
1,177,879	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2a2, 6.00%**, 2/25/34,	1,161,131
1,247,611	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class PPA1, 6.50%, 3/25/32	1,240,344
428,071	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	428,526

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$432,178	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.50%, 12/25/33	$435,997
155,844	Credit Suisse First Boston Mortgage Securities Corp., Series 1997-C2, Class A3, 6.55%, 1/17/35	156,074
233,856	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33	233,639
179,451	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	180,261
298,188	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32	299,066
329,854	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32	332,021
311,050	Credit Suisse Mortgage Capital Certificates, Series 2006-1, Class 3A20, 5.75%, 2/25/36	310,819
118,018	Deutsche Mortgage Securities, Inc, Series 2006-AB4, Class A1A, 6.01%, 10/25/36	117,918
110,000	Deutsche Mortgage Securities, Inc., Series 2004-5, Class A3, 5.59%, 7/25/34	108,595
33,292	Fannie Mae, Series 2003-88, Class TC, 3.50%, 4/25/11	33,147
153,712	Fannie Mae, Series 2003-24, Class BA, 4.00%, 4/25/17	148,611
27,431	Fannie Mae, Series 2004-90, Class XN, 4.35%, 3/25/34	26,452
42,148	Fannie Mae, Series 2003-81, Class TB, 4.50%, 9/25/18	39,371
27,857	Fannie Mae, Series 2003-33, Class PC, 4.50%, 3/25/27	27,759
480,517	Fannie Mae, Pool # 805386, 4.85%**, 1/1/35	477,066
100,000	Fannie Mae, Series 1, 5.00%**, 5/26/09, Callable on 7/5/07 @ 100	99,605
2,147	Fannie Mae, Series 2002-82, Class QL, 5.00%, 5/25/27	2,139
15,210	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	15,042
84,636	Fannie Mae, Series 2005-87, Class CL, 5.00%, 10/25/35	84,166
197,505	Fannie Mae, Series 1999-1, Class K, 5.50%, 12/25/08	196,307
263,895	Fannie Mae, Series 2003-1, Class A, 5.50%, 8/25/30	262,925
37,091	Fannie Mae, Series 2001-53, Class CL, 5.50%, 6/25/31	36,973
105,043	Fannie Mae, Series 2002-63, Class CG, 5.50%, 6/25/31	104,564
280,402	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32	279,320
137,716	Fannie Mae, Pool # 123496, 5.68%, 7/1/27	138,991
293,082	Fannie Mae, Series 2006-10, Class LC, 5.75%, 9/25/20	292,736
343,562	Fannie Mae, Pool # 892882, 5.86%**, 7/1/36	345,501
781	Fannie Mae, Series 1992-139, Class A, 6.00%, 8/25/07	778
44,298	Fannie Mae, Series 1993-191, Class PJ, 6.00%, 10/25/08	44,286
40,374	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	40,649
95,348	Fannie Mae, Series 2003-46, Class TC, 6.00%, 5/25/30	95,293
28,419	Fannie Mae, 6.23%**, 6/1/19, Pool # 91574	28,659
135,711	Fannie Mae, 6.24%, 12/1/22, Pool # 303247	137,026
12,148	Fannie Mae, Series G94-2, Class D, 6.45%, 1/25/24	12,272
108,066	Fannie Mae, Series 2001-50, Class VB, 6.50%, 12/25/16	108,035
17,643	Fannie Mae, Series 1993-210, Class PL, 6.50%, 4/25/23	17,656
35,347	Fannie Mae, Series 1993-183, Class K, 6.50%, 7/25/23	35,629
2,007	Fannie Mae, Series 2002-36, Class HM, 6.50%, 12/25/29	2,000
770,701	Fannie Mae, Series 2005-112, Class BL, 6.50%, 12/25/35	779,802
139,671	Fannie Mae, Series 1993-255, Class C, 6.55%, 12/25/23	140,239
244,987	Fannie Mae, 6.59%**, 2/1/30, Pool # 556998	247,177
1,827	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	1,886
22,558	Fannie Mae, Series 1993-250, Class Z, 7.00%, 12/25/23	23,161
90,386	Fannie Mae, Pool # 725286, 7.15%, 6/1/32	93,047
288,097	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	293,709
1,747	Fannie Mae, 7.50%, 11/1/07, Pool # 50660	1,812
5,498	Fannie Mae, 7.50%, 10/1/09, Pool # 303057	5,559
152,091	Fannie Mae, Series 1991-165, Class L, 7.50%, 12/25/21	154,221
6,987	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	7,299
33,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	34,220
4,290	Fannie Mae, Series 1992-11, Class E, 8.00%, 12/25/21	4,316
17,716	Fannie Mae, Series 1992-34, Class G, 8.00%, 3/25/22	17,917
101,462	Fannie Mae Whole Loan, Series 2001-W2, Class AF6, 6.59%, 10/25/31	101,060
70,540	First Horizon ABS Trust, Series 2004-HE4, Class A2, 4.07%, 7/25/19	69,347

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$162,596	First Horizon Alternative Mortgage Securities, Series 2005-FA1, Class 1A6, 5.50%, 3/25/35	$161,683
220,000	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36	221,098
293,465	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	295,032
302,004	First Horizon Alternative Mortgage Securities, Series 2006-FA5, Class A3, 6.25%, 8/25/36	301,379
456,969	First Horizon Mortgage Pass-Through Trust, Series 2004-1, Class 2A1, 4.75%, 3/25/19	447,599
94,077	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 5.34%**, 10/25/35	93,469
563,709	First Horizon Mortgage Pass-Through Trust, Series 2003-10, Class 1A2, 5.50%, 1/25/34	561,710
905,942	First Horizon Mortgage Pass-Through Trust, Series 2006-2, Class 1A12, 6.00%, 8/25/36	904,224
712,072	Freddie Mac, Series H013, Class A3, 3.15%, 5/15/10	703,500
2,912	Freddie Mac, Series 2773, Class EK, 3.50%, 5/15/10	2,906
159,069	Freddie Mac, Series 2695, Class GU, 3.50%, 11/15/22	156,749
108,072	Freddie Mac, Series 2752, Class EJ, 4.00%, 2/15/14	102,323
66,513	Freddie Mac, Series 2672, Class NF, 4.00%, 12/15/16	63,547
2,271	Freddie Mac, Series 2764, Class PH, 4.00%, 9/15/19	2,265
108,813	Freddie Mac, Series 2542, Class AF, 4.50%, 11/15/11	108,070
46,502	Freddie Mac, Series 2508, Class CR, 4.50%, 3/15/16	46,131
1,220,461	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	1,140,269
48,336	Freddie Mac, Series 2802, Class NJ, 4.50%, 2/15/20	48,202
75,753	Freddie Mac, Series 2835, Class DG, 4.50%, 12/15/20	74,862
31,064	Freddie Mac, Series 2957, Class KJ, 4.50%, 10/15/24	30,683
17,522	Freddie Mac, Series 2574, Class PL, 4.50%, 5/15/26	17,477
73,617	Freddie Mac, Series 1228, Class M, 4.60%**, 3/15/22	73,054
107,275	Freddie Mac, 5.00%, 9/1/07, Pool# M90754	106,341
455,215	Freddie Mac, Series 2573, Class GA, 5.00%, 1/15/13	450,239
41,572	Freddie Mac, Series 2497, Class NF, 5.00%, 1/15/16	41,408
391,549	Freddie Mac, Series 2478, Class BG, 5.00%, 12/15/21	388,578
174,873	Freddie Mac, Series 2516, Class EC, 5.00%, 2/15/22	172,367
77,065	Freddie Mac, Series 2517, Class DC, 5.00%, 5/15/29	76,804
860,952	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	840,426
33,097	Freddie Mac, Series T-60, Class 1A4B, 5.34%, 3/25/44	32,979
4,412	Freddie Mac, 5.50%, 1/1/14, Pool # E77412	4,379
2,791	Freddie Mac, Series 2508, Class GL, 5.50%, 2/15/16	2,785
16,435	Freddie Mac, 5.88%, 3/1/17, Pool # 350044	16,537
112,681	Freddie Mac, 5.89%**, 4/1/36, Pool # 1N0148	113,754
17,750	Freddie Mac, Series 2388, Class VD, 6.00%, 8/15/19	17,734
19,397	Freddie Mac, Series 2425, Class MD, 6.00%, 2/15/21	19,367
165,067	Freddie Mac, Series 2113, Class QE, 6.00%, 11/15/27	165,201
301,663	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	303,878
122,037	Freddie Mac, Series 2426, Class GH, 6.00%, 8/15/30	122,265
278,678	Freddie Mac, Series 2523, Class BD, 6.00%, 1/15/32	279,819
35,118	Freddie Mac, Series 1599, Class C, 6.10%, 10/15/23	35,325
18,469	Freddie Mac, Series 2061, Class PT, 6.25%, 12/15/27	18,475
90,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	90,214
5,555	Freddie Mac, Series 1539, Class PM, 6.50%, 6/15/08	5,543
49,469	Freddie Mac, 6.50%, 12/1/11, Pool # E20275	50,646
40,160	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21	39,936
19,060	Freddie Mac, Series 1173, Class E, 6.50%, 11/15/21	19,013
52,800	Freddie Mac, Series 1643, Class E, 6.50%, 5/15/23	52,858
31,479	Freddie Mac, Series 1558, Class D, 6.50%, 7/15/23	31,763
10,000	Freddie Mac, Series 2290, Class LL, 6.50%, 2/15/31	10,170
16,021	Freddie Mac, Series 1568, Class D, 6.75%, 8/15/23	16,290
25,335	Freddie Mac, Series 114, Class H, 6.95%, 1/15/21	25,241
2,359	Freddie Mac, Series 1458, Class K, 7.00%, 1/15/08	2,354
13,128	Freddie Mac, Series 1475, Class K, 7.00%, 2/15/08	13,098
6,518	Freddie Mac, Series 139, Class G, 7.00%, 4/15/21	6,494
19,587	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21	19,545

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$4,730	Freddie Mac, Series 1217, Class I, 7.00%, 3/15/22	$4,718
12,325	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23	12,323
5,000	Freddie Mac, Series 53, Class A, 7.13%, 7/20/26	5,028
14,337	Freddie Mac, 8.00%, 12/1/09, Pool # 182015	15,081
118,192	Freddie Mac, Series 33, Class D, 8.00%, 4/15/20	117,996
25,830	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	26,658
18,117	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22	18,083
281,636	Freddie Mac, Series 85, Class C, 8.60%, 1/15/21	293,742
3,500,000	Fremont Home Loan Trust, Series 2004-3, Class M5, 6.57%**, 11/25/34	3,499,428
14,746	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A8, 4.25%, 3/25/18	14,697
460,647	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	457,924
336,442	GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1, 5.50%, 9/25/34	333,128
638,589	GMAC Mortgage Corporation Loan Trust, Series 2003-J4, Class 3A1, 4.75%, 9/25/18	614,441
101,678	Government National Mortgage Assoc., Pool # 80916, 3.75%, 5/20/34	101,198
15,692	Government National Mortgage Assoc., Series 2003-12, Class ON, 4.00%, 2/16/28	15,623
37,313	Government National Mortgage Assoc., 5.00%**, 11/20/29, Pool #876947	37,702
28,913	Government National Mortgage Assoc., 5.13%**, 12/20/18, Pool #8437	29,183
12,147	Government National Mortgage Assoc., 5.13%**, 12/20/21, Pool #8889	12,280
16,622	Government National Mortgage Assoc., 5.13%**, 12/20/27, Pool #80141	16,789
18,010	Government National Mortgage Assoc., 5.25%**, 3/20/29, Pool #80263	18,196
10,000	Government National Mortgage Assoc., Series 2002-70, Class TN, 5.25%, 10/20/29	9,947
33,744	Government National Mortgage Assoc., 5.38%**, 1/20/23, Pool #8123	34,137
28,359	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8580	28,754
37,461	Government National Mortgage Assoc., 5.38%**, 1/20/25, Pool #8585	37,958
16,529	Government National Mortgage Assoc., 5.38%**, 3/20/26, Pool #8832	16,721
17,282	Government National Mortgage Assoc., 5.63%**, 2/20/16, Pool #8103	17,487
4,426	Government National Mortgage Assoc., Series 2002-67, Class VA, 6.00%, 3/20/13	4,413
23,405	Government National Mortgage Assoc., Series 2001-56, Class PQ, 6.00%, 8/20/30	23,440
108,965	Government National Mortgage Assoc., Series 2001-62, Class PG, 6.00%, 1/20/31	109,335
111,353	Government National Mortgage Assoc., Series 2002-52, Class CJ, 6.00%, 9/20/31	111,720
34,921	Government National Mortgage Assoc., Series 2002-25, Class B, 6.21%, 3/16/21	35,233
1,453	Government National Mortgage Assoc., 6.50%, 7/15/23, Pool #350795	1,491
651	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	669
25,219	Government National Mortgage Assoc., Series 2002-12, Class MB, 6.50%, 10/20/31	25,478
6,222	Government National Mortgage Assoc., 7.00%, 9/15/09, Pool #380616	6,414
802	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	836
695	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	725
1,321	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	1,385
191	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #18730	192
819	Government National Mortgage Assoc., 8.00%, 8/15/07, Pool #19641	824
1,119	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #20059	1,125
544	Government National Mortgage Assoc., 8.00%, 11/15/07, Pool #21277	547
860	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #14999	865

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$198	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20455	$199
690	Government National Mortgage Assoc., 8.00%, 12/15/07, Pool #20866	694
283	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #22610	287
1,152	Government National Mortgage Assoc., 8.00%, 2/15/08, Pool #23055	1,170
583	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	620
198,094	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33	192,333
656,545	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 4.60%**, 4/25/35	653,262
1,748,327	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	1,727,461
532,501	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20	528,547
314,362	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	313,385
78,659	GSR Mortgage Loan Trust, Series 2004-2F, Class 9A1, 6.00%, 9/25/19	78,710
281,763	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35	281,620
286,383	GSR Mortgage Loan Trust, Series 2004-2F, Class 11A1, 7.00%, 9/25/19	290,153
42,500	Honda Auto Receivables Owner Trust, Series 2004-3, Class A3, 2.91%, 10/20/08	42,254
77,443	Hyundai Auto Receivables Trust, Series 2004-A, Class A3, 2.97%, 5/15/09	76,922
50,515	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%**, 6/20/29	50,352
212,252	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 4.51%**, 8/25/34	214,347
459,829	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.72%**, 8/25/34	456,077
128,244	Indymac Index Mortgage Loan Trust, Series 2004-AR6, Class 3A2, 5.36%**, 10/25/34	129,482
208,416	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 6.10%**, 7/25/36	208,112
305,271	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 6.21%**, 9/25/36	307,180
215,649	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 6.48%**, 8/25/36	219,033
559,639	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A2, Class 3A1, 4.91%**, 4/25/35	552,822
50,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A7, Class 1A2, 5.16%**, 10/25/35	49,050
87,000	JP Morgan Adjustable Rate Mortgage Trust, Series 2005-A6, Class 3A2, 5.45%**, 9/25/35	86,206
106,832	JP Morgan Adjustable Rate Mortgage Trust, Series 2006-A5, Class 3A4, 5.98%, 8/25/36	106,428
108,070	JP Morgan Mortgage Trust, Series 2005-A4, Class 3A1, 5.18%**, 7/25/35	106,145
193,520	JP Morgan Mortgage Trust, Series 2006-S1, Class 3A3, 5.50%, 4/25/36	192,281
184,776	Lehman Mortgage Trust, Series 2005-2, Class 2A3, 5.50%, 12/25/35	183,985
40,668	Mach One Trust, Commercial Mortgage-Backed, Series 2004-1A, Class A1, 3.89%, 5/28/40 (a)	40,109
86,530	Master Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.82%**, 4/21/34	84,989
25,521	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34	25,230
778,287	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	779,879
1,191,979	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	1,198,498
85,898	Master Alternative Loans Trust, Series 2004-3, Class 6A1, 6.50%, 4/25/34	86,368
168,438	Master Alternative Loans Trust, Series 2003-8, Class 4A1, 7.00%, 12/25/33	171,602
26,327	Master Alternative Loans Trust, Series 2004-1, Class 3A1, 7.00%, 1/25/34	26,886
56,075	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34	56,429
404,230	Master Alternative Loans Trust, Series 2004-5, Class 6A1, 7.00%, 6/25/34	408,080
47,566	Master Asset Securitization Trust, Series 2003-11, Class 6A1, 4.00%, 12/25/33	47,378

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,176,916	Master Asset Securitization Trust, Series 2003-3, Class 2A1, 5.00%, 4/25/18	$1,149,956
37,422	Master Asset Securitization Trust, Series 2003-4, Class 2A2, 5.00%, 5/25/18	37,165
481,255	Master Asset Securitization Trust, Series 2003-11, Class 7A6, 5.25%, 2/25/15	475,646
454,417	Master Asset Securitization Trust, Series 2002-8, Class 1A2, 5.25%, 12/25/17	447,773
441,255	Master Asset Securitization Trust, Series 2003-8, Class 3A9, 5.25%, 9/25/33	431,557
111,020	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	109,705
225,082	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	223,260
1,805,974	Master Asset Securitization Trust, Series 2004-9, Class 2A1, 5.50%, 9/25/34	1,790,698
222,930	Master Seasoned Securities Trust, Series 2005-1, Class 2A1, 6.19%**, 9/25/17	226,017
53,878	Merrill Lynch Mortgage Investors, Inc., Series 2004-A2, Class 1A, 3.79%**, 7/25/34	54,178
21,594	Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class 2A2, 4.59%**, 2/25/34	21,609
45,311	Merrill Lynch Mortgage Investors, Inc., Series 1998-C1, Class A2, 2,365.20%, 11/15/26	45,446
211,499	MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2, 4.73%**, 12/25/34	209,154
432,868	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.10%**, 8/25/34	433,522
1,735,243	Morgan Stanley Mortgage Loan Trust, Series 2004-9, Class 1A, 6.17%**, 11/25/34	1,741,480
1,766,622	Morgan Stanley Mortgage Loan Trust, Series 2004-4, Class 2A, 6.44%, 9/25/34	1,785,116
216,261	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 5.28%**, 8/25/35	219,326
635,000	Nomura Asset Acceptance Corp., Series 2006-AF2, Class 1A3, 6.22%, 8/25/36	635,204
200,243	Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 3/15/30	201,507
958,606	Prime Mortgage Trust, Series 2004-CL1, Class 2A1, 5.00%, 2/25/19	931,790
120,000	RAAC, Series 2005-SP1, Class 2A7, 5.25%, 9/25/34	117,955
366,154	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/17	368,579
396,665	Residential Accredit Loans, Inc., Series 2002-QS19, Class A5, 4.20%, 12/25/32	378,743
100,000	Residential Accredit Loans, Inc., Series 2004-QS8, Class A2, 5.00%, 6/25/34	98,313
258,065	Residential Accredit Loans, Inc., Series 2003-QS17, Class NB1, 5.25%, 9/25/33	255,613
531,537	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 5.38%**, 9/25/34	530,703
1,025,769	Residential Accredit Loans, Inc., Series 2004-QS11, Class A3, 5.50%, 8/25/34	1,018,162
911,588	Residential Accredit Loans, Inc., Series 2003-QS19, Class A1, 5.75%, 10/25/33	907,835
111,910	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 5.99%**, 1/25/36	112,349
120,101	Residential Accredit Loans, Inc., Series 2001-QS19, Class A1, 6.00%, 12/25/16	119,664
2,043,982	Residential Accredit Loans, Inc., Series 2005-QS17, Class A10, 6.00%, 12/25/35	2,040,268
327,547	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36	325,981
1,283,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	1,270,418
198,609	Residential Accredit Loans, Inc., Series 2002-QS8, Class A5, 6.25%, 6/25/17	198,040
160,844	Residential Accredit Loans, Inc., Series 2001-QS16, Class A2, 6.25%, 11/25/31	160,461
34,162	Residential Accredit Loans, Inc., Series 2001-QS18, Class A1, 6.50%, 12/25/31	34,034
1,231,699	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32	1,227,061
12,147	Residential Asset Mortgage Products, Inc., Series 2001-RS3, Class AI4, 6.79%, 10/25/31	12,096
399,044	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	403,450
213,318	Residential Asset Securities Corp., Series 2001-KS2, Class AI6, 6.49%**, 10/25/30	212,884
28,219	Residential Asset Securities Corp., Series 2003-KS1, Class M2, 7.07%**, 1/25/33	25,969

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$146,624	Residential Asset Securitization Trust, Series 2003-A12, Class A1, 5.00%, 11/25/18	$140,825
238,606	Residential Asset Securitization Trust, Series 2004-A1, Class A1, 5.25%, 4/25/34	236,250
469,271	Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 6/25/18	451,656
596,592	Residential Funding Mortgage Securities I, Series 2002-S20, Class A1, 4.00%, 12/25/17	579,410
1,034,754	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	1,023,910
156,864	Residential Funding Mortgage Securities I, Series 2002-S17, Class A1, 5.00%, 11/25/17	152,477
413,845	Residential Funding Mortgage Securities I, Series 2004-S4, Class 1A5, 5.25%, 4/25/34	407,281
706,726	Residential Funding Mortgage Securities I, Series 2004-S6, Class 1A4, 5.50%, 6/25/34	701,385
314,808	Residential Funding Mortgage Securities I, Series 2005-S4, Class A1, 5.50%, 5/25/35	310,264
121,358	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32	121,321
336,951	Residential Funding Mortgage Sec, Series 2005-S7, Class A1, 5.50%, 11/25/35	333,863
433,146	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	429,308
545,000	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 5.73%, 5/25/35	542,192
645,673	SSB RV Trust, Series 2001-1, Class A5, 6.30%, 4/15/16	644,934
23,431	Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 3A1, 5.29%**, 2/25/34	23,448
395,913	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 4.99%**, 11/25/34	394,339
429,091	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	428,052
123,973	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 7.53%**, 12/27/35	124,206
168,246	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 5.00%, 7/25/33	169,952
425,853	Structured Asset Securities Corp., Series 2003-21, Class 1A3, 5.50%, 7/25/33	422,124
1,947,076	Structured Asset Securities Corp., Series 2005-5, Class 2A1, 5.50%, 4/25/35	1,930,957
2,130,818	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	2,107,846
591,954	Structured Asset Securities Corp., Series 2004-20, Class 4A1, 6.00%, 11/25/34	590,826
1,236,501	Structured Asset Securities Corp., Series 2005-15, Class 4A1, 6.00%, 8/25/35	1,227,034
7,000	Structured Mortgage Asset Residential Trust, Series 1992-12B, Class G, 7.60%, 1/25/24	6,983
31,727	Summit Mortgage Trust, Series 2001-1, Class B1, 6.58%**, 12/28/12	31,727
59,881	Wachovia Asset Securitization, Inc., Series 2002-1, Class 2A1, 6.25%, 10/25/33	59,636
112,100	Wachovia Asset Securitization, Inc., Series 2002-1, Class 1A1, 6.25%, 10/25/33	111,116
83,759	Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A2, 5.68%, 4/15/34	83,813
747,776	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	731,499
90,880	WAMU Mortgage Pass-Through Certificates, Series 2003-S2, Class A2, 5.00%, 5/25/18	90,237
446,556	WAMU Mortgage Pass-Through Certificates, Series 2003-S10, Class A2, 5.00%, 10/25/18	439,366
220,120	WAMU Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	218,970
96,187	WAMU Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 5.80%**, 7/25/44	96,531
2,025,000	Washington Mutual, Series 2003-AR5, Class A6, 3.70%**, 6/25/33	1,994,659
385,721	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	372,774
930,000	Washington Mutual, Series 2003-AR10, Class A5, 4.06%**, 10/25/33	914,376
81,448	Washington Mutual, Series 2004-AR3, Class A2, 4.24%, 6/25/34	79,895
150,256	Washington Mutual, Series 2003-S7, Class A1, 4.50%, 8/25/18	144,881
116,924	Washington Mutual, Series 2003-S13, Class 21A1, 4.50%, 12/25/18	112,575
328,323	Washington Mutual, Series 2003-S3, Class 1A46, 5.00%, 6/25/33	325,874
20,340	Washington Mutual, Series 2002-S8, Class 2A7, 5.25%, 1/25/18	19,901
11,576	Washington Mutual, Series 2003-MS8 , Class 1A7, 5.50%, 5/25/33	11,545

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$1,740,028	Washington Mutual, Series 2003-S5, Class 1A1, 5.50%, 6/25/33	$1,706,213
65,125	Washington Mutual, Series 2006-AR8, Class 1A1, 5.94%**, 8/25/46	65,041
1,384,799	Washington Mutual, Series 2004-S3, Class 3A1, 6.00%, 7/25/34	1,376,477
151,403	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS6, Class 3A1, 4.55%, 5/25/33	147,257
255,948	Washington Mutual Mortgage Pass-Through Trust, Series 2003-MS2, Class 3A1, 5.00%, 3/25/18	248,070
598,154	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	583,244
405,410	Washington Mutual Mortgage Pass-Through Trust, Class 2002-MS7, Series 2A1, 5.50%, 10/25/17	403,228
350,470	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 2A1, 6.00%, 4/25/17	349,151
624,329	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 2CB1, 6.00%, 7/25/36	620,467
194,114	Washington Mutual Mortgage Pass-Through Trust, Series 2006-5, Class 3A1A, 6.25%, 7/25/36	193,845
573,409	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS2, Class 3A1, 6.50%, 5/25/32	571,170
169,596	Washington Mutual Pass-Through Certificates, Series 2003-AR4, Class A6, 3.42%, 5/25/33	167,322
678,684	Washington Mutual Pass-Through Certificates, Series 2003-S8, Class A4, 4.50%, 9/25/18	652,412
215,575	Wells Fargo Alternative Loan Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35	212,917
197,349	Wells Fargo Mortgage Backed Securities, Series 2004-H, Class A1, 4.52%**, 6/25/34	191,478
45,843	Wells Fargo Mortgage Backed Securities, Series 2003-3, Class 1A8, 5.75%, 4/25/33	45,743
100,000	Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A5, 3.54%**, 9/25/34	97,132
59,395	Wells Fargo Mortgage Backed Securities Trust, Series 2004-N, Class A3, 4.10%**, 8/25/34	58,903
92,396	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR9, Class 3A1, 4.36%, 5/25/35	90,804
415,917	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 4.98%, 10/25/35	417,524
589,088	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	577,944
93,561	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 2A4, 5.24%, 4/25/36	92,707
162,074	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 3A1, 5.25%, 1/25/20	160,404
242,197	Wells Fargo Mortgage Backed Securities Trust, Series 2003-9, Class 1A12, 5.25%, 8/25/33	238,745
94,063	Wells Fargo Mortgage Backed Securities Trust, Series 2004-I, Class 1A1, 5.41%**, 7/25/34	94,817
82,718	Wells Fargo Mortgage Backed Securities Trust, Series 2003-4, Class A15, 5.50%, 6/25/33	82,302
234,877	Wells Fargo Mortgage Backed Securities Trust, Series 2003-17, Class 2A4, 5.50%, 1/25/34	231,098
3,936,631	Wells Fargo Mortgage Backed Securities Trust, Series 2004-1, Class A29, 5.50%, 2/25/34	3,867,386

Total Mortgage Backed Securities		133,200,430

Corporate Bonds (14.0%)
Banking (1.4%)
3,195,000	Bank of America Corp., 7.70%, 12/31/26, Callable 12/31/07 @ 103.4007 (a)	3,317,918
500,000	JPMorgan Chase & Co., 6.50%, 1/15/09	505,885

		3,823,803

Electric Integrated (0.0%)
55,000	Cleveland Electric, 7.13%, 7/1/07	55,074

Financial - Leasing Company (1.1%)
3,000,000	International Lease Finance Corp., 5.32%, 12/9/07	2,994,891

Financial Services (11.2%)
2,750,000	Alesco Preferred Funding, Ltd., Series 6A, Class C1, 6.97%**, 3/23/35 (a)	2,766,500
1,000,000	Household Finance Corp., 7.70%, 7/15/22	1,000,459
5,000,000	I-Preferred Term Securities, Series 144, 7.45%**, 12/11/32, Callable on 12/11/2007 @ 100&* (a)(b)	5,037,500
2,000,000	I-Preferred Term Securities, 7.45%**, 12/11/32, Callable 12/11/07 @ 100* (a)(b)	2,000,000
1,500,000	Preferred Term Securities IV, 4.91%**, 6/24/34, Callable 6/24/09 @ 100* (a)(b)	1,475,625
500,000	Preferred Term Securities IX, 4.32%**, 4/3/33, Callable 4/3/08 @ 100* (a)(b)	500,000
1,867,700	Preferred Term Securities V, 7.47%**, 4/3/32, continuously Callable @ 100 (a)(b)	1,867,700

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$2,000,000	Preferred Term Securities VIII, 5.35%**, 1/3/33, Callable 1/3/08 @ 100* (a)(b)	$1,990,000
1,800,000	Preferred Term Securities XVI, 4.44%**, 3/23/35, Callable 12/23/09 @ 100* (a)(b)	1,728,000
980,724	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (a)(b)	982,038
5,000,000	Preferred Terms Secs XIII, Series 144, 5.30%**, 9/24/33, Callable on 9/24/2008 @ 100* (a)(b)	4,965,300
3,000,000	Reg Diversified Funding, 6.70%**, 1/25/36 (a)(b)	3,007,500
2,400,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36 (a) (b)	2,394,000

		29,714,622

Security Brokers & Dealers (0.3%)
700,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	686,543

Total Corporate Bonds		37,274,933

U.S. Government Agency Securities (24.2%)
460,000	Fannie Mae, 2.79%, 10/12/07	456,041
117,000	Fannie Mae, 3.00%, 1/8/08, Continuously Callable @ 100	115,394
50,000	Fannie Mae, 3.25%, 8/13/07, Continuously Callable @ 100	49,809
93,000	Fannie Mae, 3.38%, 8/27/08, Continuously Callable @ 100	90,856
240,000	Fannie Mae, 3.75%**, 12/17/07, Continuously Callable @ 100	238,003
87,000	Fannie Mae, 3.75%**, 9/23/08, Continuously Callable @ 100	85,903
150,000	Fannie Mae, 3.98%**, 3/24/09, Callable 7/16/07 @ 100*	149,597
75,000	Fannie Mae, 4.00%**, 1/28/08, Continuously Callable @ 100	74,360
376,000	Fannie Mae, 4.00%**, 3/25/08, Continuously Callable @ 100	372,018
105,000	Fannie Mae, 4.00%**, 8/25/08, Continuously Callable @ 100	104,660
133,000	Fannie Mae, 4.00%**, 12/15/08, Callable 7/16/07 @ 100*	132,275
500,000	Fannie Mae, 4.00%, 1/30/09, Continuously Callable @ 100	490,069
96,000	Fannie Mae, 4.00%**, 10/21/09, Continuously Callable @ 100	95,197
116,000	Fannie Mae, 4.00%**, 1/14/10, Continuously Callable @ 100	115,069
434,000	Fannie Mae, 4.00%**, 2/26/10, Continuously Callable @ 100	429,816
125,000	Fannie Mae, 4.00%, 3/26/10, Callable 9/26/07 @ 100*	121,186
15,000	Fannie Mae, 4.00%**, 6/9/10, Continuously Callable @ 100	14,940
150,000	Fannie Mae, 4.00%**, 7/21/10, Continuously Callable @ 100	149,168
1,200,000	Fannie Mae, 4.00%**, 7/28/10, Callable 7/28/07 @ 100*	1,191,229
134,000	Fannie Mae, 4.00%**, 9/16/11, Continuously Callable @ 100	130,960
200,000	Fannie Mae, 4.00%**, 10/7/11, Continuously Callable @ 100	195,321
50,000	Fannie Mae, 4.00%**, 6/10/13, Continuously Callable @ 100	49,984
135,000	Fannie Mae, 4.00%**, 8/11/14, Callable 8/11/07 @ 100*	134,577
40,000	Fannie Mae, 4.00%**, 3/3/16, Callable 6/3/07 @ 100*	39,487
13,000	Fannie Mae, 4.00%**, 8/25/16, Continuously Callable @ 100	12,960
409,000	Fannie Mae, 4.00%**, 9/16/16, Continuously Callable @ 100	407,400
166,000	Fannie Mae, 4.00%**, 4/15/19, Callable 10/15/07 @ 100*	160,923
2,500,000	Fannie Mae, 4.13%, 1/27/09, Continuously Callable @ 100	2,455,505
151,000	Fannie Mae, 4.25%**, 10/19/12, Callable 7/19/07 @ 100*	150,292
340,000	Fannie Mae, 4.25%**, 10/18/13, Callable 7/18/07 @100*	338,443
25,000	Fannie Mae, 4.50%**, 7/1/08, Continuously Callable @ 100	24,896
100,000	Fannie Mae, 4.50%**, 1/14/09, Continuously Callable @ 100	99,164
215,000	Fannie Mae, 4.50%**, 6/3/09, Continuously Callable @ 100	214,355
1,500,000	Fannie Mae, 4.50%, 9/30/09, Continuously Callable @ 100	1,476,885
200,000	Fannie Mae, 4.50%**, 12/9/09, Continuously Callable @ 100	198,500
95,000	Fannie Mae, 4.50%**, 3/10/10, Continuously Callable @ 100	94,209
200,000	Fannie Mae, 4.50%**, 4/29/10, Continuously Callable @ 100	198,094
1,000,000	Fannie Mae, 4.50%**, 7/6/10, Callable on 07/06/2007 @ 100	998,376
55,000	Fannie Mae, 4.50%**, 10/14/11, Continuously Callable @ 100	54,200
50,000	Fannie Mae, 4.50%**, 10/26/12, Continuously Callable @ 100	49,451
10,000	Fannie Mae, 4.50%**, 9/17/14, Callable 6/17/07 @ 100*	9,802
100,000	Fannie Mae, 4.75%**, 4/26/13, Callable 7/16/07 @ 100*	98,830
150,000	Fannie Mae, 4.88%**, 4/26/19, Callable 7/16/07 @ 100*	147,869
100,000	Fannie Mae, 5.00%**, 1/28/08, Callable 4/25/08 @ 100*	99,788
2,000,000	Fannie Mae, 5.00%**, 4/25/08	1,992,956
115,000	Fannie Mae, 5.00%**, 5/13/08, Continuously Callable @ 100	114,597
1,000,000	Fannie Mae, 5.00%**, 7/7/08, Continuously Callable @ 100	996,699
100,000	Fannie Mae, 5.00%**, 7/22/10, Continuously Callable @ 100	99,537

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$40,000	Fannie Mae, 5.00%**, 8/5/10, Continuously Callable @ 100	$39,808
290,000	Fannie Mae, 5.00%**, 8/12/10, Continuously Callable @ 100	288,586
25,000	Fannie Mae, 5.00%**, 11/29/10, Continuously Callable @ 100	24,845
50,000	Fannie Mae, 5.00%**, 3/30/11, Continuously Callable @ 100	49,617
2,500,000	Fannie Mae, 5.00%**, 9/24/13, Callable 6/24/07 @ 100*	2,476,005
100,000	Fannie Mae, 5.00%**, 9/30/14, Continuously Callable @ 100	99,215
1,000,000	Fannie Mae, 5.00%**, 11/28/14, Callable 8/28/07 @ 100*	988,472
150,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	148,655
155,000	Fannie Mae, 5.00%**, 11/29/18, Continuously Callable @ 100	153,852
90,000	Fannie Mae, 5.00%**, 12/28/18, Callable 6/28/07 @ 100*	89,205
865,000	Fannie Mae, 5.13%**, 9/29/09	864,343
43,000	Fannie Mae, 5.13%**, 11/30/13, Continuously Callable @ 100	42,626
150,000	Fannie Mae, 5.13%**, 9/2/14, Continuously Callable @ 100	148,419
100,000	Federal Farm Credit Bank, 3.00%, 4/1/08, Continuously Callable @ 100	98,116
100,000	Federal Farm Credit Bank, 3.38%, 9/24/07, Continuously Callable @ 100	99,422
500,000	Federal Farm Credit Bank, 3.45%, 9/24/07, Continuously Callable @ 100	497,224
300,000	Federal Farm Credit Bank, 3.50%, 7/28/08, Continuously Callable @ 100	293,945
15,000	Federal Farm Credit Bank, 4.13%, 12/10/08, Continuously Callable @ 100	14,744
100,000	Federal Home Loan Bank, 2.25%, 7/2/07, Continuously Callable @ 100	99,746
125,000	Federal Home Loan Bank, 2.28%, 6/26/07	124,745
125,000	Federal Home Loan Bank, 2.35%, 7/9/07, Continuously Callable @ 100	124,620
1,000,000	Federal Home Loan Bank, 2.60%, 6/4/07, Continuously Callable @ 100	999,714
100,000	Federal Home Loan Bank, 3.00%, 12/12/07, Callable 6/12/07 @ 100*	98,803
250,000	Federal Home Loan Bank, 3.00%, 4/1/08, Continuously Callable @ 100	245,289
250,000	Federal Home Loan Bank, 3.02%, 3/12/08, Callable 6/12/07 @ 100*	245,628
200,000	Federal Home Loan Bank, 3.15%, 8/13/07, Continuously Callable @ 100	199,172
300,000	Federal Home Loan Bank, 3.19%, 8/13/07, Continuously Callable @ 100	298,789
50,000	Federal Home Loan Bank, 3.21%, 8/20/07, continuously Callable @ 100	49,781
200,000	Federal Home Loan Bank, 3.25%**, 7/10/13, Callable 7/10/07 @ 100*	192,072
100,000	Federal Home Loan Bank, 3.35%, 8/27/07, continuously Callable @ 100*	99,558
350,000	Federal Home Loan Bank, 3.38%, 9/7/07, Continuously Callable @ 100	348,278
250,000	Federal Home Loan Bank, 3.40%, 7/30/08, Callable 7/30/07 @ 100*	244,681
500,000	Federal Home Loan Bank, 3.45%, 11/9/07, Continuously Callable @ 100	496,044
100,000	Federal Home Loan Bank, 3.50%**, 12/30/08, Continuously Callable @ 100	98,610
1,000,000	Federal Home Loan Bank, 3.50%**, 7/30/13, Callable 7/30/07 @ 100*	996,961
150,000	Federal Home Loan Bank, 3.51%, 8/4/08, Continuously Callable @ 100	146,956
60,000	Federal Home Loan Bank, 3.53%, 11/23/07, Continuously Callable @ 100	59,489
50,000	Federal Home Loan Bank, 3.54%, 11/30/07, Continuously Callable @ 100	49,568
100,000	Federal Home Loan Bank, 3.57%, 1/30/09, Callable 7/30/07 @ 100*	97,367
100,000	Federal Home Loan Bank, 3.60%, 10/19/07, Callable 7/19/07 @ 100*	99,380
50,000	Federal Home Loan Bank, 3.64%, 11/30/07, Continuously Callable @ 100	49,593
100,000	Federal Home Loan Bank, 3.65%, 12/14/07, Callable 6/14/07 @ 100*	99,121
100,000	Federal Home Loan Bank, 3.65%**, 7/16/08, Callable 7/16/07 @ 100*	98,732
500,000	Federal Home Loan Bank, 3.75%**, 12/19/07, Callable 9/19/07 @ 100*	498,815
200,000	Federal Home Loan Bank, 3.80%, 8/24/07, Continuously Callable @ 100	199,338
137,500	Federal Home Loan Bank, 3.88%, 6/1/07, Continuously callable @ 100	137,492
65,000	Federal Home Loan Bank, 4.00%, 6/25/07, continuously Callable @ 100*	64,947
3,000,000	Federal Home Loan Bank, 4.00%**, 1/25/08, Callable 7/25/07 @ 100*	2,993,739

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$100,000	Federal Home Loan Bank, 4.00%**, 7/24/08, Callable 7/24/07 @ 100*	$99,650
140,000	Federal Home Loan Bank, 4.00%**, 8/20/08, Callable 8/20/07 @ 100*	139,116
50,000	Federal Home Loan Bank, 4.00%, 12/1/08, Continuously Callable @ 100	49,053
110,000	Federal Home Loan Bank, 4.00%, 12/30/08, Continuously Callable @ 100	107,909
250,000	Federal Home Loan Bank, 4.00%**, 6/5/09, Callable 9/5/07 @ 100*	249,329
200,000	Federal Home Loan Bank, 4.00%**, 9/30/09, Callable 9/30/07 @ 100*	197,834
120,000	Federal Home Loan Bank, 4.00%**, 10/14/09, Callable 7/14/07 @ 100*	119,080
100,000	Federal Home Loan Bank, 4.00%**, 10/15/09, Callable 7/15/07 @ 100*	98,544
2,500,000	Federal Home Loan Bank, 4.00%**, 2/25/10, continuously callable @ 100	2,491,937
100,000	Federal Home Loan Bank, 4.00%**, 12/9/11, Callable 9/9/07 @ 100*	98,953
175,000	Federal Home Loan Bank, 4.00%**, 6/11/13, Callable 9/11/07 @ 100*	173,119
100,000	Federal Home Loan Bank, 4.00%**, 2/27/14, Callable 8/27/07 @ 100*	99,690
1,700,000	Federal Home Loan Bank, 4.00%**, 8/6/18, Callable 8/06/07 @ 100*	1,692,323
450,000	Federal Home Loan Bank, 4.00%**, 8/6/18, Callable 8/6/07 @ 100*	439,886
150,000	Federal Home Loan Bank, 4.00%**, 8/13/18, Callable on 8/13/2007 @ 100	149,602
10,000	Federal Home Loan Bank, 4.02%, 10/22/08, Callable 7/22/07 @ 100*	9,829
100,000	Federal Home Loan Bank, 4.08%, 12/28/07, Callable 6/28/07 @ 100*	99,300
50,000	Federal Home Loan Bank, 4.10%, 10/21/08, Continuously Callable @ 100	49,197
50,000	Federal Home Loan Bank, 4.15%, 11/20/08, Callable 8/20/07 @ 100*	49,186
100,000	Federal Home Loan Bank, 4.20%, 9/2/08, Continuously Callable @ 100	98,668
25,000	Federal Home Loan Bank, 4.25%, 6/28/07, Continuously callable @ 100	24,982
400,000	Federal Home Loan Bank, 4.25%**, 8/14/08, Callable 8/14/07 @ 100*	398,432
700,000	Federal Home Loan Bank, 4.25%**, 12/17/14, Callable 6/17/07 @ 100*	691,661
25,000	Federal Home Loan Bank, 4.27%, 3/17/08, Callable 6/17/07 @ 100*	24,794
900,000	Federal Home Loan Bank, 4.50%**, 12/26/08, Continuously Callable @ 100	889,699
500,000	Federal Home Loan Bank, 4.50%**, 8/17/09, Callable 8/17/07 @ 100*	497,252
200,000	Federal Home Loan Bank, 4.50%**, 12/15/09, Callable 6/15/07 @ 100*	199,949
500,000	Federal Home Loan Bank, 4.50%**, 6/30/10, Callable 9/30/07 @ 100*	497,287
100,000	Federal Home Loan Bank, 4.50%**, 3/9/15, Callable 9/9/07 @ 100*	99,393
1,500,000	Federal Home Loan Bank, 4.50%**, 7/23/18, Callable 7/23/07 @ 100*	1,444,638
200,000	Federal Home Loan Bank, 4.50%**, 7/24/18, Callable 7/24/07 @ 100*	193,008
500,000	Federal Home Loan Bank, 4.63%**, 8/6/10, Callable 8/6/07 @ 100*	498,424
100,000	Federal Home Loan Bank, 4.75%**, 11/24/09, Callable 8/24/07 @ 100*	99,669
577,778	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 7/30/07 @ 100*	570,434
100,000	Federal Home Loan Bank, 5.00%**, 8/15/08, Callable 8/15/07 @ 100*	99,940
200,000	Federal Home Loan Bank, 5.00%**, 8/28/08, Callable 8/28/07 @ 100*	200,154
100,000	Federal Home Loan Bank, 5.00%**, 10/23/08, Callable 7/23/07 @ 100*	99,515
200,000	Federal Home Loan Bank, 5.00%**, 11/28/08, Callable 8/28/07 @ 100*	199,282
290,000	Federal Home Loan Bank, 5.00%**, 12/16/08, Callable 6/16/07 @ 100*	289,529
26,250	Federal Home Loan Bank, 5.00%**, 2/26/09, Continuously callable @ 100	26,155
300,000	Federal Home Loan Bank, 5.00%**, 2/27/09, Callable 8/27/07 @ 100*	299,338
370,000	Federal Home Loan Bank, 5.00%**, 5/12/09, Callable 8/12/07 @ 100*	369,034
100,000	Federal Home Loan Bank, 5.00%**, 5/26/09, Callable 8/26/07 @ 100*	99,733
125,000	Federal Home Loan Bank, 5.00%**, 8/26/09, Callable 8/26/07 @ 100*	124,758
100,000	Federal Home Loan Bank, 5.00%**, 11/17/10, Callable 8/17/07 @ 100*	99,840
1,750,000	Federal Home Loan Bank, 5.00%**, 10/20/15, Callable 7/20/07 @ 100*	1,729,000
500,000	Federal Home Loan Bank, 5.00%**, 5/21/18, Callable 8/21/07 @ 100*	492,399
230,000	Federal Home Loan Bank, 5.00%**, 6/4/18, Callable 6/4/07 @ 100*	226,467
3,000,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 7/16/07 @100*	2,957,241
175,000	Federal Home Loan Bank, 5.15%, 1/26/09, Callable 7/26/07 @ 100*	174,386
100,000	Federal Home Loan Bank, 5.25%**, 12/17/09, Callable on 6/17/2007 @ 100	100,005
300,000	Federal Home Loan Bank, 5.25%**, 12/30/11, Callable 9/30/07 @ 100*	297,100
100,000	Freddie Mac, 3.00%, 1/23/08, Callable 7/23/07 @ 100*	98,542
520,000	Freddie Mac, 3.00%, 7/9/08, Continuously Callable @ 100	507,237
1,000,000	Freddie Mac, 3.25%, 5/14/08, Callable 11/14/07 @ 100*	980,761

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$250,000	Freddie Mac, 3.25%, 12/18/08, Continuously Callable @ 100	$242,490
225,000	Freddie Mac, 3.50%, 7/30/07	224,312
100,000	Freddie Mac, 3.50%, 3/12/08, Callable 9/12/07 @ 100*	98,613
20,000	Freddie Mac, 3.50%**, 7/15/10, Continuously Callable @ 100	19,563
500,000	Freddie Mac, 4.00%**, 6/23/08, Continuously Callable @ 100	495,428
75,000	Freddie Mac, 4.00%**, 7/28/08, Callable 7/28/07 @ 100*	74,578
75,000	Freddie Mac, 4.00%**, 8/15/09, Continuously Callable @ 100	74,244
200,000	Freddie Mac, 4.00%**, 9/30/09, Continuously Callable @ 100	197,733
67,000	Freddie Mac, 4.00%**, 10/15/09, Continuously Callable @ 100	66,437
159,000	Freddie Mac, 4.00%**, 11/15/09, Continuously Callable @ 100	157,484
400,000	Freddie Mac, 4.00%**, 10/26/12, Callable 7/26/07 @ 100*	397,362
125,000	Freddie Mac, 4.00%**, 11/26/13, Callable 8/26/07 @ 100*	124,174
18,000	Freddie Mac, 4.00%**, 10/28/14, Continuously Callable @ 100	17,664
110,000	Freddie Mac, 4.00%**, 9/13/19, Callable 6/13/07 @100*	107,799
1,000,000	Freddie Mac, 4.13%, 5/12/10, Continuously Callable @ 100	972,540
68,000	Freddie Mac, 4.25%**, 10/15/08, Continuously Callable @ 100	67,716
200,000	Freddie Mac, 4.25%**, 12/15/08, Continuously Callable @ 100	198,879
175,000	Freddie Mac, 4.25%**, 8/15/09, Continuously Callable @ 100	174,135
200,000	Freddie Mac, 4.50%**, 8/19/08, Continuously Callable @ 100	199,633
100,000	Freddie Mac, 4.50%**, 11/12/08, Callable 8/12/07 @100*	99,268
25,000	Freddie Mac, 4.50%**, 2/3/09, Callable 8/3/07 @ 100*	24,781
39,000	Freddie Mac, 4.50%**, 4/15/09, Continuously Callable @ 100	38,732
65,000	Freddie Mac, 4.50%**, 10/15/09, Continuously Callable @ 100	64,498
50,000	Freddie Mac, 4.50%**, 11/15/09, Continuously Callable @ 100	49,776
49,000	Freddie Mac, 4.50%**, 11/15/09, Continuously Callable @ 100	48,781
1,500,000	Freddie Mac, 4.50%**, 11/18/09, Continuously Callable @ 100	1,477,935
20,000	Freddie Mac, 4.50%**, 1/15/10, Continuously Callable @ 100	19,881
330,000	Freddie Mac, 4.50%**, 3/26/10, Callable 9/26/07 @ 100*	327,268
210,000	Freddie Mac, 4.50%**, 11/30/10, Continuously Callable @ 100	208,612
50,000	Freddie Mac, 4.50%, 6/17/14, Callable 6/17/07 @ 100*	49,546
100,000	Freddie Mac, 4.50%**, 10/15/15, Continuously Callable @ 100	99,349
740,000	Freddie Mac, 4.63%**, 12/15/10, Continuously Callable @ 100	733,404
2,000,000	Freddie Mac, 4.85%, 12/1/09, Callable 6/1/07 @ 100*	1,980,962
100,000	Freddie Mac, 4.88%**, 10/27/11, Continuously Callable @ 100	98,643
150,000	Freddie Mac, 5.00%**, 11/15/08, Continuously Callable @ 100	149,426
40,000	Freddie Mac, 5.00%**, 1/15/09, Continuously Callable @ 100	39,904
750,000	Freddie Mac, 5.00%, 9/1/09, Callable 6/1/07 @ 100*	744,069
125,000	Freddie Mac, 5.00%**, 11/15/09, Continuously Callable @ 100	124,234
10,000	Freddie Mac, 5.00%**, 11/15/10, Callable 7/11/07 @ 100*	9,968
75,000	Freddie Mac, 5.00%**, 2/15/14, Continuously Callable @ 100	74,190
70,000	Freddie Mac, 5.00%**, 3/15/16, Continuously Callable @ 100	68,763
100,000	Freddie Mac, 5.00%**, 4/15/18, Continuously Callable @ 100	98,300
84,000	Freddie Mac, 5.00%**, 12/24/18, Callable 6/24/07 @ 100*	83,077
105,000	Freddie Mac, 5.05%**, 12/15/09, Callable 6/15/07 @ 100*	104,994
90,000	Freddie Mac, 5.25%**, 8/4/15, Continuously Callable @ 100	88,778

Total U.S. Government Agency Securities		64,423,943

U.S. Treasury Obligations (7.0%)
5,000,000	U.S. Treasury Note, 3.75%, 5/15/08	4,939,845
2,000,000	U.S. Treasury Notes, 3.13%, 4/15/09	1,935,312
2,000,000	U.S. Treasury Notes, 3.63%, 7/15/09	1,948,282
5,000,000	U.S. Treasury Notes, 4.50%, 2/28/11	4,940,235
5,000,000	U.S. Treasury Notes, 4.88%, 5/31/08	4,991,015

Total U.S. Treasury Obligations		18,754,689

Investments in Affiliate (2.3%)		6,076,504

6,076,504	American Performance Cash Management Fund, Institutional Class	6,076,504

Total Investments (Cost $266,446,400)—99.8%		265,633,441
Other assets in excess of liabilities — 0.2%		407,897

NET ASSETS — 100.0%		$266,041,338

(a)	Represents an illiquid security.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Short-Term Income Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.

*	Represents next call date. Additional subsequent call dates and amounts also apply to this security.

**	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2007. The date presented reflects the final maturity date.

LLC	Limited Liability Co.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.8%)
$212,838	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)(b)	$203,260
423,611	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)(b)	423,611
9,960	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (a)(b)	9,936
500,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)(b)	510,000
372,133	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)(b)	377,381
192,197	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%**, 12/25/34	192,242
311,788	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)(b)	316,416
328,649	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (a)(b)	327,006
91,639	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	91,311
277,089	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	276,585

Total Asset Backed Securities		2,727,748

Mortgage Backed Securities (34.9%)
662,607	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	664,365
434,606	Banc of America Alternative Loan Trust, Series 2004-4, Class 4A1, 5.75%, 5/25/34	430,207
258,032	Banc of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	260,508
8,327	Banc of America Commercial Mortgage, Inc., Series 2004-1, Class A2, 4.04%, 11/10/39	8,138
69,374	Banc of America Funding Corp., Series 2004-B, Class 5A1, 5.24%, 11/20/34	69,291
380,722	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	377,807
161,300	Banc of America Mortgage Securities, Series 2003-9, Class 3A1, 5.00%, 12/25/18	156,082
119,079	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	118,030
263,379	Banc of America Mortgage Securities, Series 2004-8, Class 3A1, 5.25%, 10/25/19	260,333
277,488	Bank of America Alternative Loan Trust, Series 2005-5, Class 2CB1, 6.00%, 6/25/35	275,798
188,977	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.91%**, 10/25/33	183,483
188,063	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.96%**, 11/25/34	185,977
267,115	Cendant Mortgage Corp., Series 2003-9, Class 1A6, 5.25%, 11/25/33	264,631
280,006	Chase Mortgage Finance Corp., Series 2003-S1, Class 2A1, 5.00%, 2/25/18	278,101
132,144	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	130,409
51,243	Chase Mortgage Finance Corp., Series 2004-S1, Class A3, 5.50%, 2/25/19	50,755
89,560	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35	87,945
291,469	Chaseflex Trust, Series 2005-2, Class 1A1, 2,190.00%, 6/25/35	290,592
606,228	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	606,228
81,897	Citicorp Mortgage Securities, Inc., Series 2003-9, Class A14, 5.50%, 10/25/33	81,369
184,493	Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A1, 5.50%, 12/25/18	181,668
212,020	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	213,752
56,542	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34	57,417
40,905	Countrywide Alternative Loan Trust, Series 2003-12CB, Class 2A1, 5.00%, 7/25/18	39,659
193,513	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	188,834
227,565	Countrywide Alternative Loan Trust, Series 2003-j7, Class 2a3, 5.00%, 8/25/33	222,364
185,541	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35	182,256
514,500	Countrywide Alternative Loan Trust, Series 2005-9cb, 5.50%, 5/25/35	506,851
248,367	Countrywide Alternative Loan Trust, Series 2004-J1, Class 1A1, 6.00%, 2/25/34	247,165
82,744	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34	82,595

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$207,836	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	$206,635
149,476	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A1, 6.00%, 11/25/35	147,997
470,006	Countrywide Alternative Loan Trust, Series 2006-j8, Class a2, 6.00%, 2/25/37	470,930
256,381	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33	255,431
82,618	Countrywide Alternative Loan Trust, Series 2004-J6, Class 2A1, 6.50%, 11/25/31	83,224
215,509	Countrywide Home Loans, Series 2004-12, Class 12A1, 4.73%**, 8/25/34	213,171
163,642	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24	161,366
161,317	Countrywide Home Loans, Series 2003-1, Class 1A10, 5.25%, 3/25/33	159,250
610,207	Countrywide Home Loans, Series 2002-21, Class A1, 5.75%, 11/25/17	605,520
119,512	Countrywide Home Loans, Series 2002-J5, Class 1A14, 5.75%, 1/25/33	118,844
86,460	Countrywide Home Loans, Series 2005-29, Class a1, 5.75%, 12/25/35	84,972
550,000	Countrywide Home Loans, Series 2006-j4, Class a4, 6.25%, 9/25/36	547,994
445,603	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	437,746
150,711	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4a1, 5.00%, 2/25/19	146,131
131,543	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	130,431
759,870	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	755,006
5,834	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	5,813
170,647	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-29, Class 8A1, 6.00%, 11/25/18	170,457
267,463	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33	265,042
600,718	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 2a2, 6.00%**, 2/25/34	592,177
528,404	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-5, Class 7a1, 6.00%, 7/25/35	525,680
135,251	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8 , Class 5A1, 6.50%, 4/25/33	135,395
128,441	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2A1, 7.50%, 5/25/32	129,021
73,642	Fannie Mae, 4.09%**, 9/1/33, Pool #739372	72,174
18,613	Fannie Mae, Series 2003-33, Class LD, 4.25%, 9/25/22	17,940
67,992	Fannie Mae, Series 2004-72, Class LA, 4.50%, 4/25/30	66,135
7,456	Fannie Mae, Series 1992-45, Class F, 4.74%**, 4/25/22	7,386
772,561	Fannie Mae, 4.84%**, 2/1/33, Pool #683235	760,309
36,267	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	36,113
33,000	Fannie Mae, Series 2005-48, Class MD, 5.00%, 4/25/34	31,182
278,630	Fannie Mae, 5.37%**, 4/1/32, Pool #638549	281,077
112,351	Fannie Mae, 5.51%, 1/1/37, Pool # 906675	112,595
265	Fannie Mae, Series 2002-27, Class GC, 6.00%, 5/25/17	268
44,151	Fannie Mae, Series 1989-52, Class G, 6.00%**, 8/25/19	44,510
11,307	Fannie Mae, Series 1999-7, Class D, 6.00%, 3/18/28	11,283
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	504,433
3,265	Fannie Mae, 6.00%, 4/1/35, Pool #735503	3,277
205,104	Fannie Mae, 6.19%**, 11/1/22, Pool #189916	208,043
23,696	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	24,214
21,530	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	21,975
79,244	Fannie Mae, Series 2002-22, Class G, 6.50%, 4/25/32	81,016
63,137	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42	64,196
115,239	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	117,484
41,091	Fannie Mae, 7.50%**, 7/1/23, Pool #224951	41,808
4,455	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31	4,610
29,303	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	30,748
22,785	Fannie Mae, Series D-32, Class L, 8.00%, 10/25/21	23,996
3,585	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	3,781
15,287	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	16,158

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$7,307	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	$7,738
5,388	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	5,771
2,168	Fannie Mae, Series 1990-62, Class G, 9.00%, 6/25/20	2,295
155,000	Fannie Mae Step Coupon, 5.00%**, 4/29/19, Pool # 906675	152,052
778,998	First Horizon Alternative Mortgage Securities, Series 2004-FA1, Class 1A1, 6.25%, 10/25/34	783,159
209,829	First Horizon Mortgage Pass-Through Trust, Series 2002-7, Class 2A2, 5.25%, 12/25/17	208,557
109,643	First Horizon Mortgage Pass-Through Trust, Series 2005-8, Class 2A1, 5.25%, 2/25/21	108,741
3,077	Freddie Mac, Series 1222, Class P, 3.58%, 3/15/22	3,076
100,000	Freddie Mac, 4.00%**, 1/1/37, Pool # 906675	98,544
97,706	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	91,226
423,927	Freddie Mac, Series 2568, Class KA, 4.25%, 12/15/21	407,683
90,302	Freddie Mac, Series 2532, Class B, 5.00%, 9/15/16	89,468
103,771	Freddie Mac, Series 2556, Class TJ, 5.00%, 1/15/22	102,190
157,511	Freddie Mac, Series 2517, Class BK, 5.00%, 2/15/31	157,172
420,145	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	410,128
164,420	Freddie Mac, Series 2527, Class VU, 5.50%, 10/15/13	163,947
6,510	Freddie Mac, Series 2419, Class QL, 5.50%, 3/15/17	6,517
79,455	Freddie Mac, Series 2390, Class TA, 6.00%, 11/15/20	79,460
48,842	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21	48,738
176,411	Freddie Mac, Series 2064, Class M, 6.00%, 6/15/28	177,707
77,000	Freddie Mac, Series 2470, Class LL, 6.00%, 7/15/32	76,302
92,381	Freddie Mac, Series 3129, Class LM, 6.00%, 9/15/32	92,845
36,000	Freddie Mac, Series 2403, Class LL, 6.25%, 1/15/32	36,616
47,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	47,112
141,339	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	144,703
123,701	Freddie Mac, 6.69%, 8/1/34, Pool #755230	122,203
27,379	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21	27,321
33,519	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22	34,312
25,291	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24	25,886
16,407	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	17,052
12,435	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21	12,408
24,879	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26	25,491
11,162	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21	11,131
41,622	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	41,868
61,141	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22	63,101
7,649	Freddie Mac, Series 138, Class E, 8.07%, 7/15/21	7,623
30,207	Freddie Mac, Series 1264, Class I, 8.30%, 4/15/22	30,132
18,269	Freddie Mac, 9.00%, 5/1/16, Pool # 170164	19,444
19,177	Freddie Mac, 9.00%, 6/1/16, Pool # 170171	20,436
18,851	Freddie Mac, 9.00%, 9/1/16, Pool # 170192	20,127
9,245	Freddie Mac, 9.50%, 6/1/16, Pool # 274005	10,007
41,877	GMAC Mortgage Corp. Loan Trust, Series 2003-J1, Class A3, 5.25%, 3/25/18	41,629
216,749	GMAC Mortgage Corp. Loan Trust, Series 2004-J5, Class A7, 6.50%, 1/25/35	218,612
87,830	Government National Mortgage Assoc., 5.38%, 1/20/22, Pool #8900	88,824
40,728	Government National Mortgage Assoc., 6.00%, 1/15/09, Pool #371901	41,050
32,400	Government National Mortgage Assoc., Series 2003-18, Class KB, 6.00%, 7/20/31	32,704
36,829	Government National Mortgage Assoc., Series 2002-57, Class BA, 6.00%, 4/20/32	37,020
67,512	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	70,626
759	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	791
12,681	Government National Mortgage Assoc., Series 1996-20, Class D, 7.50%, 9/16/26	13,270
4,096	Government National Mortgage Assoc., 8.00%, 11/15/21, Pool #308330	4,338
5,950	Government National Mortgage Assoc., 8.00%, 2/15/22, Pool #319029	6,309
18,451	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	19,582

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$4,558	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	$4,824
831	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	881
1,719	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	1,821
7,788	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	8,252
31,786	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	33,679
3,891	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	4,138
40,915	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	43,515
1,664	Government National Mortgage Assoc., 10.00%, 2/15/19, Pool #269976	1,840
75,648	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19	73,417
205,816	GSR Mortgage Loan Trust, Series 2004-10F, Class 3A1, 5.50%, 8/25/19	203,565
24,368	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32	23,891
355,000	Jp Morgan Mortgage Trust, Series 2005-a1, Class 3a4, 5.03%, 2/25/35	339,501
102,521	JP Morgan Mortgage Trust, Series 2006-A2, Class 2A1, 5.77%, 4/25/36	102,209
316,929	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	316,887
70,822	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19	69,737
67,453	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20	66,836
125,684	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34	124,084
131,156	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	130,070
354,141	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	352,526
74,226	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33	74,321
107,253	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34	108,129
177,006	Master Alternative Loans Trust, Series 2004-6, Class 6a1, 6.50%, 7/25/34	178,638
140,625	Master Asset Securitization Trust, Series 2002-7, Class 1A1, 5.50%, 11/25/17	138,959
371,506	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	360,361
206,100	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.08%, 4/25/34	204,393
1,312,000	Nomura Asset Acceptance Corp., Series 2004-AP2, Class A6, 5.60%, 7/25/34	1,303,893
170,000	Nomura Asset Acceptance Corporation, Series 2005-wf1, Class 2a5, 5.16%, 3/25/35	165,733
106,151	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 7.00%, 10/25/40 (a)	105,830
45,568	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34	45,504
1,820	Prudential Home Mortgage Securities, Series 1993-9, Class A11, 7.50%, 3/25/08	1,813
366,154	RAAC, Series 2004-SP2, Class A1, 6.05%, 1/25/17	368,579
143,262	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18	138,986
173,124	Residential Accredit Loans, Inc., Series 2003-QS1, Class A1, 5.00%, 1/25/33	169,924
171,407	Residential Accredit Loans, Inc., Series 2006-qs18, Class 3a3, 5.75%, 12/25/21*	170,804
325,905	Residential Accredit Loans, Inc., Series 2004-QS2, Class CB, 5.75%, 2/25/34	317,707
168,355	Residential Accredit Loans, Inc., Series 2002-QS19, Class A8, 6.00%, 12/25/32	167,363
600,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	594,116
70,000	Residential Asset Loans, Inc, 6.00%, 5/25/36, Callable 7/25/07, Series 2006-QS5 Class A9	68,479
114,000	Residential Asset Loans, Inc, Series 2006-qs12, Class 1a2, 6.50%, 9/25/36	114,775
263,106	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	266,011
210,307	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35	204,793

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$174,626	Residential Funding Mortgage Securities I, Series 2003-S12, Class 2A1, 4.00%, 12/25/32	$163,197
108,982	Residential Funding Mortgage Securities I, Series 2004-S5, Class 2A1, 4.50%, 5/25/19	103,873
348,990	Residential Funding Mortgage Securities I, Series 2003-S2, Class A8, 4.75%, 2/25/33	345,332
348,724	Residential Funding Mortgage Securities I, Series 2003-S1, Class A1, 5.00%, 1/25/18	346,097
93,021	Residential Funding Mortgage Securities I, Series 2003-S5, Class 1A1, 5.00%, 11/25/18	92,064
288,764	Residential Funding Securities Corp., Series 2002-RM1, Class AI1, 5.50%, 12/25/17	286,205
77,946	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29	77,758
236,140	Structured Asset Securities Corp., Series 2003-20, Class 2A4, 4.50%, 7/25/18	228,701
200,000	Structured Asset Securities Corp., Series 2003-1, Class 1A3, 5.25%, 2/25/18	193,929
24,974	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	24,889
211,541	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	211,640
44,528	Structured Asset Securities Corp., Series 2002-3, Class A4, 6.40%, 3/25/32	44,343
212,485	Structured Asset Securities Corp., Series 2002-6; Class 1A5, 6.50%, 4/25/32	212,137
1,586	Structured Asset Securities Corp., Series 1997-2, Class 2A4, 7.25%, 3/28/30	1,579
395,626	Structured Mortgage Loan, Series 2004-3AC, Class A1, 4.94%**, 3/25/34	392,421
373,888	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	365,749
5,275	Washington Mutual, Series 2003-AR5, Class A5, 3.84%, 6/25/33	5,248
318,287	Washington Mutual, Series 2003-S6, Class 2A3, 4.75%, 7/25/18	307,793
38,321	Washington Mutual, Series 2003-S11, Class 1A, 5.00%, 11/25/33	36,900
39,399	Washington Mutual, Series 2003-S3, Class 1A31, 5.25%, 6/25/33	39,194
677,988	Washington Mutual MSC Mortgage, Series 2002-MS6, Class 3A1, 6.50%, 9/25/32	672,109
14,457	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	14,608
284,075	Washington Mutual Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35	286,161
250,000	Wells Fargo Mortgage Backed Securities, Series 2003-10, Class A3, 4.50%, 9/25/18	238,754
135,831	Wells Fargo Mortgage Backed Securities, Series 2003-14, Class 1A1, 4.75%, 12/25/18	130,483
35,567	Wells Fargo Mortgage Backed Securities, Series 2002-03, Class 1A7, 5.25%, 4/25/33	35,435
49,887	Wells Fargo Mortgage Backed Securities Trust, Series 2004-E, Class A1, 4.89%, 5/25/34	48,521
687,269	Wells Fargo Mortgage Backed Securities Trust, Series 2003-1, Class 1A4, 5.00%, 2/25/18	674,268
235,668	Wells Fargo Mortgage Backed Securities Trust, Series 2005-13, Class A1, 5.00%, 11/25/20	232,293
583,747	Wells Fargo Mortgage Backed Securities Trust, Series 2006-3, Class A9, 5.50%, 3/25/36	579,301

Total Mortgage Backed Securities		33,764,364

Corporate Bonds (9.9%)
Financial - Leasing Company (1.0%)
1,000,000	International Lease Finance Corp., 5.32%, 12/9/07	998,297

Financial Services (7.7%)
75,000	Household Finance Corp., 6.60%, 6/15/11	76,699
50,000	Household Finance Corp., 6.80%, 5/15/11	51,471
300,000	Household Finance Corp., 7.40%, 8/15/22	299,009
331,000	Household Finance Corp., 7.50%, 6/15/22, Callable 6/15/07 @ 100* *	331,325
500,000	Household Finance Corp., 7.70%, 7/15/22	500,230
500,000	I-Preferred Term Securities, 7.45%**, 12/11/32, Callable 12/11/07 @ 100* (a)(b)	500,000
500,000	Preferred Term Securities IX, 4.32%**, 4/3/33, Callable 4/3/08 @ 100* (a)(b)	500,000
500,000	Preferred Term Securities XI, 6.96%**, 9/24/33, Callable 9/24/08 @ 100* (a)(b)	500,000
980,724	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (a)(b)	982,038
1,750,000	Reg Diversified Funding, 6.70%**, 1/25/36 (a)(b)	1,754,375

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Corporate Bonds, continued:
Financial Services, continued:
$2,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36 (a)(b)	$1,995,000

		7,490,147

Security Brokers & Dealers (0.9%)
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	196,155
250,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	247,352
365,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	385,802

		829,309

Telecommunications (0.3%)
50,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/07 @ 101.56*	49,869
250,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	252,307

		302,176

Total Corporate Bonds		9,619,929

Taxable Municipal Bonds (1.7%)
California (0.5%)
500,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	516,485

Georgia (1.1%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,025,420

Wisconsin (0.1%)
120,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	117,724

Total Taxable Municipal Bonds		1,659,629

U.S. Government Agency Securities (35.1%)
80,000	Fannie Mae, 3.00%, 1/15/08, Continuously Callable @ 100	78,874
150,000	Fannie Mae, 3.00%, 3/25/09, Continuously Callable @ 100	144,245
250,000	Fannie Mae, 3.21%, 7/23/08, Callable 7/23/07 @ 100*	244,230
35,000	Fannie Mae, 3.50%**, 4/8/10, Continuously Callable @ 100	34,046
138,000	Fannie Mae, 3.50%**, 2/24/12, Continuously Callable @ 100	135,679
220,000	Fannie Mae, 3.50%**, 8/17/12, Continuously Callable @ 100	218,491
105,000	Fannie Mae, 3.50%**, 8/24/12, Continuously Callable @ 100	104,237
75,000	Fannie Mae, 4.00%**, 12/23/08, Continuously Callable @ 100	74,195
70,000	Fannie Mae, 4.00%**, 3/15/09, Continuously Callable @ 100	69,085
1,000,000	Fannie Mae, 4.00%**, 7/28/10, Callable 7/28/07 @ 100*	992,691
750,000	Fannie Mae, 4.00%, 11/10/11, Callable 8/10/07 @ 100*	745,717
90,000	Fannie Mae, 4.00%**, 9/21/12, Callable 06/21/07 @100*	88,742
30,000	Fannie Mae, 4.00%**, 2/7/13, Continuously Callable @ 100	29,638
63,000	Fannie Mae, 4.00%**, 7/8/13, Continuously Callable @ 100	62,903
200,000	Fannie Mae, 4.00%**, 8/23/13, Continuously Callable @ 100	198,344
67,000	Fannie Mae, 4.00%**, 12/2/14, Continuously Callable @ 100	66,029
180,000	Fannie Mae, 4.00%**, 12/23/14, Continuously Callable @ 100	175,514
250,000	Fannie Mae, 4.00%**, 3/3/16, Callable 6/3/07 @ 100*	246,792
106,000	Fannie Mae, 4.00%**, 3/8/17, Continuously Callable @ 100	104,100
223,000	Fannie Mae, 4.13%**, 12/26/18, Callable 12/26/08 @ 100*	218,692
50,000	Fannie Mae, 4.25%**, 9/8/09, Callable 7/2/07 @ 100*	49,774
85,000	Fannie Mae, 4.25%**, 2/10/11, Continuously Callable @ 100	83,970
85,000	Fannie Mae, 4.25%**, 10/19/12, Callable 7/19/07 @ 100*	84,601
75,000	Fannie Mae, 4.25%**, 2/25/13, Continuously Callable @ 100	74,183
56,000	Fannie Mae, 4.25%**, 7/1/13	55,934
180,000	Fannie Mae, 4.25%**, 8/5/13, Continuously Callable @ 100	177,367
65,000	Fannie Mae, 4.38%**, 10/28/09, Continuously Callable @ 100	64,304
115,000	Fannie Mae, 4.38%**, 4/5/13, Callable 6/23/07 @ 100*	113,096
100,000	Fannie Mae, 4.50%**, 4/29/10, Continuously Callable @ 100	99,047
93,000	Fannie Mae, 4.50%**, 11/19/12, Continuously Callable @ 100	91,837
40,000	Fannie Mae, 4.50%**, 4/21/15, Continuously Callable @ 100	39,604
30,000	Fannie Mae, 4.50%**, 8/25/15, Continuously Callable @ 100	29,418
16,000	Fannie Mae, 4.50%**, 9/30/19, Continuously Callable @ 100	15,616
185,000	Fannie Mae, 4.75%**, 9/2/11, Continuously Callable @ 100	183,165
399,000	Fannie Mae, 4.75%**, 9/27/18, Continuously Callable @ 100	394,767
80,000	Fannie Mae, 5.00%**, 7/22/10, Continuously Callable @ 100	79,630
1,000,000	Fannie Mae, 5.00%**, 9/24/13, Callable 6/24/07 @ 100*	990,402

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$160,000	Fannie Mae, 5.00%**, 2/18/14, Continuously Callable @ 100	$158,325
1,000,000	Fannie Mae, 5.00%**, 4/11/14, Callable 7/11/07 @ 100*	993,894
328,000	Fannie Mae, 5.00%**, 4/22/14, Continuously Callable @ 100	324,226
235,000	Fannie Mae, 5.00%**, 7/15/14, Continuously Callable @ 100	232,023
750,000	Fannie Mae, 5.00%**, 11/28/14, Callable 8/28/07 @ 100*	741,354
100,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	99,103
57,000	Fannie Mae, 5.00%**, 12/30/14, Callable 6/30/07 @ 100*	56,926
100,000	Fannie Mae, 5.00%**, 2/23/15, Continuously Callable @ 100	99,012
85,000	Fannie Mae, 5.00%**, 3/23/15, Continuously Callable @ 100	84,123
151,000	Fannie Mae, 5.00%**, 4/7/15, Continuously Callable @ 100	149,414
30,000	Fannie Mae, 5.00%**, 8/22/18, Continuously Callable @ 100	29,914
49,000	Fannie Mae, 5.00%**, 9/21/18, Continuously Callable @ 100	48,729
285,000	Fannie Mae, 5.00%**, 11/5/18, Continuously Callable @ 100	279,421
90,000	Fannie Mae, 5.00%**, 5/10/19, Continuously Callable @ 100	88,614
79,000	Fannie Mae, 5.00%**, 6/17/19, Continuously Callable @ 100	78,886
367,000	Fannie Mae, 5.00%**, 4/28/20, Callable 7/28/07 @ 100*	359,515
127,000	Fannie Mae, 5.13%**, 8/25/14, Continuously Callable @ 100	125,672
120,000	Fannie Mae, 5.13%**, 9/16/14	118,716
100,000	Fannie Mae, 5.13%**, 12/18/15, Callable 7/2/07 @ 100*	99,080
182,000	Fannie Mae, 5.25%**, 8/1/18, Callable 8/1/07 @ 100*	179,738
30,000	Fannie Mae, 5.38%**, 5/12/14, Continuously Callable @ 100	29,842
20,000	Fannie Mae, 5.38%**, 8/11/15, Callable 7/2/07 @ 100*	19,857
130,000	Fannie Mae, 5.50%**, 12/16/11, Continuously Callable @ 100	129,774
100,000	Federal Farm Credit Bank, 3.00%, 5/28/08, Continuously Callable @ 100	97,763
250,000	Federal Home Loan Bank, 3.02%, 3/12/08, Callable 6/12/07 @ 100*	245,628
100,000	Federal Home Loan Bank, 3.05%, 1/23/08, Callable 7/23/07 @ 100*	98,562
120,000	Federal Home Loan Bank, 3.50%, 12/12/08, Callable 6/12/07 @ 100*	116,898
100,000	Federal Home Loan Bank, 3.50%**, 12/19/08, Callable 6/19/07 @ 100*	98,663
150,000	Federal Home Loan Bank, 3.50%, 12/26/08, Callable 6/26/07 @ 100*	146,050
2,500,000	Federal Home Loan Bank, 3.50%, 6/19/09, Callable 6/19/07 @ 100*	2,421,227
100,000	Federal Home Loan Bank, 3.51%, 8/4/08, Continuously Callable @ 100	97,971
40,000	Federal Home Loan Bank, 3.51%, 1/30/09, Callable 7/30/07 @ 100*	38,909
100,000	Federal Home Loan Bank, 3.60%, 4/8/09, Continuously Callable @ 100	97,216
65,000	Federal Home Loan Bank, 3.63%, 4/23/08, Continuously Callable @ 100	64,023
100,000	Federal Home Loan Bank, 3.70%, 3/10/08, Continuously Callable @ 100	98,772
450,000	Federal Home Loan Bank, 3.75%, 8/15/08	441,922
181,818	Federal Home Loan Bank, 3.80%, 8/11/08, Continuously Callable @ 100	178,682
50,000	Federal Home Loan Bank, 4.00%, 8/13/08, Continuously Callable @ 100	49,248
100,000	Federal Home Loan Bank, 4.00%**, 9/24/09, Callable 6/24/07 @ 100*	99,310
500,000	Federal Home Loan Bank, 4.00%, 12/9/11, Callable 6/9/07 @ 100*	499,862
100,000	Federal Home Loan Bank, 4.00%**, 6/26/13, Callable 6/26/07 @ 100*	97,360
200,000	Federal Home Loan Bank, 4.00%**, 6/26/15, Callable 6/26/07 @ 100*	197,560
97,000	Federal Home Loan Bank, 4.00%**, 11/10/16, Continuously Callable @ 100	94,679
180,000	Federal Home Loan Bank, 4.10%, 7/14/08, Continuously Callable @ 100	177,657
100,000	Federal Home Loan Bank, 4.13%, 8/4/08, Continuously Callable @ 100	98,666
50,000	Federal Home Loan Bank, 4.13%, 8/5/08, Continuously Callable @ 100	49,331
200,000	Federal Home Loan Bank, 4.25%**, 6/26/13, Callable 6/26/07 @ 100*	192,906
250,000	Federal Home Loan Bank, 4.35%, 9/1/09, Continuously Callable @ 100	245,715
150,000	Federal Home Loan Bank, 4.50%**, 12/26/08, Continuously Callable @ 100	148,283
500,000	Federal Home Loan Bank, 4.50%**, 6/30/10, Callable 9/30/07 @ 100*	497,287
145,000	Federal Home Loan Bank, 4.50%**, 2/15/14, Continuously Callable @ 100	142,407
650,000	Federal Home Loan Bank, 4.50%**, 6/5/18, Callable 6/5/07 @ 100*	625,244
1,500,000	Federal Home Loan Bank, 4.50%**, 7/23/18, Callable 7/23/07 @ 100*	1,444,638

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$50,000	Federal Home Loan Bank, 4.52%, 8/26/09, Continuously Callable @ 100	$49,306
25,000	Federal Home Loan Bank, 4.54%, 6/15/10, Callable 6/28/07 @ 100*	24,536
611,111	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 7/30/07 @ 100*	603,343
100,000	Federal Home Loan Bank, 5.00%**, 4/29/09	99,697
100,000	Federal Home Loan Bank, 5.00%**, 1/27/15, Callable 7/27/07 @ 100*	99,081
100,000	Federal Home Loan Bank, 5.00%**, 3/30/15, Callable 6/30/07 @ 100*	98,846
900,000	Federal Home Loan Bank, 5.00%**, 10/20/15, Callable 7/20/07 @ 100*	889,200
100,000	Federal Home Loan Bank, 5.00%**, 10/13/17, Callable 7/13/07 @ 100*	98,016
235,000	Federal Home Loan Bank, 5.00%**, 5/21/18, Callable 8/21/07 @ 100*	231,427
100,000	Federal Home Loan Bank, 5.00%**, 6/5/18, Callable 6/5/07 @ 100*	97,282
1,000,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 7/16/07 @100*	985,747
750,000	Federal Home Loan Bank, 5.20%, 9/20/13, Continuously Callable @ 100	736,234
2,590,000	Federal Home Loan Bank, 5.25%, 8/22/12, Continuously Callable @ 100	2,557,638
96,000	Freddie Mac, 3.00%, 12/15/09, Continuously Callable @ 100	91,118
100,000	Freddie Mac, 3.38%, 4/23/08, Continuously Callable @ 100	98,299
110,000	Freddie Mac, 3.50%**, 3/15/11, Continuously Callable @ 100	107,692
200,000	Freddie Mac, 4.00%**, 6/18/08, Callable 6/18/07 @ 100*	199,205
167,000	Freddie Mac, 4.00%**, 11/10/08, Continuously Callable @ 100	165,366
100,000	Freddie Mac, 4.00%**, 9/26/11, Continuously Callable @ 100	98,597
500,000	Freddie Mac, 4.00%, 2/10/12, Callable 8/10/07 @ 100*	494,127
358,000	Freddie Mac, 4.00%, 9/17/12, Continuously Callable @ 100	350,671
1,300,000	Freddie Mac, 4.00%, 10/28/13, Continuously Callable @ 100	1,283,769
157,000	Freddie Mac, 4.00%**, 3/15/18, Callable 6/28/07 @ 100*	153,195
200,000	Freddie Mac, 4.00%**, 6/25/18, Continuously Callable @ 100	191,112
115,000	Freddie Mac, 4.00%**, 1/28/19, Continuously Callable @ 100	112,364
320,000	Freddie Mac, 4.13%**, 12/16/13, Continuously Callable @ 100	313,794
158,000	Freddie Mac, 4.13%**, 10/7/16, Continuously Callable @ 100	155,011
150,000	Freddie Mac, 4.25%**, 12/15/08, Continuously Callable @ 100	149,159
25,000	Freddie Mac, 4.25%**, 8/15/09, Continuously Callable @ 100	24,859
90,000	Freddie Mac, 4.50%**, 12/15/08, Continuously Callable @ 100	89,629
100,000	Freddie Mac, 4.50%**, 1/15/10, Continuously Callable @ 100	99,131
70,000	Freddie Mac, 4.50%**, 11/30/10, Continuously Callable @ 100	69,537
50,000	Freddie Mac, 4.50%**, 4/2/13, Continuously Callable @ 100	49,529
45,000	Freddie Mac, 4.50%**, 4/22/13, Continuously Callable @ 100	43,841
60,000	Freddie Mac, 4.50%**, 4/24/13, Callable 7/24/07 @ 100*	59,573
36,000	Freddie Mac, 4.50%**, 8/15/13, Continuously Callable @ 100	35,804
31,000	Freddie Mac, 4.50%**, 10/15/14, Continuously Callable @ 100	30,401
20,000	Freddie Mac, 4.50%**, 3/15/15, Callable 6/15/07 @ 100*	19,448
263,000	Freddie Mac, 4.50%**, 10/15/15, Continuously Callable @ 100	261,289
85,000	Freddie Mac, 4.50%**, 2/15/17, Callable 8/15/07 @ 100*	82,054
25,000	Freddie Mac, 4.50%**, 4/15/19, Continuously Callable @ 100	24,040
500,000	Freddie Mac, 4.55%, 1/20/11, Continuously Callable @ 100	490,279
275,000	Freddie Mac, 4.63%**, 12/15/10, Continuously Callable @ 100	272,549
100,000	Freddie Mac, 4.63%**, 10/18/19, Continuously Callable @ 100	97,461
135,000	Freddie Mac, 5.00%**, 1/15/14, Continuously Callable @ 100	133,615
90,000	Freddie Mac, 5.00%**, 6/15/14, Callable 6/28/07 @ 100*	89,434
50,000	Freddie Mac, 5.00%**, 2/15/16, Continuously Callable @ 100	49,424
157,000	Freddie Mac, 5.00%**, 4/15/16, Continuously Callable @ 100	153,788
236,000	Freddie Mac, 5.00%**, 4/15/18, Continuously Callable @ 100	231,989
334,000	Freddie Mac, 5.00%**, 8/1/18, Callable 8/1/07 @ 100*	326,745
150,000	Freddie Mac, 5.00%**, 12/17/18, Continuously Callable @ 100	147,434
58,000	Freddie Mac, 5.00%**, 3/28/19, Continuously Callable @ 100	56,587
195,000	Freddie Mac, 5.13%, 10/15/13, Continuously Callable @ 100	193,521
100,000	Freddie Mac, 5.25%**, 10/15/18, Callable 7/15/07 @ 100*	98,665
138,000	Freddie Mac, 5.38%**, 8/1/18, Callable 8/1/07 @ 100*	136,404

Total U.S. Government Agency Securities		33,988,418

U.S. Treasury Obligations (13.6%)
1,500,000	U.S. Treasury Bonds, 5.38%, 2/15/31	1,564,337

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Intermediate Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares/ Principal Amount	Description	Market Value
U.S. Treasury Obligations, continued:
$1,500,000	U.S. Treasury Bonds, 5.50%, 8/15/28	$1,578,516
5,000	U.S. Treasury Notes, 3.13%, 4/15/09	4,838
1,000,000	U.S. Treasury Notes, 3.63%, 7/15/09	974,141
1,000,000	U.S. Treasury Notes, 4.13%, 5/15/15	949,453
500,000	U.S. Treasury Notes, 4.25%, 8/15/13	484,688
1,000,000	U.S. Treasury Notes, 4.25%, 8/15/15	956,250
1,900,000	U.S. Treasury Notes, 4.50%, 2/28/11	1,877,289
2,800,000	U.S. Treasury Notes, 4.50%, 11/15/15	2,724,750
1,550,000	U.S. Treasury Notes, 4.50%, 2/15/16	1,507,981
500,000	U.S. Treasury Notes, 4.63%, 2/15/17	489,258

Total U.S. Treasury Obligations		13,111,501

Investments in Affiliate (1.3%)
1,206,493	American Performance Cash Management Fund, Institutional Class	1,206,493

Total Investments in Affiliates		1,206,493

Total Investments (Cost $96,236,520)—99.3%		96,078,082
Other assets in excess of liabilities — 0.7%		630,006

NET ASSETS — 100.0%		$96,708,088

(a)	Represents an illiquid security.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.

*	Represents next call date.

**	Represents variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2007. The date presented reflects the final maturity date.

AMBAC	American Municipal Bond Assurance Corp.

FSA	Financial Security Assurance

GO	General Obligations Bond

LLC	Limited Liability Co.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Asset Backed Securities (2.4%)
$106,419	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (a)(b)	$101,630
348,856	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (a)(b)	348,856
9,960	Atherton Franchisee Loan Funding, Series 1998-A, Class A2, 6.72%, 5/15/20 (a)(b)	9,936
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (a)(b)	255,000
265,809	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (a)(b)	269,558
153,757	Bear Stearns Asset Backed Securities, Inc., Series 2002-1, Class 1A5, 6.39%**, 12/25/34	153,794
202,662	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (a)(b)	205,670
178,410	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (a)(b)	177,518

Total Asset Backed Securities		1,521,962

Mortgage Backed Securities (29.7%)
347,869	ABFS Mortgage Loan Trust, Series 2002-1 , Class A5, 6.51%, 12/15/32	348,792
174,715	ABN AMRO Mortgage Corp., Series 2003-7, Class A2, 5.00%, 7/25/18	172,176
148,056	Banc Of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35	147,043
110,094	Banc Of America Alternative Loan Trust, Series 2006-4, Class 4CB1, 6.50%, 5/25/46	111,150
42,000	Banc of America Mortgage Securities, Series 2004-3, Class 1A3, 5.50%, 4/25/34	39,042
54,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	49,788
198,348	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.00%, 1/25/34	194,987
76,126	Chase Mortgage Finance Corp., Series 2003-S2, Class A1, 5.00%, 3/25/18	75,127
5,649	Chase Mortgage Finance Corp., Series 2005-S1, Class 1A9, 5.50%, 5/25/35	5,433
36,200	Chase Mortgage Finance Corp., Series 2005-S2, Class A25, 5.50%, 10/25/35	35,587
540,544	Chase Mortgage Finance Corp., Series 2003-S15, Class 1A3, 6.00%, 1/25/34	537,465
134,476	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32	133,973
5,557	Chase Mortgage Finance Corp., Series 2002-S8, Class 2A1, 6.50%, 8/25/29	5,585
425,000	Chaseflex Trust, Series 2006-2, Class A5, 5.99%, 9/25/36	423,031
174,881	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35	174,355
303,114	Citicorp Mortgage Securities, Inc., Series 2004-9, Class 1A9, 5.25%, 12/25/34	303,114
11,988	Citicorp Mortgage Securities, Inc., Series 2003-11, Class 2A11, 5.50%, 12/25/33	11,057
576,592	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	581,301
89,747	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34	89,229
17,903	Countrywide Home Loans, Series 2003-40, Class AS, 4.50%, 10/25/18	15,956
119,152	Countrywide Home Loans, Series 2003-34, Class A11, 5.25%, 9/25/33	118,493
14,985	Countrywide Home Loans, Series 2003-1, Class 1A2, 5.50%, 3/25/33	14,808
47,682	Countrywide Home Loans, Series 2003-J6, Class 1A1, 5.50%, 8/25/33	46,311
10,000	Countrywide Home Loans, Series 2004-4, Class A24, 5.50%, 5/25/34	9,592
23,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34	21,473
250,000	Countrywide Home Loans, Series 2005-J1 Class 1A8, 5.50%, 2/25/35	238,665
119,032	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	115,675
137,896	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34	137,338
138,371	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34	137,796
254,240	Countrywide Home Loans, Series 2006-1, Class A2, 6.00%, 3/25/36	251,896
111,454	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-11, Class 1A3, 4.50%, 6/25/33	110,185
121,088	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	118,953
131,543	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	130,431

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$11,668	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-5, Class 2A1, 6.00%, 2/25/17	$11,627
416,712	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35	415,413
9,470	Fannie Mae, 4.50%, 5/1/19, Pool #761398	9,075
398,343	Fannie Mae, 4.84%**, 2/1/33, Pool #683235	392,025
5,661	Fannie Mae, 5.00%, 3/1/18, Pool #688031	5,533
13,287	Fannie Mae, 5.00%, 8/1/33, Pool #730856	12,682
13,253	Fannie Mae, 5.00%, 7/1/35, Pool #832198	12,634
9,598	Fannie Mae, 5.50%, 2/1/33, Pool #683351	9,399
3,641	Fannie Mae, 5.50%, 9/1/34, Pool #725773	3,563
101,099	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	102,070
500,000	Fannie Mae, Series 2006-7, Class TB, 6.00%, 2/25/31	504,433
967,195	Fannie Mae, 6.00%, 2/1/32, Pool #634200	965,783
72,000	Fannie Mae, Series 2002-21, Class LL, 6.25%, 4/25/32	71,353
64,936	Fannie Mae, 6.47%, 12/1/27, Pool #422279	65,535
107,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	109,938
115,442	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	119,583
14,354	Fannie Mae, Series 1997-42, Class EN, 7.25%, 7/18/27	14,611
98,454	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	103,556
75,062	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 4.98%, 11/25/32	74,350
145,943	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 6.10%**, 8/25/42	148,647
11,889	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	11,848
97,706	Freddie Mac, Series 2590, Class AQ, 4.25%, 3/15/18	91,226
121,970	Freddie Mac, Series 2728, Class HN, 4.50%, 1/15/19	116,753
285,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	267,201
51,000	Freddie Mac, Series 2994, Class NC, 5.00%, 10/15/28	49,832
29,235	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	28,633
49,101	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	49,107
65,000	Freddie Mac, Series 3133, Class TD, 6.00%, 9/15/34	65,068
7,650	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	7,652
106,004	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	108,528
183,699	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	186,546
137,599	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	139,568
24,805	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	25,235
98,000	Freddie Mac, Series 3180, Class DD, 6.50%, 2/15/36	98,874
62,458	Freddie Mac, 6.66%, 4/1/24, Pool #409624	63,289
16,887	Freddie Mac, Series 194, Class E, 7.00%, 9/15/21	16,798
418,805	Freddie Mac, Series 1999, Class PU, 7.00%, 10/15/27	429,250
141,443	Freddie Mac, Series 1688, Class W, 7.25%, 3/15/14	147,001
11,341	Freddie Mac, Series 54, Class C, 7.75%, 3/18/25	11,455
43,951	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22	44,210
3,272	Freddie Mac, Series 1255, Class H, 8.50%, 4/15/22	3,352
30,000	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.00%, 10/25/33	29,011
54,000	GMAC Mortgage Corp. Loan Trust, Series 2003-J6, Class A3, 5.50%, 10/25/33	51,197
25,383	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	26,525
80,048	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	83,717
33,078	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	34,658
8,292	Government National Mortgage Assoc., 7.50%, 12/15/25, Pool #401510	8,702
6,321	Government National Mortgage Assoc., Series 1996-15, Class H, 7.50%, 8/16/26	6,484
33,399	Government National Mortgage Assoc., Series 1996-20, Class J, 7.50%, 9/20/26	34,321
15,737	Government National Mortgage Assoc., 8.00%, 5/15/26, Pool #428480	16,736
827	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #426149	879
15,414	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	16,617

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$2,259	Government National Mortgage Assoc., 10.50%, 11/15/15, Pool #268347	$2,489
100,581	GSR Mortgage Loan Trust, Series 2002-3F, Class 1AA, 6.00%, 8/25/16	100,269
230,000	JP Morgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36	228,654
190,108	JP Morgan Mortgage Trust, Series 2006-A2, Class 3A2, 5.68%, 4/25/36	187,910
95,008	JP Morgan Mortgage Trust, Series 2006-A4, Class 3A1, 5.99%**, 6/25/36	94,755
150,393	JP Morgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34	150,373
51,710	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25	50,531
232,143	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33	228,879
264,504	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35	259,917
131,156	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34	130,070
442,677	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34	440,658
165,182	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35	165,062
41,708	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33	41,793
107,942	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34	108,060
20,000	Master Asset Securitization Trust, Series 2003-8, Class 3A11, 5.25%, 9/25/33	19,260
173,615	Master Asset Securitization Trust, Series 2003-7, Class 1A1, 5.50%, 9/25/33	168,189
38,581	Master Asset Securitization Trust, Series 2003-7, Class 1A2, 5.50%, 9/25/33	37,388
177,791	Master Asset Securitization Trust, Series 2004-3, Class 5A1, 6.25%, 1/25/32	177,458
258,562	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.08%, 4/25/34	256,421
110,287	Nomura Asset Acceptance Corp., Series 2003-A1, Class A2, 6.00%, 5/25/33	109,964
763,153	RAAC Series, Series 2004-SP2, Class A22, 6.00%, 1/25/32	757,279
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	396,077
100,000	Residential Asset Loans, Inc, 6.00%, 5/25/36, Callable 7/25/07, Series 2006-QS5 Class A9	97,827
175,404	Residential Asset Mortgage Products, Inc., Series 2003-SL1, Class A11, 7.13%, 3/25/16	177,341
700,000	Residential Asset Securitization Trust, 5.50%, 7/25/35, Callable 7/25/07, Series 2005-A9 Class A3	675,920
474,480	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	473,329
80,632	Residential Funding Mortgage Securities, Inc., Series 2004-S8, Class A7, 5.50%, 9/25/34	79,775
66,091	Structured Adjustable Rate Mortgage Loan, Series 2006-5, Class 4A1, 5.95%**, 6/25/36	66,047
500,000	Structured Asset Securities Corp., Series 2003-8, Class 1A2, 5.00%, 4/25/18	490,223
80,957	Structured Asset Securities Corp., Series 2005-6, Class 4A1, 5.00%, 5/25/35	76,479
335,222	Structured Asset Securities Corp., Series 2004-3, Class 3A1, 5.50%, 3/25/19	330,718
56,941	Structured Asset Securities Corp., Series 2002-15, Class A4, 6.00%, 8/25/32	56,746
127,849	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	126,471
211,541	Structured Asset Securities Corp., Series 2004-20, Class 5A1, 6.25%, 11/25/34	211,640
155,440	Structured Mortgage Asset Residential Trust, Series 2003-1, Class 2A1, 6.00%, 2/25/18	155,804
97,310	TBW Mortgage Backed Pass Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36	99,526
186,944	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 5.32%**, 8/20/35	182,875
39,213	Washington Mutual MSC Mortgage, Series 2002-MS9, Class 2A2, 5.25%, 12/25/17	38,886
13,345	Washington Mutual MSC Mortgage, Series 2004-RA1, Class 2A, 7.00%, 3/25/34	13,484
67,054	Wells Fargo Mortgage Backed Securities, Series 2004-0, Class A1, 4.89%**, 8/25/34	65,426

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$483,710	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	$476,418
70,416	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	68,359
172,718	Wells Fargo Mortgage Backed Securities Trust, Series 2003-2, Class A6, 5.25%, 2/25/18	171,129

Total Mortgage Backed Securities		18,573,769

Corporate Bonds (13.4%)
Banking (0.7%)
381,000	JP Morgan Chase & Co., 7.00%, 11/15/09	394,267

Financial Services (8.5%)
100,000	American International Group, Inc., 4.25%, 5/15/13 (a)	93,541
545,000	General Electric Capital Corp., 5.45%, 1/15/13	543,887
500,000	General Electric Capital Corp., 7.50%, 6/15/09	517,945
150,000	Household Finance Corp., 6.50%, 11/15/08	152,140
281,000	Household Finance Corp., 7.40%, 8/15/22	280,072
240,000	Household Finance Corp., 7.45%, 8/15/22, Callable 8/15/07 @100	239,413
500,000	I-Preferred Term Securities, 7.45%**, 12/11/32, Callable 12/11/07 @ 100* (a)(b)	500,000
1,000,000	Preferred Term Securities IX, 7.26%**, 4/3/33, Callable 4/3/08 @ 100* (a)(b)	1,000,000
500,000	Preferred Term Securities XI, 6.96%**, 9/24/33, Callable 9/24/08 @ 100* (a)(b)	500,000
490,362	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (a)(b)	491,019
1,000,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36 (a)(b)	997,500

		5,315,517

Security Brokers & Dealers (2.3%)
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	196,155
500,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	494,704
700,000	Merrill Lynch & Co., Inc., 6.50%, 7/15/18	739,893

		1,430,752

Telecommunications (1.9%)
1,000,000	Alltel Corp., 7.00%, 3/15/16	944,101
135,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/07 @ 101.56*	134,646
126,000	Qwest Corp., 6.88%, 9/15/33, Callable 9/15/07 @ 101.56*	125,669

		1,204,416

Total Corporate Bonds		8,344,952

Taxable Municipal Bonds (6.7%)
California (0.7%)
400,000	Monrovia Redevelopment Agency Tax Allocation, 6.90%, 5/1/17, Callable 5/1/08 @ 102*, Insured by: AMBAC	413,188

Colorado (1.9%)
1,195,000	Boulder County Colorado Development Revenue, Series B, 7.63%, 9/1/21, Callable 9/1/07 @ 100*, Insured by: AMBAC	1,201,752

Georgia (1.6%)
1,000,000	Atlanta & Fulton County Georgia Recreational Authority Revenue, Downtown Arena Project, 7.00%, 12/1/28, Callable 12/1/07 @ 102*, Insured by: FSA	1,025,420

Missouri (2.3%)
500,000	Missouri State Housing Development Community Single Family Mortgage Revenue, 5.78%, 3/1/38, Continuously Callable @ 100, Insured by: GNMA/FNMA/FHLMC	479,965
905,000	St. Louis Missouri Municipal Finance Corp., Firemens’ Retirement System Revenue, 6.55%, 8/1/09, Insured by: MBIA	928,973

		1,408,938

Wisconsin (0.2%)
135,000	Wisconsin State, GO, Series D, 6.90%, 11/1/11, Callable 11/1/08 @ 100*	132,439

Total Taxable Municipal Bonds		4,181,737

U.S. Government Agency Securities (30.3%)
500,000	Fannie Mae, 4.00%**, 7/28/10, Callable 7/28/07 @ 100*	496,346
500,000	Fannie Mae, 4.00%, 11/10/11, Callable 8/10/07 @ 100*	497,145
35,000	Fannie Mae, 4.00%**, 2/29/16, Continuously Callable @ 100	34,547
238,000	Fannie Mae, 4.00%**, 3/8/17, Continuously Callable @ 100	233,733
260,000	Fannie Mae, 4.13%, 9/14/12, Callable 6/14/07 @ 100*	259,147
1,250,000	Fannie Mae, 4.16%, 6/11/13, Continuously Callable @ 100	1,178,872

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$40,000	Fannie Mae, 4.50%**, 9/30/19, Continuously Callable @ 100	$39,040
750,000	Fannie Mae, 5.00%**, 9/24/13, Callable 6/24/07 @ 100*	742,801
500,000	Fannie Mae, 5.00%**, 4/11/14, Callable 7/11/07 @ 100*	496,947
500,000	Fannie Mae, 5.00%**, 11/28/14, Callable 8/28/07 @ 100*	494,236
100,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	99,103
42,000	Fannie Mae, 5.00%**, 9/17/19, Continuously Callable @ 100	41,120
410,000	Fannie Mae, 5.00%**, 11/19/19, Continuously Callable @ 100	400,843
101,000	Fannie Mae, 5.13%**, 8/25/14, Continuously Callable @ 100	99,944
96,000	Fannie Mae, 5.13%**, 4/12/16, Callable 3/8/08 @ 100*	94,596
275,000	Fannie Mae, 5.25%**, 8/1/18, Callable 8/1/07 @ 100*	271,582
140,000	Fannie Mae, 5.50%**, 5/13/13, Continuously Callable @ 100	139,398
135,000	Federal Home Loan Bank, 3.50%**, 7/16/10, Callable 7/16/07 @ 100*	131,820
140,000	Federal Home Loan Bank, 3.75%**, 6/26/08, Callable 6/26/07 @ 100*	139,377
100,000	Federal Home Loan Bank, 4.00%**, 7/30/13, Callable 7/30/07 @ 100*	96,982
500,000	Federal Home Loan Bank, 4.00%**, 2/27/14, Callable 8/27/07 @ 100*	498,451
420,000	Federal Home Loan Bank, 4.00%**, 3/24/14, Callable 9/24/07 @ 100*	415,555
250,000	Federal Home Loan Bank, 4.00%**, 3/30/16, Callable 6/30/07 @ 100*	243,126
100,000	Federal Home Loan Bank, 4.00%**, 7/9/18, Callable 7/9/07 @ 100*	94,708
250,000	Federal Home Loan Bank, 4.25%**, 7/16/18, Callable 7/16/07 @ 100*	239,228
100,000	Federal Home Loan Bank, 4.25%**, 7/17/18, Callable 7/17/07 @ 100*	95,111
250,000	Federal Home Loan Bank, 4.50%**, 6/30/10, Callable 9/30/07 @ 100*	248,644
100,000	Federal Home Loan Bank, 4.50%**, 11/21/11, Callable 8/21/07 @ 100*	98,590
500,000	Federal Home Loan Bank, 4.50%**, 6/5/18, Callable 6/5/07 @ 100*	480,957
100,000	Federal Home Loan Bank, 4.50%**, 6/26/18, Callable 6/26/07 @ 100*	96,055
200,000	Federal Home Loan Bank, 4.50%**, 7/30/18, Callable 7/30/07 @ 100*	191,925
194,444	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 7/30/07 @ 100*	191,973
25,000	Federal Home Loan Bank, 4.87%, 9/7/12, Continuously Callable @ 100	24,410
350,000	Federal Home Loan Bank, 5.00%, 4/30/12, Callable 7/30/07 @ 100*	343,813
100,000	Federal Home Loan Bank, 5.00%**, 1/27/15, Callable 7/27/07 @ 100*	99,081
300,000	Federal Home Loan Bank, 5.00%**, 10/20/15, Callable 7/20/07 @ 100*	296,400
650,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 7/16/07 @100*	640,736
100,000	Federal Home Loan Bank, 5.00%**, 3/25/19, Callable 6/25/07 @ 100*	97,031
500,000	Federal Home Loan Bank, 5.20%, 9/20/13, Continuously Callable @ 100	490,823
1,400,000	Federal Home Loan Bank, 5.25%, 8/22/12, Continuously Callable @ 100	1,382,507
200,000	Federal Home Loan Bank, 5.28%, 10/17/14, Callable 10/17/07 @ 100*	196,259
338,000	Freddie Mac, 3.50%**, 7/15/13, Continuously Callable @ 100	333,168
25,000	Freddie Mac, 4.00%**, 9/15/13, Continuously Callable @ 100	24,237
565,000	Freddie Mac, 4.00%, 10/28/13, Continuously Callable @ 100	557,946
42,000	Freddie Mac, 4.00%**, 9/30/14, Continuously Callable @ 100	40,377
130,000	Freddie Mac, 4.00%**, 3/15/15, Continuously Callable @ 100	126,896
82,000	Freddie Mac, 4.00%**, 3/15/18, Continuously Callable @ 100	80,511
400,000	Freddie Mac, 4.00%**, 6/25/18, Continuously Callable @ 100	382,223
100,000	Freddie Mac, 4.50%**, 11/30/10, Continuously Callable @ 100	99,339
20,000	Freddie Mac, 4.50%**, 12/15/14, Continuously Callable @ 100	19,401
25,000	Freddie Mac, 4.50%**, 10/15/16, Continuously Callable @ 100*	24,165
115,000	Freddie Mac, 4.50%**, 3/29/19, Continuously Callable @ 100	110,647
500,000	Freddie Mac, 4.55%, 1/20/11, Continuously Callable @ 100	490,279
1,500,000	Freddie Mac, 4.63%, 5/28/13, Callable 11/28/07 @ 100*	1,442,997
125,000	Freddie Mac, 4.63%**, 10/18/19, Continuously Callable @ 100	121,826
268,000	Freddie Mac, 5.00%**, 4/28/15, Continuously Callable @ 100	264,205
165,000	Freddie Mac, 5.00%, 3/26/18, Continuously Callable @ 100	156,444
32,000	Freddie Mac, 5.00%**, 2/25/19, Continuously Callable @ 100	31,222
158,000	Freddie Mac, 5.00%**, 3/28/19, Continuously Callable @ 100	154,151
25,000	Freddie Mac, 5.00%**, 7/15/19, Callable 7/15/07 @ 100*	24,225
105,000	Freddie Mac, 5.13%, 10/15/13, Continuously Callable @ 100	104,204
373,000	Freddie Mac, 5.13%**, 7/18/18, Continuously Callable @ 100	361,687
141,000	Freddie Mac, 5.13%**, 8/1/18, Callable 8/1/07 @ 100*	138,444

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Bond Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$273,000	Freddie Mac, 5.25%**, 7/25/18, Continuously Callable @ 100	$265,966
1,000,000	Freddie Mac, 5.30%, 7/29/13, Continuously Callable @ 100	983,666
100,000	Freddie Mac, 5.38%**, 2/22/19, Continuously Callable @ 100	98,397

Total U.S. Government Agency Securities		18,889,585

U.S. Treasury Obligations (16.5%)
2,000,000	U.S. Treasury Bonds, 5.38%, 2/15/31	2,085,782
1,250,000	U.S. Treasury Bonds, 5.50%, 8/15/28	1,315,430
1,050,000	U.S. Treasury Notes, 4.13%, 5/15/15	996,926
2,000,000	U.S. Treasury Notes, 4.25%, 8/15/13	1,938,750
1,050,000	U.S. Treasury Notes, 4.25%, 8/15/15	1,004,062
500,000	U.S. Treasury Notes, 4.50%, 11/15/15	486,563
1,000,000	U.S. Treasury Notes, 4.50%, 2/15/16	972,891
1,500,000	U.S. Treasury Notes, 4.63%, 2/15/17	1,467,774

Total U.S. Treasury Obligations		10,268,178

Investments in Affiliate (1.0%)
649,825	American Performance Cash Management Fund, Institutional Class	649,825

Total Investments in Affiliate		649,825

Total Investments (Cost $62,634,565)—100.0%		62,430,008
Other assets in excess of liabilities — 0.0%		23,924

NET ASSETS — 100.0%		$62,453,932

(a)	Represents an illiquid security.

(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.

*	Represents next call date

**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2007. The date presented reflects the final maturity date.

AMBAC	American Municipal Bond Assurance Corp.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance

GNMA	Government National Mortgage Association

GO	General Obligations Bond

LLC	Limited Liability Co.

MBIA	Municipal Bond Insurance Association

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (48.0%)
Advertising (0.1%)
1,210	NETGEAR, Inc. (a)	$45,145

Aerospace/Defense (0.8%)
270	Curtiss-Wright Corp.	12,169
1,110	DRS Technologies, Inc.	56,998
1,530	K & F Industries Holdings Inc. (a)	40,484
2,800	Lockheed Martin Corp.	274,680
1,370	Moog, Inc. (a)	58,992
380	Northrop Grumman Corp.	28,732
1,110	Rockwell Collins, Inc.	78,444
1,350	The Boeing Co.	135,796
920	United Industrial Corp.	55,108

		741,403

Airlines (0.1%)
840	Continental Airlines, Inc., Class B (a)	33,743
670	Copa Holdings SA, Class A	42,404

		76,147

Apparel / Footwear (0.1%)
1,130	Brown Shoe Co., Inc.	33,493
960	J. Crew Group, Inc (a)	43,075

		76,568

Apparel Manufacturers (0.8%)
1,220	Cintas Corp.	46,799
4,040	Coach, Inc. (a)	207,495
610	Columbia Sportswear Co.	42,535
2,750	Hanesbrands, Inc. (a)	71,775
1,680	Maidenform Brands, Inc. (a)	31,483
4,650	NIKE, Inc., Class B	263,888
410	Polo Ralph Lauren Corp.	39,987

		703,962

Auto Manufacturers (0.1%)
500	Honda Motor Co., Ltd. ADR	17,665
1,660	Tata Motors, Ltd.	30,942

		48,607

Auto Parts & Equipment (0.0%)
1,670	Accuride Corp. (a)	26,252

Automotive Parts (0.3%)
1,030	A.O. Smith Corp.	40,469
1,340	Advance Auto Parts, Inc.	55,503
1,980	Commercial Vehicle Group, Inc. (a)	38,392
790	Copart, Inc. (a)	24,640
660	DaimlerChrysler AG ADR	60,377
660	Toyota Motor Corp. ADR	79,701

		299,082

Banking (2.4%)
1,530	Associated Banc-Corp.	50,505
1,570	BancorpSouth, Inc.	39,313
6,600	Bank of America Corp.	334,686
2,130	BankUnited Financial Corp.	48,820
3,560	Citigroup, Inc.	193,985
1,530	Citizens Banking Corp.	29,131
730	City Holding Co.	27,820
950	Community Bank System, Inc.	19,532
2,280	Corus Bankinghares, Inc.	41,473
1,850	Deutsche Bank AG ADR	281,385
1,620	First Indiana Corp.	34,052
3,720	Hudson City Bancorp, Inc.	49,067
1,670	Intervest Bancshares Corp. (a)	41,366
2,390	JPMorgan Chase & Co.	123,874
1,440	PFF Bancorp, Inc.	43,214
2,400	PNC Financial Services Group	177,120
800	Provident Bankinghares Corp.	26,760
1,810	Sterling Financial Corp.	54,734
5,630	Synovus Financial Corp.	186,128
1,410	Trustmark Corp.	37,957
1,220	U.S. Bancorp	42,188
1,680	Vineyard National Bancorp	40,992
6,360	W Holding Co., Inc.	34,916
3,310	Wachovia Corp.	179,369
2,250	Wilshire Bancorp, Inc.	28,665

		2,167,052

Banking & Financial Services (0.5%)
2,850	Banco Bilbao Vizcaya Argentaria SA ADR	71,934
2,560	Franklin Bank Corp. (a)	42,214
1,910	Peoples United Financial, Inc.	38,563
6,020	Popular, Inc.	103,604
480	Sovereign Bancorp, Inc.	11,155
1,850	Susquehanna Bancshares, Inc.	39,831
3,090	TCF Financial Corp.	87,231
2,160	UCBH Holdings, Inc.	40,198

		434,730

Beverages (0.4%)
870	Anheuser-Busch Cos., Inc.	46,406
1,770	Constellation Brands, Inc. (a)	43,011
2,510	PepsiCo, Inc.	171,508
2,800	The Pepsi Bottling Group, Inc.	97,972

		358,897

Broadcasting/Cable (0.7%)
950	Cablevision Systems Corp., Class A	34,381
10,175	Comcast Corp., Class A Special (a)	278,897
2,340	EchoStar Communications Corp., Class A (a)	107,780
7,870	The DIRECTV Group, Inc. (a)	183,843

		604,901

Building Materials (0.6%)
630	Brookfield Homes Corp.	20,103
2,740	Builders FirstSource, Inc. (a)	45,676
2,850	Centex Corp.	137,826
3,950	Champion Enterprises, Inc. (a)	44,912
620	Eagle Materials, Inc.	31,105
1,730	Interline Brands, Inc. (a)	42,350
1,300	Nucor Corp.	87,802
3,230	Owens Corning, Inc. (a)	115,957
2,120	Standard Pacific Corp.	45,199

		570,930

Business Equipment & Services (1.0%)
4,000	Accenture, Ltd., Class A	163,760
630	Administaff, Inc.	22,970
4,190	CBIZ, Inc. (a)	31,341
390	CDW Corp.	33,205
1,200	Cognos, Inc. (a)	48,000
1,740	Ennis, Inc.	41,586
670	Fair Isaac Corp.	25,360
3,440	Fiserv, Inc. (a)	203,820

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Business Equipment & Services, continued:
590	HNI Corp.	$25,995
3,780	infoUSA, Inc.	40,370
1,280	Kenexa Corp. (a)	49,933
1,610	PeopleSupport, Inc. (a)	19,497
770	Pitney Bowes, Inc.	36,767
2,160	Sykes Enterprises, Inc. (a)	42,077
660	The Dun & Bradstreet Corp. (a)	66,086
580	ValueClick, Inc. (a)	18,171
980	VeriFone Holdings, Inc. (a)	33,937
1,410	Xerox Corp. (a)	26,607

		929,482

Chemicals (1.2%)
600	A. Schulman, Inc.	14,514
960	Airgas, Inc.	40,934
530	Ashland, Inc.	31,970
2,350	BASF AG ADR	290,695
180	Cytec Industries, Inc.	10,701
2,310	Georgia Gulf Corp.	39,871
2,140	Hercules, Inc. (a)	40,296
380	Innospec, Inc.	22,724
4,500	Lyondell Chemical Co.	167,265
1,960	NOVA Chemicals Corp.	69,795
1,830	PolyOne Corp. (a)	13,048
2,300	Praxair, Inc.	156,607
900	Sensient Technologies Corp.	23,436
3,940	Sigma-Aldrich Corp.	170,523

		1,092,379

Coal (0.0%)
1,000	Massey Energy Corp.	28,980

Commercial Services (0.6%)
1,950	Advance America Cash Advance Centers, Inc.	34,418
1,830	GSI Commerce, Inc. (a)	41,870
5,590	H&R Block, Inc.	132,427
3,670	Jacobs Engineering Group, Inc. (a)	212,676
1,000	Moodys Corp.	69,650
580	PHH Corp. (a)	17,980

		509,021

Computer Software & Services (2.0%)
660	Adobe Systems, Inc. (a)	29,093
660	Akamai Technologies, Inc. (a)	29,179
660	Avid Technology, Inc. (a)	22,506
8,780	BMC Software, Inc. (a)	290,969
13,690	Brocade Communications Systems, Inc. (a)	125,674
3,400	Electronic Data Systems Corp.	97,954
460	EMC Corp. (a)	7,769
2,480	GigaMedia, Ltd. (a)	36,754
340	Manhattan Associates, Inc. (a)	9,880
860	Mantech International Corp. (a)	27,503
8,230	Microsoft Corp.	252,414
400	MicroStrategy, Inc. (a)	41,528
5,640	Move, Inc. (a)	23,688
2,960	Oracle Corp. (a)	57,365
7,360	Qimonda AG ADR (a)	109,958
1,830	SYNNEX Corp. (a)	37,478
4,540	TIBCO Software, Inc. (a)	40,951
3,390	Tyler Technologies, Inc. (a)	41,121
16,040	Yahoo!, Inc. (a)	460,348

		1,742,132

Computers (0.0%)
270	NCR Corp. (a)	14,491

Computers & Peripherals (1.8%)
570	Anixter International, Inc. (a)	42,100
600	Apple Computer, Inc. (a)	72,936
14,670	Cisco Systems, Inc. (a)	394,917
4,460	Dell, Inc. (a)	119,840
7,140	Hewlett-Packard Co.	326,369
880	Imation Corp.	33,361
2,550	International Business Machines Corp.	271,830
2,620	Lexmark International, Inc., Class A (a)	136,057
880	Palm, Inc. (a)	14,335
6,560	Seagate Technology	135,070
910	Systemax, Inc. (a)	19,793

		1,566,608

Construction (0.0%)
660	M.D.C. Holdings, Inc.	35,864

Consumer Products (0.8%)
5,940	Alberto-Culver Co.	147,550
1,600	American Greetings Corp., Class A	41,936
1,280	Church & Dwight Co., Inc.	64,013
1,650	Colgate-Palmolive Co.	110,484
1,800	Elizabeth Arden, Inc. (a)	42,156
650	Fortune Brands, Inc.	52,507
1,640	JAKKS Pacific, Inc. (a)	43,083
2,500	Nautilus, Inc.	32,200
810	Steiner Leisure, Ltd. (a)	40,435
300	The Estee Lauder Cos., Inc., Class A	14,190
2,230	The Procter & Gamble Co.	141,716

		730,270

Consumer Services (0.3%)
1,170	Ambassadors Group, Inc.	40,108
1,750	Avon Products, Inc.	67,182
2,910	Netflix, Inc. (a)	63,787
1,100	Weight Watchers International, Inc.	57,442

		228,519

Diversified Manufacturing Operations (1.3%)
810	ABB, Ltd. ADR	17,391
260	Ceradyne, Inc. (a)	17,568
2,690	Danaher Corp.	197,715
2,450	Eaton Corp.	229,663
1,710	EnerSys (a)	30,985
840	EnPro Industries, Inc. (a)	34,894
1,430	General Electric Co.	53,739
1,180	GenTek, Inc. (a)	41,607
2,410	Gerber Scientific, Inc. (a)	27,498
960	Greif, Inc., Class A	53,434
2,070	Insteel Industries, Inc.	37,798
1,070	ITT Corp.	72,011
1,370	Lennox International, Inc.	46,922
510	Parker Hannifin Corp.	51,694
1,380	Siemens AG ADR	182,160
210	Textron, Inc.	22,533

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Diversified Manufacturing Operations, continued:
1,290	Walter Inds, Inc.	$41,525

		1,159,137

Drugs Wholesale (0.3%)
5,050	AmerisourceBergen Corp.	258,661
2,660	Mannatech, Inc.	37,293

		295,954

Education (0.1%)
480	ITT Educational Services, Inc. (a)	54,331
330	Strayer Education, Inc.	41,303

		95,634

Electric Integrated (0.6%)
760	Dominion Resources, Inc.	67,328
10,830	Infineon Technologies AG ADR (a)	168,623
7,560	Northeast Utilities	229,900
2,240	Pepco Holdings, Inc.	66,886

		532,737

Electrical Components & Equipment (0.2%)
1,090	Diodes, Inc. (a)	40,319
2,580	Mentor Graphics Corp. (a)	36,791
5,750	Syntax-Brillian Corp. (a)	34,845
1,410	Zoran Corp. (a)	28,383

		140,338

Electronic Components/Instruments (1.2%)
3,670	Amphenol Corp., Class A	131,313
2,320	Emerson Electric Co.	112,404
1,150	L-3 Communications Holdings, Inc.	109,549
6,730	LG.Philips LCD Co., Ltd. ADR (a)	135,811
2,040	LoJack Corp. (a)	44,839
4,560	Microchip Technology, Inc.	185,045
3,370	Nam Tai Electronics, Inc.	41,249
850	Rambus, Inc. (a)	16,048
4,630	Silicon Image Inc. (a)	38,799
4,120	Spansion Inc., Class A (a)	44,826
3,620	Thermo Fisher Scientific, Inc. (a)	197,652
1,990	TTM Technologies, Inc. (a)	22,009

		1,079,544

Engineering & Construction (0.0%)
390	McDermott International Inc. (a)	30,420

Entertainment (0.5%)
3,020	Dover Downs Gaming & Entertainment, Inc.	44,152
1,690	Multimedia Games, Inc. (a)	21,463
470	Speedway Motorsports, Inc.	18,969
9,240	The Walt Disney Co.	327,466
1,710	World Wrestling Entertainment, Inc., Class A	29,942

		441,992

Financial Services (3.5%)
680	Advanta Corp., Class B	34,177
490	Affiliated Managers Group, Inc. (a)	63,798
590	Ambac Financial Group, Inc.	52,870
6,010	AmeriCredit Corp. (a)	159,565
800	ASTA Funding, Inc.	33,768
1,670	Calamos Asset Management, Inc., Class A	41,667
1,060	Checkfree Corp. (a)	41,605
4,350	CIT Group, Inc.	260,695
450	CompuCredit Corp. (a)	16,569
1,400	Credit Suisse Group ADR	106,302
2,510	E*Trade Financial Corp. (a)	60,115
3,950	Eaton Vance Corp.	173,365
2,940	Fannie Mae	187,925
440	Huron Consulting Group, Inc. (a)	30,149
2,330	ING Groep NV ADR	103,545
500	iStar Financial, Inc.	24,015
1,700	Legg Mason, Inc.	171,751
2,580	Merrill Lynch & Co.	239,243
2,790	Morgan Stanley	237,262
1,220	National Financial Partners Corp.	57,133
4,020	Nuveen Investments, Inc., Class A	220,537
1,400	optionsXpress Holdings, Inc.	35,672
2,020	Raymond James Financial, Inc.	67,286
440	SEI Investments Co.	27,161
495	SWS Group, Inc.	11,949
2,630	T. Rowe Price Group, Inc.	135,050
410	The Bear Stearns Companies, Inc.	61,484
860	The Goldman Sachs Group, Inc.	198,505
4,790	UBS AG ADR	312,500

		3,165,663

Food - Wholesale/Distribution (0.3%)
4,810	Sysco Corp.	159,307
4,500	The Kroger Co.	136,440

		295,747

Food Products & Services (1.0%)
4,310	Archer-Daniels-Midland Co.	151,023
6,390	Campbell Soup Co.	253,683
900	ConAgra Foods, Inc.	22,950
920	Corn Products International, Inc.	37,748
5,070	Dean Foods Co.	166,093
2,120	Imperial Sugar Co.	60,250
3,119	Kraft Foods, Inc., Class A	105,547
870	Performance Food Group Co. (a)	30,885
1,410	Winn-Dixie Stores, Inc. (a)	44,133
970	Wm. Wrigley Jr. Co.	56,842

		929,154

Gas (0.0%)
210	Air Products & Chemicals, Inc.	16,378

Hand/Machine Tools (0.3%)
2,460	The Black & Decker Corp.	232,298

Hazardous Waste Disposal (0.0%)
230	Clean Harbors, Inc. (a)	10,808

Health Care (1.3%)
310	Cigna Corp.	51,965
1,290	Community Health Systems, Inc. (a)	49,175
1,190	Computer Programs and Systems, Inc.	39,960
2,780	Coventry Health Care, Inc. (a)	165,883
2,050	Cross Country Healthcare, Inc. (a)	35,691
4,000	Humana, Inc. (a)	248,200
950	Lincare Holdings, Inc. (a)	38,085
890	Magellan Health Services, Inc. (a)	39,872
2,710	McKesson Corp.	171,082
960	Molina Healthcare, Inc. (a)	30,691
2,180	PSS World Medical, Inc. (a)	40,875
2,580	Wellpoint, Inc. (a)	210,038

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Health Care, continued:
1,050	Zoll Medical Corp. (a)	$23,573

		1,145,090

Healthcare-Products (0.1%)
3,640	HLTH Corp. (a)	54,928

Home Builders (0.0%)
860	Beazer Homes USA, Inc.	30,762

Home Furnishings (0.2%)
6,680	Newell Rubbermaid, Inc.	212,157

Hotels (0.3%)
2,010	Interstate Hotels & Resorts, Inc. (a)	12,362
1,370	Las Vegas Sands Corp. (a)	106,887
1,230	Marriott International, Inc., Class A	56,641
770	Starwood Hotels & Resorts Worldwide, Inc.	55,494
2,140	Wyndham Worldwide Corp. (a)	79,608

		310,992

Housewares (0.0%)
1,070	Lifetime Brands, Inc.	22,534

Human Resources (0.1%)
1,760	Monster Worldwide, Inc. (a)	83,089
940	Robert Half International, Inc.	33,032

		116,121

Insurance (1.9%)
2,380	AFLAC, Inc.	125,807
4,220	American International Group, Inc.	305,275
1,620	Brown & Brown, Inc.	42,217
910	Delphi Financial Group, Inc.	39,075
520	Employers Holdings, Inc.	11,024
310	Genworth Financial, Inc., Class A	11,191
1,260	HCC Insurance Holdings, Inc.	41,467
1,150	IPC Holdings Ltd.	35,880
2,180	Montpelier Re Holdings, Ltd.	40,003
750	Nationwide Financial Services Inc., Class A, CLASS A	46,432
1,180	Platinum Underwriter Holdings, Ltd.	40,639
3,730	Prudential Financial, Inc.	380,534
1,140	RenaissanceRe Holdings, Ltd.	66,907
480	StanCorp Financial Group, Inc.	24,413
180	The Hartford Financial Services Group, Inc.	18,571
3,400	The Travelers Cos., Inc.	184,178
2,980	W. R. Berkley Corp.	98,161
2,310	Willis Group Holdings, Ltd.	106,976
460	XL Capital, Ltd., Class A	37,518

		1,656,268

Internet (0.1%)
11,700	Qwest Communications International, Inc. (a)	120,393

Investment Companies (0.2%)
890	American Capital Strategies, Ltd.	43,103
1,800	Apollo Investment Corp.	42,354
1,720	Ares Capital Corp.	31,872
2,530	Fortress Investment Group LLC, Class A, CLASS A	67,804
1,190	KKR Financial Holdings LLC	31,868

		217,001

Machinery & Equipment (0.5%)
900	CNH Global NV	44,082
810	Columbus McKinnon Corp. (a)	24,300
400	Joy Global, Inc.	22,652
860	Regal Beloit Corp.	41,805
1,010	Roper Industries, Inc.	58,944
210	Toro Co.	12,564
3,190	United Technologies Corp.	225,054

		429,401

Machinery-Construction & Mining (0.1%)
260	NACCO Industries, Inc., Class A	44,200

Media (0.2%)
610	Belo Corp., Class A	13,560
1,675	News Corp., Class A	37,001
2,690	Sinclair Broadcast Group, Inc., Class A	41,211
2,440	Time Warner Cable, Inc., Class A, CLASS A (a)	93,720

		185,492

Medical (0.1%)
920	LCA-Vision, Inc.	41,630
1,000	Palomar Medical Technologies, Inc. (a)	38,890
970	Quality Systems, Inc.	39,722

		120,242

Medical - Biotechnology (0.6%)
390	Applera Corp. - Applied Biosystems Group	11,072
2,610	Applera Corp. Celera group (a)	34,844
590	Biogen Idec, Inc. (a)	30,810
4,730	Enzon Pharmaceuticals, Inc. (a)	40,063
1,300	Genentech, Inc. (a)	103,701
970	Myriad Genetics, Inc. (a)	36,928
4,280	Pharmaceutical Product Development, Inc.	156,220
2,250	QIAGEN NV (a)	39,172
1,620	Savient Pharmaceuticals, Inc. (a)	23,036
510	Techne Corp. (a)	30,442

		506,288

Medical Equipment & Supplies (2.1%)
1,100	Advanced Medical Optics, Inc. (a)	38,610
980	Arrow International, Inc.	37,632
1,430	Bard (C.R.), Inc.	120,706
1,030	Becton Dickinson & Co.	78,538
1,060	Datascope Corp.	39,061
480	Haemonetics Corp. (a)	23,827
5,040	Henry Schein, Inc. (a)	269,791
2,000	Invacare Corp.	35,500
2,090	Invitrogen Corp. (a)	151,400
6,570	Johnson & Johnson	415,684
3,260	Kinetic Concepts, Inc. (a)	163,587
930	PolyMedica Corp.	37,814
2,980	Quidel Corp. (a)	43,776
1,150	Respironics, Inc. (a)	50,773
600	St. Jude Medical, Inc. (a)	25,614
2,950	Stryker Corp.	198,564

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Medical Equipment & Supplies, continued:
1,670	Zimmer Holdings, Inc. (a)	$147,060

		1,877,937

Medical Labs & Testing Services (0.2%)
1,570	Covance, Inc. (a)	104,484
1,210	Quest Diagnostics, Inc.	59,314

		163,798

Metals - Processing & Fabrication (0.6%)
820	Brush Engineered Materials, Inc. (a)	43,993
1,530	Century Aluminum Co. (a)	86,200
1,130	Dynamic Materials Corp. (a)	40,963
1,450	Freeport-McMoran Copper & Gold, Inc.	114,115
1,420	General Cable Corp. (a)	96,773
650	Haynes International, Inc. (a)	57,629
800	Metal Management, Inc.	38,736
190	Southern Copper Corp.	16,849
330	United States Steel Corp.	37,343

		532,601

Mining (0.1%)
1,720	Barrick Gold Corp.	50,104
4,400	Hecla Mining Co. (a)	35,200

		85,304

Office Furnishing (0.0%)
1,150	Miller Herman, Inc.	41,400

Oil & Gas Exploration, Production and Services (2.0%)
2,120	Apache Corp.	171,190
2,080	Baker Hughes, Inc.	171,558
6,450	Brigham Exploration Co. (a)	40,571
2,890	Callon Petroleum Co. (a)	41,183
2,310	Chesapeake Energy Corp.	80,527
2,050	Complete Production Services, Inc. (a)	55,042
4,160	EnCana Corp.	255,424
620	EXCO Resources, Inc. (a)	11,203
1,780	FMC Technologies, Inc. (a)	134,568
3,780	Grey Wolf, Inc. (a)	29,938
2,400	Halliburton Co.	86,280
1,600	Hess Corp.	94,752
3,020	Horizon Offshore, Inc. (a)	51,098
570	Lone Star Technologies, Inc. (a)	38,407
3,240	Metretek Technologies, Inc. (a)	45,198
340	NATCO Group, Inc., Class A (a)	14,623
1,400	Newfield Exploration Co. (a)	67,256
420	Petro-Canada	21,273
2,300	Royal Dutch Shell PLC ADR	170,890
1,070	Smith International, Inc.	59,396
1,400	Southwest Gas Corp.	53,424
920	Valero Energy Corp.	68,650
1,010	Western Refining, Inc.	49,642
220	XTO Energy, Inc.	12,762

		1,824,855

Oil - Integrated Companies (1.1%)
490	BP Prudhoe Bay Royalty Trust	32,487
3,180	Chevron Corp.	259,138
3,240	ConocoPhillips	250,873
2,730	Exxon Mobil Corp.	227,054
850	Marathon Oil Corp.	105,239
1,190	Occidental Petroleum Corp.	65,415
530	Sunoco, Inc.	42,246

		982,452

Paper Products (0.0%)
200	AEP Industries, Inc. (a)	8,928
260	International Paper Co.	10,184

		19,112

Pharmaceuticals (1.2%)
300	Alcon, Inc.	41,418
960	Alkermes, Inc. (a)	15,418
2,440	Amgen, Inc. (a)	137,445
2,210	Axcan Pharma, Inc. (a)	41,526
1,650	Bristol-Myers Squibb Co.	50,011
720	Cardinal Health, Inc.	52,171
1,390	Charles River Laboratories International, Inc. (a)	73,906
1,930	Genzyme Corp. (a)	124,524
3,800	Ligand Pharmaceuticals, Inc., Class B (a)	25,118
5,200	Merck & Co., Inc.	272,740
1,510	Noven Pharmaceuticals, Inc. (a)	35,410
850	Pfizer, Inc.	23,367
490	Progenics Pharmaceuticals, Inc. (a)	10,481
1,420	Sciele Pharma, Inc. (a)	35,102
700	United Therapeutics Corp. (a)	46,193
370	West Pharmaceutical Services, Inc.	18,818
820	Wyeth	47,429

		1,051,077

Printing & Publishing (0.2%)
500	Gannett Co., Inc.	29,410
1,560	Idearc, Inc. (a)	54,990
220	R.R. Donnelley & Sons Co.	9,420
2,550	Scholastic Corp. (a)	81,014

		174,834

Raw Materials (0.3%)
7,110	Anglo American PLC ADR	215,575
1,400	IAMGOLD Corp.	10,206

		225,781

REITS (1.3%)
1,200	Acadia Realty Trust	34,092
2,540	American Home Mortgage Investment Corp.	55,474
990	Arbor Realty Trust, Inc.	28,205
560	AvalonBay Communities, Inc.	73,018
830	Capital Trust, Inc., Class A	36,918
2,710	CapitalSource, Inc.	71,273
1,490	Crystal River Capital, Inc.	41,735
2,150	Deerfield Triarc Capital Corp.	34,830
1,790	DiamondRock Hospitality Co.	37,483
1,930	Equity Inns, Inc.	38,581
1,020	Gramercy Capital Corp.	32,252
1,850	JER Investors Trust, Inc.	34,762
1,220	Lexington Realty Trust	25,376
1,300	LTC Properties, Inc.	31,174
3,480	Luminent Mortgage Capital, Inc.	31,668
2,870	Medical Properties Trust, Inc.	40,840
940	RAIT Investment Trust	27,692
1,690	Rayonier, Inc.	75,982
540	Redwood Trust, Inc.	28,939

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
REITS, continued:
2,090	Simon Property Group, Inc.	$225,678
1,490	Strategic Hotels & Resorts, Inc.	34,747
620	Vornado Realty Trust	75,026

		1,115,745

Restaurants (0.6%)
410	CEC Entertainment, Inc. (a)	15,875
1,840	CKE Restaurants, Inc.	40,094
550	Jack In the Box, Inc. (a)	42,058
1,090	Papa John’s International, Inc. (a)	33,736
1,950	Ruth’s Chris Steak House, Inc. (a)	35,705
940	Sonic Corp. (a)	22,917
1,850	The Cheesecake Factory, Inc. (a)	52,207
3,750	Yum! Brands, Inc.	253,950

		496,542

Retail (3.3%)
940	Aeropostale, Inc. (a)	43,522
990	American Eagle Outfitters, Inc.	26,730
1,520	Asbury Automotive Group, Inc.	41,466
2,200	Bed Bath & Beyond, Inc. (a)	89,452
5,710	Best Buy Co., Inc.	275,736
4,660	Blockbuster, Inc., Class A (a)	20,597
1,320	Charlotte Russe Holding, Inc. (a)	36,762
900	Costco Wholesale Corp.	50,823
7,977	CVS Corp.	307,433
2,990	Dollar General Corp.	64,704
1,580	Dollar Tree Stores, Inc. (a)	66,850
1,650	GameStop Corp., Class A (a)	61,017
1,080	Guitar Center, Inc. (a)	57,920
990	Gymboree Corp. (a)	44,253
1,810	Home Depot, Inc.	70,355
1,400	J.C. Penney Co., Inc.	112,672
2,450	Kohl’s Corp. (a)	184,534
4,190	Lowe’s Cos., Inc.	137,516
1,140	Nordstrom, Inc.	59,200
1,470	O’Reilly Automotive, Inc. (a)	55,845
7,600	Office Depot, Inc. (a)	276,640
1,740	PetSmart, Inc.	59,543
1,370	Rent-A-Center, Inc. (a)	37,127
1,360	Sonic Automotive, Inc.	42,337
4,520	Staples, Inc.	113,271
5,060	The TJX Cos., Inc.	141,528
4,790	Wal-Mart Stores, Inc.	228,004
3,680	Walgreen Co.	166,078
2,610	Williams-Sonoma, Inc.	88,453

		2,960,368

Semiconductors (1.0%)
3,000	Advanced Semiconductor Engineering, Inc. ADR (a)	17,850
7,380	Altera Corp. (a)	168,338
1,040	Applied Industrial Technologies, Inc.	30,430
2,350	Applied Materials, Inc.	44,885
1,890	Cohu, Inc.	38,632
950	Cymer, Inc. (a)	38,133
920	FormFactor Inc (a)	36,598
6,010	Intel Corp.	133,242
480	International Rectifier Corp. (a)	17,390
1,150	Mellanox Technologies Ltd. (a)	23,299
2,460	Novellus Systems, Inc. (a)	75,497
1,540	NVIDIA Corp. (a)	53,392
5,000	Texas Instruments, Inc.	176,800

		854,486

Software (0.1%)
930	Commvault Systems, Inc. (a)	15,587
920	Intuit (a)	28,060
1,870	Omnicell, Inc. (a)	42,094

		85,741

Technology (0.3%)
4,120	QUALCOMM, Inc.	176,954
2,200	SAIC, Inc. (a)	44,330
2,630	Techwell, Inc. (a)	34,769

		256,053

Telecommunications (1.4%)
1,440	ADTRAN, Inc.	38,966
820	CommScope, Inc. (a)	44,879
1,010	Comtech Telecommunications Corp. (a)	45,218
5,680	Deutsche Telekom AG	105,307
2,680	Dobson Communications Corp., Class A (a)	28,488
540	Embarq Corp.	34,700
1,090	General Communications, Inc., Class A (a)	14,443
570	Global Crossing Ltd. (a)	12,175
580	InterDigital Communications Corp. (a)	18,879
680	Lin TV Corp. (a)	13,280
570	NII Holdings, Inc. (a)	46,438
8,280	Nokia Oyj ADR	226,707
2,040	Oplink Communications, Inc. (a)	35,863
3,690	Radyne Corp. (a)	34,243
1,520	RCN Corp. (a)	42,788
5,370	Sprint Nextel Corp.	122,705
2,280	Switch & Data Facilities Co. (a)	42,385
210	Telephone and Data Systems, Inc.	12,999
4,970	Verizon Communications, Inc.	216,344
3,330	Vodafone Group PLC ADR	104,662

		1,241,469

Tobacco & Tobacco Products (0.3%)
2,520	Altria Group, Inc.	179,172
190	Loews Corp. - Carolina Group	14,772
540	Reynolds American, Inc.	35,122

		229,066

Toys/Games/Hobbies (0.2%)
5,540	Hasbro, Inc.	178,111

Transportation (0.1%)
520	Canadian Nationall Railway Co.	28,387
100	Canadian Pacific Railway, Ltd.	7,147
1,520	Genesis Lease, Ltd. ADR	42,712

		78,246

Transportation & Shipping (0.9%)
3,060	American Commercial Lines, Inc. (a)	96,971
1,260	Burlington Northern Santa Fe Corp.	117,344
650	CSX Corp.	29,536
2,530	Double Hull Tankers, Inc.	40,227
1,290	FedEx Corp.	143,990
950	Freightcar America, Inc.	46,958

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares/ Principal Amount	Security Description	Value
Common Stocks, continued:
Transportation & Shipping, continued:
1,120	Horizon Lines, Inc., Class A	$38,618
2,730	Norfolk Southern Corp.	158,012
1,910	United Parcel Service, Inc., Class B	137,463

		809,119

Utilities (0.0%)
1,010	South Jersey Industries, Inc.	39,259

Utilities - Electric (0.8%)
7,950	American Electric Power Co., Inc.	378,658
1,060	Cleco Corp.	28,599
5,980	Dynegy, Inc. Class A (a)	57,886
950	Edison International	55,357
1,270	General Communications, Inc., Class A	37,262
2,870	NSTAR	99,962
770	UIL Holdings Corp.	25,256
1,040	UniSource Energy Corp.	37,991

		720,971

Utilities - Natural Gas (0.2%)
5,820	NiSource, Inc.	129,262
360	The Laclede Group, Inc.	11,218

		140,480

Waste Disposal (0.1%)
510	Republic Services, Inc.	15,443
1,100	Waste Management, Inc.	42,537

		57,980

Water (0.0%)
280	SJW Corp.	9,036

Total Common Stocks		42,880,918

Asset Backed Securities (1.3%)
106,419	ACLC Business Loan Receivables, Series 1998-2, Class A3, 6.69%, 4/15/20 (b)(c)	101,630
124,591	ACLC Business Loan Receivables, Series 2000-1, Class A3F, 8.03%, 10/15/21 (b)(c)	124,591
250,000	Atherton Franchisee Loan Funding, Series 1998-A, Class B, 6.85%, 5/15/20 (b)(c)	255,000
66,452	Atherton Franchisee Loan Funding, Series 1999-A, Class A2, 7.23%, 4/15/12 (b)(c)	67,390
202,662	Captec Franchise Trust, Series 2000-1, Class A1, 7.89%, 10/15/10 (b)(c)	205,670
107,985	Peachtree Franchise Loan LLC., Series 1999-A, Class A1, 6.68%, 1/15/21 (b)(c)	107,445
163,641	PSB Lending Home Loan Owner Trust, Series 1997-4, Class M1, 8.38%, 5/20/24	163,055
138,545	Residential Asset Mortgage Products, Inc., Series 2003-RS8, Class MI2, 6.20%, 9/25/33	138,292
23,032	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31	23,507

Total Asset Backed Securities		1,186,580

Mortgage Backed Securities (10.4%)
196,502	Banc of America Funding Corp., Series 2003-1, Class A1, 6.00%, 5/20/33	194,997
127,410	Banc of America Mortgage Securities, Series 2003-1, Class 2A4, 5.00%, 2/25/18	123,448
337,959	Banc of America Mortgage Securities, Series 2004-4, Class 3A1, 5.00%, 5/25/19	329,633
119,079	Banc of America Mortgage Securities, Series 2003-1, Class 2A2, 5.25%, 2/25/18	118,030
30,000	Banc of America Mortgage Securities, Series 2003-9, Class 1A7, 5.50%, 12/25/33	29,562
50,000	Banc of America Mortgage Securities, Series 2004-4, Class 2A2, 5.50%, 5/25/34	46,100
100,000	Chaseflex Trust, Series 2006-2, Class A4, 6.34%, 9/25/36	100,718
60,201	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.25%, 3/25/34	59,139
82,934	Countrywide Alternative Loan Trust, Series 2004-24CB, Class 2A1, 5.00%, 11/25/19	80,929
62,636	Countrywide Alternative Loan Trust, Series 2005-J3, Class 3A1, 6.50%, 9/25/34	63,468
76,007	Countrywide Home Loans, Series 2002-38, Class A2, 5.00%, 2/25/18	75,470
169,531	Countrywide Home Loans, Series 2003-14, Class A19, 5.00%, 6/25/33	167,248
113,300	Countrywide Home Loans, Series 2002-19, Class 2A4, 5.50%, 11/25/17	111,728
33,024	Countrywide Home Loans, Series 2003-20, Class 1A14, 5.50%, 7/25/33	32,363
150,000	Countrywide Home Loans, Series 2005-J1 lass 1A8, 5.50%, 2/25/35	143,199
305,949	Countrywide Home Loans, Series 2005-12, Class 2A9, 5.50%, 5/25/35	297,321
108,979	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 8A1, 5.00%, 9/25/18	107,057
131,543	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-21, Class 3A1, 5.50%, 8/25/33	130,431

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$94,984	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A1, 5.50%, 10/25/33	$94,376
104,814	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36	105,834
143,625	Fannie Mae, Series 2003-19, Class ME, 4.00%, 1/25/33	136,537
5,506	Fannie Mae, Series 2003-8, Class QB, 4.50%, 12/25/12	5,487
16,684	Fannie Mae, 5.00%, 3/1/18, Pool #681351	16,308
36,267	Fannie Mae, Series 2002-89, Class QE, 5.00%, 9/25/31	36,113
45,631	Fannie Mae, Series 2003-13, Class PG, 5.00%, 11/25/32	45,127
109,217	Fannie Mae, Series 1999-18, Class A, 5.50%, 10/18/27	108,891
41,368	Fannie Mae, 6.00%, 5/1/35, Pool #357778	41,351
62,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	63,164
80,667	Fannie Mae, Series 1997-M8, Class A3, 7.23%, 1/25/22	82,239
1,231	Fannie Mae, Series 1992-198, Class N, 7.50%, 9/25/22	1,226
296,865	Freddie Mac, 3.50%, 5/1/10, Pool #M80824	283,995
9,101	Freddie Mac, Series 2793, Class HD, 3.50%, 12/15/18	9,075
152,558	Freddie Mac, Series 2877, Class JD, 4.50%, 3/15/19	142,534
115,665	Freddie Mac, Series 2543, Class BC, 4.75%, 11/15/21	113,521
30,494	Freddie Mac, 5.00%, 5/1/18, Pool #E96372	29,808
22,067	Freddie Mac, 5.00%, 9/1/18, Pool #E99582	21,571
400,000	Freddie Mac, Series 2877, Class AL, 5.00%, 10/15/24	375,019
134,714	Freddie Mac, Series 2528, Class ME, 5.25%, 5/15/30	131,502
142,612	Freddie Mac, Series 2382, Class DA, 5.50%, 10/15/30	142,742
70,012	Freddie Mac, Series 2579, Class KJ, 5.50%, 3/15/33	69,913
25,637	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	25,088
32,272	Freddie Mac, 5.52%, 6/1/28, Pool #605508	32,472
45,731	Freddie Mac, Series 2378, Class CB, 6.00%, 11/15/31	46,120
10,600	Freddie Mac, 6.50%, 12/1/11, Pool #E20275	10,853
68,376	Freddie Mac, Series 2302, Class J, 6.50%, 4/15/31	70,209
337,875	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22	352,578
13,189	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	13,294
98,939	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575624	100,919
158,612	Government National Mortgage Assoc., 6.31%, 9/20/32, Pool # 575653	161,786
81,360	Government National Mortgage Assoc., 6.31%, 11/20/32, Pool # 575678	82,988
72,304	Government National Mortgage Assoc., 6.31%, 12/20/32, Pool # 575723	73,751
124,257	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool # 612258	126,653
20,029	Government National Mortgage Assoc., 7.00%, 1/15/26, Pool #421420	20,953
62,108	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	64,954
1,549	Government National Mortgage Assoc., 8.00%, 6/15/26, Pool #423563	1,647
112,324	GSR Mortgage Loan Trust, Series 2003-3F, Class 1A2, 5.00%, 4/25/33	110,984
228,485	Horizon Lines, Inc., Class A, Series 2004-1, Class 2A1, 4.75%, 3/25/19	223,799
354,290	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34	351,356
237,351	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34	238,649
45,016	Master Asset Securitization Trust, Series 2003-3, Class 5A1, 5.50%, 4/25/18	44,652
160,362	Master Asset Securitization Trust, Series 2003-8, Class 1A1, 5.50%, 9/25/33	155,552
420,000	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35	407,463
100,000	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36	100,763
145,605	Residential Accredit Loans, Inc., Series 2004-QS9, Class A1, 5.00%, 6/25/19	143,584
400,000	Residential Accredit Loans, Inc., Series 2006-QS10, Class A8, 6.00%, 8/25/36	396,077
50,000	Residential Asset Loans, Inc, 6.00%, 5/25/36, Callable 7/25/07, Series 2006-QS5 Class A9	48,913
86,734	Residential Asset Securitization Trust, Series 2003-A6, Class A1, 4.50%, 7/25/33	84,359

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
Mortgage Backed Securities, continued:
$56,432	Residential Asset Securitization Trust, Series 2003-A7, Class A2, 4.85%, 7/25/33	$55,996
200,000	Residential Asset Securitization Trust, 5.50%, 7/25/35, Callable 7/25/07, Series 2005-A9 Class A3	193,120
135,566	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36	135,237
85,233	Structured Asset Securities Corp., Series 2003-10, Class A, 6.00%, 4/25/33	84,314
31,056	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32	30,014
149,538	Washington Mutual Mortgage Pass-Through Trust, Series 2002-MS8, Class 2A1, 5.25%, 12/25/17	145,811
483,710	Wells Fargo Mortgage Backed Securities, Series 2004-5, Class 1A1, 5.00%, 6/25/19	476,418
137,311	Wells Fargo Mortgage Backed Securities, Series 2004-7, Class 2A2, 5.00%, 7/25/19	133,299
237,436	Wells Fargo Mortgage Backed Securities, Series 2006-11, Class A8, 6.00%, 9/25/36	236,000

Total Mortgage Backed Securities		9,247,799

Corporate Bonds (3.7%)
Aerospace/Defense (0.6%)
500,000	Boeing Capital Corp., 6.50%, 2/15/12	523,968

Financial - Leasing Company (0.7%)
600,000	International Lease Finance Corp., 5.32%, 12/9/07	598,978

Financial Services (1.4%)
250,000	Alesco Preferred Funding, Ltd., Series 6A, Class C1, 6.97%**, 3/23/35 (b)(c)	251,500
110,000	Household Finance Corp., 6.70%, 9/15/09	111,737
100,000	Household Finance Corp., 7.40%, 8/15/22	99,670
294,217	Preferred Term Securities XXIII, 6.15%**, 12/22/36 (b)(c)	294,611
250,000	Reg Diversified Funding, 6.70%**, 1/25/36 (b)(c)	250,625
250,000	Taberna Preferred Funding Ltd., Series 2006-5A, Class A3, 6.81%**, 8/5/36 (b)(c)	249,375

		1,257,518

Retail (0.3%)
250,000	Wal-Mart Stores, Inc., 7.25%, 6/1/13	270,741

Security Brokers & Dealers (0.3%)
200,000	Bear Stearns Co., Inc., 7.00%, 9/24/21	196,155
125,000	Goldman Sachs Group, Inc., 6.13%, 2/15/33	123,676

		319,831

Telecommunications (0.4%)
250,000	AT&T, Inc., 6.25%, 3/15/11	256,386
100,000	Southwestern Bell Telephone Co., 6.29%, 9/29/10	100,923

		357,309

Total Corporate Bonds		3,328,345

Taxable Municipal Bond (0.4%)
Georgia (0.4%)
350,000	Cedartown Development Authority, Revenue, 7.00%, 2/1/22, Callable 2/1/08 @ 101, Insured by: AMBAC	356,668

U.S. Government Agency Securities (13.2%)
100,000	Fannie Mae, 3.00%, 6/19/08, Continuously Callable @ 100	97,646
50,000	Fannie Mae, 3.50%**, 12/3/08, Continuously Callable @ 100	49,494
200,000	Fannie Mae, 4.00%**, 1/28/08, Continuously Callable @ 100	198,293
150,000	Fannie Mae, 4.00%**, 1/14/10, Continuously Callable @ 100	148,796
500,000	Fannie Mae, 4.00%, 11/10/11, Callable 8/10/07 @ 100*	497,145
50,000	Fannie Mae, 4.00%**, 8/23/13, Continuously Callable @ 100	49,586
87,000	Fannie Mae, 4.00%**, 12/16/14, Continuously Callable @ 100	85,204
145,000	Fannie Mae, 4.00%**, 2/29/16, Continuously Callable @ 100	143,124
500,000	Fannie Mae, 4.16%, 6/11/13, Continuously Callable @ 100	471,549
110,000	Fannie Mae, 4.25%**, 7/14/15, Continuously Callable @ 100	107,577
60,000	Fannie Mae, 4.25%**, 9/16/16, Continuously Callable @ 100	59,224
500,000	Fannie Mae, 4.38%**, 8/18/08	494,564
112,000	Fannie Mae, 4.75%**, 10/20/10, Continuously Callable @ 100	111,175
35,000	Fannie Mae, 4.88%**, 4/26/19, Callable 7/16/07 @ 100*	34,503
250,000	Fannie Mae, 5.00%**, 4/11/14, Callable 7/11/07 @ 100*	248,474
250,000	Fannie Mae, 5.00%**, 11/28/14, Callable 8/28/07 @ 100*	247,118
100,000	Fannie Mae, 5.00%**, 12/22/14, Continuously Callable @ 100	99,103
25,000	Fannie Mae, 5.25%**, 4/13/15, Callable 7/13/07 @ 100*	24,850
380,000	Fannie Mae, 5.25%**, 8/1/18, Callable 8/1/07 @ 100*	375,277

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Principal Amount	Security Description	Value
U.S. Government Agency Securities, continued:
$150,000	Federal Farm Credit Bank, 3.24%, 3/4/08, Continuously Callable @ 100	$147,694
1,000,000	Federal Farm Credit Bank, 4.48%, 6/10/13, Continuously Callable @ 100	956,832
50,000	Federal Home Loan Bank, 2.65%, 7/30/07, Continuously Callable @100	49,779
200,000	Federal Home Loan Bank, 3.00%, 12/19/07, Callable 6/19/07 @ 100*	197,516
25,000	Federal Home Loan Bank, 3.00%, 6/18/08, Continuously Callable @100	24,419
100,000	Federal Home Loan Bank, 3.54%**, 12/30/08, Continuously Callable @100	99,083
100,000	Federal Home Loan Bank, 4.00%**, 7/23/08, Callable 7/23/07 @ 100*	99,470
170,000	Federal Home Loan Bank, 4.00%, 4/20/09, Continuously Callable @100	166,406
175,000	Federal Home Loan Bank, 4.00%**, 9/30/09, Callable 6/30/07 @ 100*	172,456
400,000	Federal Home Loan Bank, 4.00%, 12/9/11, Callable 6/9/07 @ 100*	399,890
410,000	Federal Home Loan Bank, 4.00%**, 6/19/13, Callable 6/19/07 @ 100*	398,730
200,000	Federal Home Loan Bank, 4.00%**, 6/26/13, Callable 6/26/07 @ 100*	194,531
300,000	Federal Home Loan Bank, 4.00%, 11/18/14, Callable 8/18/07 @ 100*	294,368
250,000	Federal Home Loan Bank, 4.00%**, 3/30/16, Callable 6/30/07 @ 100*	243,126
175,000	Federal Home Loan Bank, 4.45%, 2/23/10, Callable 8/23/07 @ 100*	171,782
500,000	Federal Home Loan Bank, 4.50%**, 8/17/10, Callable 8/17/07 @ 100*	499,035
200,000	Federal Home Loan Bank, 4.50%**, 6/5/18, Callable 6/5/07 @ 100*	192,383
166,667	Federal Home Loan Bank, 4.75%**, 4/30/14, Callable 7/30/07 @ 100*	164,548
200,000	Federal Home Loan Bank, 5.00%**, 5/21/18, Callable 8/21/07 @ 100*	196,960
350,000	Federal Home Loan Bank, 5.00%**, 7/16/18, Callable 7/16/07 @100*	345,012
50,000	Federal Home Loan Bank, 5.05%, 3/12/13, Continuously Callable @ 100	48,965
250,000	Federal Home Loan Bank, 5.20%, 9/20/13, Continuously Callable @ 100	245,411
370,000	Federal Home Loan Bank, 5.25%, 11/21/12, Continuously Callable @100	364,973
50,000	Freddie Mac, 3.60%, 8/13/08, Callable 8/13/07 @ 100*	49,014
250,000	Freddie Mac, 4.00%**, 5/30/08, Continuously Callable @ 100	246,854
85,000	Freddie Mac, 4.00%**, 2/15/09, Continuously Callable @ 100	84,231
144,000	Freddie Mac, 4.00%**, 11/15/09, Continuously Callable @ 100	142,647
50,000	Freddie Mac, 4.00%**, 4/8/13, Continuously Callable @ 100	48,953
156,000	Freddie Mac, 4.00%**, 5/15/18, Continuously Callable @ 100	148,913
100,000	Freddie Mac, 4.00%**, 6/25/18, Continuously Callable @ 100	95,556
250,000	Freddie Mac, 4.50%**, 11/18/09, Continuously Callable @ 100	246,323
63,000	Freddie Mac, 4.50%**, 11/5/10, Continuously Callable @ 100	62,635
300,000	Freddie Mac, 4.50%**, 1/15/14, Continuously Callable @ 100	294,125
95,000	Freddie Mac, 4.50%, 12/24/18, Continuously Callable @ 100	94,045
20,000	Freddie Mac, 4.50%**, 10/15/22, Callable 10/15/07 @ 100*	19,078
200,000	Freddie Mac, 4.63%**, 12/15/10, Continuously Callable @ 100	198,217
99,000	Freddie Mac, 4.75%**, 11/10/10, Continuously Callable @ 100	98,519
105,000	Freddie Mac, 4.75%**, 3/15/15, Continuously Callable @ 100	103,184
100,000	Freddie Mac, 5.00%**, 3/29/10, Continuously Callable @ 100	99,539
175,000	Freddie Mac, 5.00%**, 12/15/13, Continuously Callable @ 100	172,627
129,000	Freddie Mac, 5.00%**, 12/15/13, Continuously Callable @ 100	127,743
25,000	Freddie Mac, 5.00%**, 4/12/19, Callable 10/12/07 @ 100*	24,402
115,000	Freddie Mac, 5.00%**, 7/29/19, Continuously Callable @ 100	112,691
100,000	Freddie Mac, 5.13%**, 8/1/18, Callable 8/1/07 @ 100*	98,187
25,000	Freddie Mac, 5.25%**, 12/15/17, Continuously Callable @ 100	24,811

Total U.S. Government Agency Securities		11,808,365

U.S. Treasury Obligations (9.5%)
1,100,000	U.S. Treasury Bonds, 5.38%, 2/15/31	1,147,180
850,000	U.S. Treasury Bonds, 5.50%, 8/15/28	894,492
1,000,000	U.S. Treasury Notes, 3.88%, 2/15/13	952,422
500,000	U.S. Treasury Notes, 4.00%, 2/15/14	475,351
300,000	U.S. Treasury Notes, 4.25%, 8/15/13	290,813
650,000	U.S. Treasury Notes, 4.25%, 8/15/14	625,067
1,000,000	U.S. Treasury Notes, 4.25%, 11/15/14	960,781
1,250,000	U.S. Treasury Notes, 4.50%, 11/15/15	1,216,406
1,250,000	U.S. Treasury Notes, 4.50%, 2/15/16	1,216,114

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Balanced Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations, continued:
$750,000	U.S. Treasury Notes, 4.88%, 4/30/11	$750,586

Total U.S. Treasury Obligations		8,529,212

Investment Companies (12.3%)
83,800	iShares MSCI EAFE Index Fund	6,788,638
33,080	iShares MSCI Emerging Markets Index	4,195,536

Total Investment Companies		10,984,174

Investments in Affiliate (0.8%)
751,268	American Performance Cash Management Fund, Institutional Class	751,268

Total Investments in Affiliate		751,268

Total Investments (Cost $79,085,130)—99.6%		89,073,329
Other assets in excess of liabilities — 0.4%		325,878

NET ASSETS — 100.0%		$89,399,207

(a)	Non-income producing security

(b)	Represents an illiquid security.

(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended unless otherwise noted the security has been deemed liquid according to the policies and procedures adopted by the board.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

**	Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at May 31, 2007. The date presented reflects the final maturity date.

ADR	American Depository Receipt

AMBAC	American Municipal Bond Assurance Corp.

LLC	Limited Liability Co.

PLC	Public Limited Co.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio of Investments

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks (99.5%)
Aerospace/Defense (0.9%)
1,270	The Boeing Co.	$127,749

Apparel Manufacturers (4.4%)
5,855	Coach, Inc. (a)	300,713
5,390	NIKE, Inc., Class B	305,882

		606,595

Banking (4.2%)
3,740	Bank of America Corp.	189,655
3,515	Citigroup, Inc.	191,532
5,725	Synovus Financial Corp.	189,269

		570,456

Beverages (1.8%)
3,620	PepsiCo, Inc.	247,355

Broadcasting/Cable (2.9%)
14,712	Comcast Corp., Class A Special (a)	403,256

Building Materials (0.9%)
1,880	Nucor Corp.	126,975

Business Equipment & Services (1.1%)
2,540	Fiserv, Inc. (a)	150,495

Chemicals (2.9%)
3,340	Praxair, Inc.	227,421
3,790	Sigma-Aldrich Corp.	164,031

		391,452

Commercial Services (1.4%)
3,350	Jacobs Engineering Group, Inc. (a)	194,133

Computer Software & Services (3.2%)
15,510	Yahoo!, Inc. (a)	445,137

Computers & Peripherals (4.8%)
9,130	Cisco Systems, Inc. (a)	245,780
6,440	Dell, Inc. (a)	173,043
2,360	Lexmark International, Inc., Class A (a)	122,555
5,550	Seagate Technology	114,274

		655,652

Consumer Products (1.2%)
2,370	Colgate-Palmolive Co.	158,695

Diversified Manufacturing Operations (2.1%)
3,885	Danaher Corp.	285,547

Electronic Components/Instruments (6.9%)
4,170	Amphenol Corp., Class A	149,203
3,340	Emerson Electric Co.	161,823
1,660	L-3 Communications Holdings, Inc.	158,132
4,570	Microchip Technology, Inc.	185,450
5,290	Thermo Fisher Scientific, Inc. (a)	288,834

		943,442

Entertainment (1.0%)
3,700	The Walt Disney Co.	131,128

Financial Services (9.2%)
5,700	Eaton Vance Corp.	250,173
2,450	Legg Mason, Inc.	247,523
3,730	Merrill Lynch & Co.	345,883
4,130	Nuveen Investments, Inc., Class A	226,572
3,780	T. Rowe Price Group, Inc.	194,103

		1,264,254

Food - Wholesale/Distribution (1.7%)
6,960	Sysco Corp.	230,515

Food Products & Services (1.2%)
4,590	Archer-Daniels-Midland Co.	160,834

Health Care (1.6%)
2,765	Wellpoint, Inc. (a)	225,099

Hotels (1.1%)
1,970	Las Vegas Sands Corp. (a)	153,699

Insurance (4.9%)
3,445	AFLAC, Inc.	182,102
2,435	American International Group, Inc.	176,148
3,140	Prudential Financial, Inc.	320,343

		678,593

Machinery & Equipment (2.4%)
4,615	United Technologies Corp.	325,588

Media (1.0%)
3,510	Time Warner Cable, Inc., Class A (a)	134,819

Medical - Biotechnology (1.0%)
3,930	Pharmaceutical Product Development, Inc.	143,445

Medical Equipment & Supplies (5.9%)
1,610	Bard (C.R.), Inc.	135,900
3,800	Henry Schein, Inc. (a)	203,414
2,865	Johnson & Johnson	181,269
4,250	Stryker Corp.	286,067

		806,650

Medical Labs & Testing Services (1.1%)
2,265	Covance, Inc. (a)	150,736
Oil & Gas Exploration, Production and Services (3.6%)
3,025	Apache Corp.	244,269
2,985	Baker Hughes, Inc.	246,203

		490,472

Oil - Integrated Companies (1.7%)
2,755	Exxon Mobil Corp.	229,133

Pharmaceuticals (1.3%)
2,760	Genzyme Corp. (a)	178,075

Retail (12.4%)
3,170	Bed Bath & Beyond, Inc. (a)	128,892
6,250	Best Buy Co., Inc.	301,813
11,523	CVS Corp.	444,096
3,285	Kohl’s Corp. (a)	247,426
5,160	Lowe’s Cos., Inc.	169,351
6,510	Staples, Inc.	163,141
5,310	Walgreen Co.	239,640

		1,694,359

Semiconductors (4.7%)
8,780	Altera Corp. (a)	200,272
8,670	Intel Corp.	192,214

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

U.S. Tax-Efficient Large Cap Equity Fund

Schedule of Portfolio of Investments, Continued

May 31, 2007

(Unaudited)

Shares	Security Description	Value
Common Stocks, continued:
Semiconductors, continued:
7,225	Texas Instruments, Inc.	$255,476

		647,962

Technology (1.9%)
5,940	QUALCOMM, Inc.	255,123

Transportation & Shipping (3.1%)
1,755	FedEx Corp.	195,893
3,920	Norfolk Southern Corp.	226,890

		422,783

Total Common Stocks		13,630,206

Investments In Affiliates (0.4%)
55,139	American Performance Cash Management Fund, Institutional Class	55,139

Total Investments In Affiliates		55,139

Total Investments (Cost $10,535,034)(b)—99.9%		13,685,345
Other assets in excess of liabilities — 0.1%		14,022

NET ASSETS — 100.0%		$13,699,367

(a)	Non-income producing security

(b)	Represents cost for financial reporting purposes.

See accompanying notes to schedules of portfolio investments.

AMERICAN PERFORMANCE FUNDS

Notes to Schedue of Portfolio Investments

May 31, 2007

(Unaudited)

1.	Organization:

The American Performance Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end investment company. The Trust currently offers shares of the U.S. Treasury Fund, the Cash Management Fund and the Tax-Free Money Market Fund (each a “Money Market Fund,” collectively the “Money Market Funds”), the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund, and the U.S. Tax-Efficient Large Cap Equity Fund (individually referred to as a “Fund” and collectively, “the Trust” or “the Funds”). The Money Market Funds are authorized to issue an unlimited number of shares in four classes of shares for each Money Market Fund: the Administrative Shares, the Institutional Shares, the Select Shares and the Service Shares (as of May 31, 2007 the Select Shares of the U.S. Treasury Fund and the Cash Management Fund are not offered for sale). The Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund are the U.S. Tax-Efficient Large Cap Equity Fund are authorized to issue an unlimited number of shares in two classes of shares for each Fund: No-Load Investor Shares (the “Investor Shares”) and Institutional Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (12b-1) fees paid by Administrative, Investor and Service Shares, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with the U.S. generally accepted accounting principles (“GAAP”). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the instrument. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments, continued

May 31, 2007

(Unaudited)

The following is an overview of how securities will be valued in the Intermediate Tax-Free Bond Fund, the Short-Term Income Fund, the Intermediate Bond Fund, the Bond Fund, the Balanced Fund and the U.S. Tax-Efficient Large Cap Equity Fund (“the Variable Net Asset Value Funds”).

Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished through an independent national pricing service approved by the Board of Trustees.

Domestic equity securities are valued at the closing price on the exchange or market where the security is principally traded. If there have been no sales for that day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded.

Fixed income securities will be valued using matrix pricing as determined by a Board approved independent pricing trend service. Short term fixed income securities are valued at amortized cost, which approximates current value.

Open ended mutual fund investments will be valued at the most recently calculated net asset value. Closed ended mutual funds are valued at their fair values based upon the latest available closing price.

Repurchase agreements will be valued at original cost.

Other securities and assets for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Funds’ pricing committee under the supervision of the Board of Trustees.

Security Transactions and Related Income:

During the period, security transactions are accounted for no later than the first calculation on the first business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Securities Purchased on a When-issued Basis and Delayed Delivery Basis:

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund, and no interest accrues to the

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments, continued

May 31, 2007

(Unaudited)

Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities.

Restricted and Illiquid Securities:

The Variable Net Asset Value Funds will not invest more than 15% of their net assets and the Money Market Funds will not invest more than 10% of their net assets in Section 4(2) paper and illiquid securities unless the investment adviser determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the Board of Trustees, that any Section 4(2) paper held by a Fund in excess of this level is at all times liquid. The determination as to whether a restricted security is illiquid is made pursuant to guidelines established by the Board. Not all restricted securities are considered liquid.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign government laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system.

3.	Concentration of Credit Risk

The Tax-Free Money Market Fund and the Intermediate Tax-Free Bond Fund invest primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry sector.

AMERICAN PERFORMANCE FUNDS

Notes to Schedule of Portfolio Investments, continued

May 31, 2007

(Unaudited)

4.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation is as follows:

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
Intermediate Tax-Free Bond	$19,945,197	$277,283	$(81,896)	$195,387
Short Term Income Fund	266,142,707	1,098,913	(1,608,179)	(509,266)
Intermediate Bond Fund	96,158,585	659,577	(740,080)	(80,503)
Bond Fund	62,644,702	459,081	(673,775)	(214,694)
Balanced Fund	79,579,169	10,298,917	(804,757)	9,494,160
U.S. Tax-Efficient Large Cap Fund	10,611,723	3,133,381	(59,759)	3,073,622

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Performance Funds

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date	July 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer

Date	July 26, 2007

By (Signature and Title)*	/s/ Jennifer J. Hankins
Jennifer J. Hankins, President

Date	July 27, 2007

*	Print the name and title of each signing officer under his or her signature.